Schedule of Investments (unaudited)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31 (Call 12/01/30)(a)	$1,787	$1,454,307
4.75%, 03/30/30 (Call 12/30/29)(a)	3,866	3,680,376
5.38%, 06/15/33 (Call 03/15/33)	1,495	1,454,111
Omnicom Group Inc.
2.45%, 04/30/30 (Call 01/30/30)	3,163	2,649,448
2.60%, 08/01/31 (Call 05/01/31)(a)	3,184	2,631,676
4.20%, 06/01/30 (Call 03/01/30)	3,456	3,220,417
		15,090,335
Aerospace & Defense — 1.2%
BAE Systems PLC
1.90%, 02/15/31 (Call 11/15/30)(b)	5,721	4,532,440
3.40%, 04/15/30 (Call 01/15/30)(b)	7,436	6,644,944
Boeing Co. (The)
2.95%, 02/01/30 (Call 11/01/29)(a)	4,358	3,791,690
3.20%, 03/01/29 (Call 12/01/28)	5,482	4,961,674
3.45%, 11/01/28 (Call 08/01/28)(a)	1,859	1,699,021
3.63%, 02/01/31 (Call 11/01/30)	7,704	6,932,080
5.15%, 05/01/30 (Call 02/01/30)	24,606	24,378,996
6.13%, 02/15/33(a)	1,215	1,264,324
General Dynamics Corp.
2.25%, 06/01/31 (Call 03/01/31)(a)	2,758	2,297,780
3.63%, 04/01/30 (Call 01/01/30)	5,909	5,483,090
HEICO Corp., 5.35%, 08/01/33 (Call 05/01/33)	4,510	4,408,578
L3Harris Technologies Inc.
1.80%, 01/15/31 (Call 10/15/30)	3,539	2,785,446
2.90%, 12/15/29 (Call 09/15/29)(a)	2,548	2,222,844
5.40%, 07/31/33 (Call 04/30/33)(a)	8,570	8,541,949
Lockheed Martin Corp.
1.85%, 06/15/30 (Call 03/15/30)	2,542	2,099,354
3.90%, 06/15/32 (Call 03/15/32)(a)	4,277	3,954,159
5.25%, 01/15/33 (Call 10/15/32)(a)	5,410	5,523,825
Northrop Grumman Corp.
4.40%, 05/01/30 (Call 02/01/30)(a)	4,421	4,262,948
4.70%, 03/15/33 (Call 12/15/32)(a)	5,965	5,772,974
Northrop Grumman Systems Corp., 7.75%, 02/15/31	537	613,388
RTX Corp.
1.90%, 09/01/31 (Call 06/01/31)	5,261	4,121,662
2.25%, 07/01/30 (Call 04/01/30)	5,722	4,762,273
2.38%, 03/15/32 (Call 12/15/31)	5,355	4,297,905
5.15%, 02/27/33 (Call 11/27/32)	6,985	6,860,705
6.00%, 03/15/31 (Call 01/15/31)	10,750	11,133,398
6.10%, 03/15/34 (Call 12/15/33)	6,755	7,078,266
7.50%, 09/15/29	2,648	2,931,343
		143,357,056
Agriculture — 1.5%
Altria Group Inc.
2.45%, 02/04/32 (Call 11/04/31)	9,815	7,708,925
3.40%, 05/06/30 (Call 02/06/30)	4,206	3,735,171
4.80%, 02/14/29 (Call 11/14/28)(a)	10,271	10,022,629
6.88%, 11/01/33 (Call 08/01/33)(a)	1,485	1,576,348
Archer-Daniels-Midland Co.
2.90%, 03/01/32 (Call 12/01/31)	4,306	3,703,436
3.25%, 03/27/30 (Call 12/27/29)	5,701	5,168,499
4.50%, 08/15/33 (Call 05/15/33)(a)	1,885	1,800,627
5.94%, 10/01/32(a)	805	855,843
BAT Capital Corp.
2.73%, 03/25/31 (Call 12/25/30)(a)	6,989	5,693,641
Security	Par (000)	Value

Agriculture (continued)
3.46%, 09/06/29 (Call 06/06/29)	$3,281	$2,921,685
4.74%, 03/16/32 (Call 12/16/31)(a)	5,039	4,668,985
4.91%, 04/02/30 (Call 01/02/30)(a)	5,976	5,704,142
6.34%, 08/02/30 (Call 06/02/30)	4,030	4,136,940
6.42%, 08/02/33 (Call 05/02/33)	7,555	7,692,465
7.75%, 10/19/32 (Call 07/19/32)(a)	3,199	3,536,129
BAT International Finance PLC, 5.93%, 02/02/29 (Call 01/02/29)	3,055	3,101,813
Bunge Ltd. Finance Corp., 2.75%, 05/14/31 (Call 02/14/31)(a)	5,704	4,823,462
Cargill Inc.
1.70%, 02/02/31 (Call 11/02/30)(a)(b)	2,968	2,353,807
2.13%, 04/23/30 (Call 01/23/30)(b)	4,399	3,694,661
2.13%, 11/10/31 (Call 08/10/31)(b)	5,553	4,458,032
3.25%, 05/23/29 (Call 02/23/29)(a)(b)	2,803	2,603,151
4.00%, 06/22/32 (Call 03/22/32)(b)	3,710	3,401,904
4.75%, 04/24/33 (Call 01/24/33)(b)	2,849	2,747,102
5.13%, 10/11/32 (Call 07/11/32)(b)	2,850	2,832,460
Imperial Brands Finance PLC, 3.88%, 07/26/29 (Call 04/26/29)(b)	5,397	4,881,238
JT International Financial Services BV, 6.88%, 10/24/32 (Call 07/24/32)(b)	2,785	3,030,620
Philip Morris International Inc.
1.75%, 11/01/30 (Call 08/01/30)(a)	3,915	3,100,412
2.10%, 05/01/30 (Call 02/01/30)	4,496	3,745,402
3.38%, 08/15/29 (Call 05/15/29)(a)	4,730	4,288,665
5.13%, 02/15/30 (Call 12/15/29)	10,525	10,384,749
5.38%, 02/15/33 (Call 11/15/32)	12,480	12,289,809
5.50%, 09/07/30 (Call 07/07/30)	2,675	2,685,828
5.63%, 11/17/29 (Call 09/17/29)	7,348	7,464,766
5.63%, 09/07/33 (Call 06/07/33)	5,600	5,626,500
5.75%, 11/17/32 (Call 08/17/32)(a)	8,415	8,607,472
Viterra Finance BV
3.20%, 04/21/31 (Call 01/21/31)(b)	3,320	2,759,241
5.25%, 04/21/32 (Call 01/21/32)(a)(b)	1,690	1,592,793
		169,399,352
Airlines — 0.0%
Southwest Airlines Co., 2.63%, 02/10/30 (Call 11/10/29)	3,486	2,944,518

Apparel — 0.3%
NIKE Inc., 2.85%, 03/27/30 (Call 12/27/29)(a)	8,448	7,569,457
Ralph Lauren Corp., 2.95%, 06/15/30
(Call 03/15/30)(a)	4,635	4,049,026
Tapestry Inc.
3.05%, 03/15/32 (Call 12/15/31)	2,967	2,218,440
7.70%, 11/27/30 (Call 09/27/30)	8,095	8,206,246
7.85%, 11/27/33 (Call 08/27/33)	5,600	5,687,274
VF Corp.
2.95%, 04/23/30 (Call 01/23/30)(a)	4,380	3,545,223
6.00%, 10/15/33(a)	275	257,744
		31,533,410
Auto Manufacturers — 2.2%
American Honda Finance Corp.
1.80%, 01/13/31(a)	2,813	2,267,376
2.25%, 01/12/29	3,037	2,664,406
4.60%, 04/17/30	4,110	3,973,639
5.85%, 10/04/30	3,256	3,364,538
BMW Finance NV, 2.85%, 08/14/29 (Call 05/14/29)(a)(b)	2,930	2,616,370

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
BMW U.S. Capital LLC
1.95%, 08/12/31 (Call 05/12/31)(b)	$2,897	$2,288,904
2.55%, 04/01/31 (Call 01/01/31)(b)	2,910	2,425,173
3.63%, 04/18/29 (Call 01/18/29)(a)(b)	3,360	3,124,631
3.70%, 04/01/32 (Call 01/01/32)(a)(b)	2,630	2,353,945
4.15%, 04/09/30 (Call 01/09/30)(a)(b)	5,817	5,508,386
5.15%, 08/11/33 (Call 05/11/33)(a)(b)	2,655	2,631,424
Cummins Inc., 1.50%, 09/01/30 (Call 06/01/30)(a)	4,768	3,824,761
Daimler Finance North America LLC
2.45%, 03/02/31(a)(b)	1,787	1,492,900
2.63%, 03/10/30(a)(b)	2,767	2,385,153
3.10%, 08/15/29(b)	3,255	2,922,257
4.30%, 02/22/29(a)(b)	2,115	2,028,540
Daimler Trucks Finance North America LLC
2.38%, 12/14/28(b)	4,035	3,487,092
2.50%, 12/14/31(b)	4,035	3,238,485
5.50%, 09/20/33(b)	5,265	5,161,453
Ford Motor Co.
3.25%, 02/12/32 (Call 11/12/31)(a)	10,330	8,239,413
6.10%, 08/19/32 (Call 05/19/32)(a)	8,050	7,831,823
7.45%, 07/16/31(a)	8,000	8,422,758
Ford Motor Credit Co. LLC
3.63%, 06/17/31 (Call 03/17/31)	3,065	2,546,027
4.00%, 11/13/30 (Call 08/13/30)	5,210	4,478,706
7.12%, 11/07/33 (Call 08/07/33)	5,180	5,398,429
7.20%, 06/10/30 (Call 04/10/30)	5,000	5,168,773
7.35%, 03/06/30 (Call 01/06/30)(a)	8,255	8,573,360
General Motors Co.
5.40%, 10/15/29 (Call 08/15/29)(a)	6,948	6,845,302
5.60%, 10/15/32 (Call 07/15/32)(a)	7,200	7,043,012
General Motors Financial Co. Inc.
2.35%, 01/08/31 (Call 10/08/30)	5,660	4,507,125
2.70%, 06/10/31 (Call 03/10/31)(a)	5,390	4,328,560
3.10%, 01/12/32 (Call 10/12/31)(a)	6,639	5,402,303
3.60%, 06/21/30 (Call 03/21/30)	7,274	6,373,181
4.30%, 04/06/29 (Call 02/06/29)(a)	5,567	5,168,889
5.65%, 01/17/29 (Call 10/17/28)(a)	2,456	2,445,664
5.85%, 04/06/30 (Call 02/06/30)	2,610	2,602,067
6.40%, 01/09/33 (Call 10/09/32)(a)	5,295	5,434,808
Honda Motor Co. Ltd., 2.97%, 03/10/32 (Call 12/10/31)(a)	5,263	4,561,050
Hyundai Capital America
5.70%, 06/26/30 (Call 04/26/30)(a)(b)	2,784	2,751,569
5.80%, 04/01/30 (Call 02/01/30)(a)(b)	2,635	2,622,746
6.20%, 09/21/30 (Call 07/21/30)(a)(b)	3,960	4,030,322
6.38%, 04/08/30 (Call 01/08/30)(a)(b)	3,463	3,551,879
Mercedes-Benz Finance North America LLC
5.05%, 08/03/33(a)(b)	3,195	3,136,858
8.50%, 01/18/31	9,063	10,941,796
Nissan Motor Co. Ltd., 4.81%, 09/17/30 (Call 06/17/30)(b)	13,205	11,756,850
Stellantis Finance U.S. Inc.
2.69%, 09/15/31 (Call 06/15/31)(a)(b)	6,057	4,843,405
6.38%, 09/12/32 (Call 06/12/32)(a)(b)	4,280	4,393,763
Toyota Motor Corp.
2.36%, 03/25/31 (Call 12/25/30)(a)	2,593	2,188,246
2.76%, 07/02/29(a)	2,272	2,038,148
5.12%, 07/13/33 (Call 04/13/33)(a)	2,380	2,441,619
Toyota Motor Credit Corp.
1.65%, 01/10/31(a)	3,321	2,647,979
Security	Par (000)	Value

Auto Manufacturers (continued)
1.90%, 09/12/31(a)	$2,737	$2,180,259
2.15%, 02/13/30	5,119	4,364,224
2.40%, 01/13/32(a)	1,450	1,188,752
3.38%, 04/01/30	5,169	4,705,906
3.65%, 01/08/29(a)	2,816	2,661,506
4.45%, 06/29/29(a)	4,838	4,724,117
4.55%, 05/17/30(a)	3,625	3,527,641
4.70%, 01/12/33	3,268	3,198,660
5.55%, 11/20/30	165	168,557
Volkswagen Group of America Finance LLC
3.75%, 05/13/30(a)(b)	3,056	2,703,360
4.60%, 06/08/29 (Call 04/08/29)(a)(b)	2,818	2,658,905
5.90%, 09/12/33 (Call 06/12/33)(b)	2,635	2,603,408
6.45%, 11/16/30 (Call 09/16/30)(b)	2,200	2,251,370
		257,412,528
Auto Parts & Equipment — 0.2%
Aptiv PLC
3.25%, 03/01/32 (Call 12/01/31)(a)	4,701	3,995,980
4.35%, 03/15/29 (Call 12/15/28)	1,674	1,588,892
Lear Corp.
2.60%, 01/15/32 (Call 10/15/31)(a)	2,320	1,803,908
3.50%, 05/30/30 (Call 02/28/30)	2,217	1,913,239
4.25%, 05/15/29 (Call 02/15/29)(a)	2,014	1,869,881
Magna International Inc.
2.45%, 06/15/30 (Call 03/15/30)(a)	4,433	3,748,654
5.50%, 03/21/33 (Call 12/21/32)(a)	3,023	3,065,483
		17,986,037
Banks — 22.6%
ABN AMRO Bank NV
2.47%, 12/13/29 (Call 12/13/28), (1-year CMT + 1.100%)(a)(b)(c)	6,590	5,590,023
3.32%, 03/13/37 (Call 12/13/31), (5-year CMT + 1.900%)(a)(b)(c)	4,901	3,702,759
ANZ New Zealand Int’l Ltd./London, 2.55%, 02/13/30(a)(b)	3,168	2,668,356
ASB Bank Ltd.
2.38%, 10/22/31(a)(b)	2,200	1,724,099
5.28%, 06/17/32 (Call 06/17/27), (5-year CMT + 2.250%)(b)(c)	2,345	2,266,001
Australia & New Zealand Banking Group Ltd.
2.57%, 11/25/35 (Call 11/25/30), (5-year CMT + 1.700%)(b)(c)	7,198	5,559,804
6.74%, 12/08/32(a)(b)	6,545	6,749,349
Banco Bilbao Vizcaya Argentaria SA, 7.88%, 11/15/34 (Call 11/15/33), (1-year CMT + 3.300%)(c)	3,800	3,927,966
Banco de Chile, 2.99%, 12/09/31 (Call 09/09/31)(b)	915	758,914
Banco de Credito e Inversiones SA, 2.88%, 10/14/31 (Call 07/14/31)(b)	1,180	967,600
Banco Nacional de Panama, 2.50%, 08/11/30 (Call 05/11/30)(a)(b)	5,890	4,356,553
Banco Santander Chile, 3.18%, 10/26/31 (Call 07/28/31)(b)	1,325	1,101,214
Banco Santander SA
2.75%, 12/03/30(a)	10,210	8,011,910
2.96%, 03/25/31(a)	6,126	5,030,477
3.23%, 11/22/32 (Call 08/22/31), (1-year CMT + 1.600%)(c)	5,769	4,535,397
3.31%, 06/27/29	5,792	5,151,693

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.49%, 05/28/30	$5,717	$4,942,950
6.92%, 08/08/33	8,590	8,544,114
6.94%, 11/07/33	10,000	10,589,646
Bangkok Bank PCL, 5.50%, 09/21/33 (Call 06/21/33)(b)	3,050	2,998,189
Bangkok Bank PCL/Hong Kong
3.47%, 09/23/36 (Call 09/23/31), (5-year CMT + 2.150%)(a)(b)(c)	4,750	3,816,460
9.03%, 03/15/29(a)(b)	1,410	1,593,898
Bank of America Corp.
1.90%, 07/23/31 (Call 07/23/30), (1-day SOFR + 1.530%)(c)	15,730	12,352,563
1.92%, 10/24/31 (Call 10/24/30), (1-day SOFR + 1.370%)(c)	14,382	11,243,142
2.30%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.220%)(c)	20,774	16,305,457
2.48%, 09/21/36 (Call 09/21/31), (5-year CMT + 1.200%)(c)	11,273	8,513,343
2.50%, 02/13/31 (Call 02/13/30), (3-mo. SOFR + 1.252%)(a)(c)	19,722	16,369,511
2.57%, 10/20/32 (Call 10/20/31), (1-day SOFR + 1.210%)(c)	17,595	14,003,006
2.59%, 04/29/31 (Call 04/29/30), (1-day SOFR + 2.150%)(c)	16,903	14,045,515
2.69%, 04/22/32 (Call 04/22/31), (1-day SOFR + 1.320%)(c)	24,880	20,213,013
2.88%, 10/22/30 (Call 10/22/29), (3-mo. SOFR + 1.452%)(c)	10,784	9,263,088
2.97%, 02/04/33 (Call 02/04/32), (1-day SOFR + 1.330%)(c)	20,707	16,898,203
3.19%, 07/23/30 (Call 07/23/29), (3-mo. SOFR + 1.442%)(c)	14,112	12,406,186
3.85%, 03/08/37 (Call 03/08/32), (5-year CMT + 2.000%)(a)(c)	13,945	11,764,561
3.97%, 02/07/30 (Call 02/07/29), (3-mo. SOFR + 1.472%)(c)	16,256	15,023,718
4.57%, 04/27/33 (Call 04/27/32), (1-day SOFR + 1.830%)(c)	22,120	20,289,873
5.02%, 07/22/33 (Call 07/22/32), (1-day SOFR + 2.160%)(a)(c)	27,532	26,160,157
5.29%, 04/25/34 (Call 04/25/33), (1-day SOFR + 1.910%)(c)	27,590	26,526,390
5.87%, 09/15/34 (Call 09/15/33), (1-day SOFR + 1.840%)(c)	13,470	13,515,118
Series N, 2.65%, 03/11/32 (Call 03/11/31), (1-day SOFR + 1.220%)(c)	11,435	9,298,548
Bank of Montreal, 3.09%, 01/10/37 (Call 01/10/32), (5-year CMT + 1.400%)(c)	6,090	4,683,242
Bank of New York Mellon Corp. (The)
1.65%, 01/28/31 (Call 10/28/30)(a)	2,068	1,642,930
1.80%, 07/28/31 (Call 04/28/31)(a)	2,841	2,216,408
2.50%, 01/26/32 (Call 10/26/31)(a)	2,609	2,123,207
3.30%, 08/23/29 (Call 05/23/29)(a)	4,379	3,929,861
3.85%, 04/26/29 (Call 02/26/29)	1,875	1,762,867
4.29%, 06/13/33 (Call 06/13/32), (1-day SOFR + 1.418%)(c)	3,825	3,505,146
4.60%, 07/26/30 (Call 07/26/29), (1-day SOFR + 1.755%)(c)	2,875	2,762,798
4.71%, 02/01/34 (Call 02/01/33), (1-day SOFR + 1.511%)(a)(c)	4,128	3,872,144
Security	Par (000)	Value

Banks (continued)
4.97%, 04/26/34 (Call 04/26/33), (1-day SOFR + 1.606%)(c)	$5,513	$5,253,433
5.83%, 10/25/33 (Call 10/25/32), (1-day SOFR + 2.074%)(c)	8,263	8,416,829
6.47%, 10/25/34 (Call 10/25/33), (1-day SOFR + 1.845%)(c)	5,200	5,498,507
Series J, 1.90%, 01/25/29 (Call 11/25/28)(a)	2,115	1,811,189
Bank of New Zealand, 2.87%, 01/27/32(b)	1,020	824,688
Bank of Nova Scotia (The)
2.15%, 08/01/31	3,473	2,750,819
2.45%, 02/02/32	4,341	3,457,820
4.59%, 05/04/37 (Call 02/04/32), (5-year CMT + 2.050%)(c)	6,615	5,623,991
4.85%, 02/01/30(a)	6,945	6,704,843
5.65%, 02/01/34	3,175	3,150,850
BankUnited Inc., 5.13%, 06/11/30 (Call 03/11/30)	1,978	1,732,367
Barclays PLC
2.65%, 06/24/31 (Call 06/24/30), (1-year CMT + 1.900%)(a)(c)	5,162	4,152,426
2.67%, 03/10/32 (Call 03/10/31), (1-year CMT + 1.200%)(c)	5,203	4,105,740
2.89%, 11/24/32 (Call 11/24/31), (1-year CMT + 1.300%)(c)	6,893	5,426,618
3.56%, 09/23/35 (Call 09/23/30), (5-year CMT + 2.900%)(c)	5,008	4,029,333
5.09%, 06/20/30 (Call 06/20/29), (3-mo. LIBOR US + 3.054%)(c)	7,911	7,262,014
5.75%, 08/09/33 (Call 08/09/32), (1-year CMT + 3.000%)(c)	5,374	5,184,408
6.22%, 05/09/34 (Call 05/09/33), (1-day SOFR + 2.980%)(c)	11,955	11,747,288
6.69%, 09/13/34 (Call 09/13/33), (1-day SOFR + 2.620%)(c)	7,325	7,463,611
7.12%, 06/27/34 (Call 06/27/33), (1-day SOFR + 3.570%)(a)(c)	8,775	8,741,701
7.44%, 11/02/33 (Call 11/02/32), (1-year CMT + 3.500%)(c)	11,054	11,774,012
BNP Paribas SA
2.59%, 08/12/35 (Call 08/12/30), (5-year CMT + 2.050%)(b)(c)	7,325	5,657,422
2.87%, 04/19/32 (Call 04/19/31), (1-day SOFR + 1.387%)(b)(c)	13,602	11,019,246
3.05%, 01/13/31 (Call 01/13/30), (1-day SOFR + 1.507%)(a)(b)(c)	2,045	1,731,119
3.13%, 01/20/33 (Call 01/20/32), (1-day SOFR + 1.561%)(b)(c)	8,438	6,875,318
5.13%, 01/13/29 (Call 01/13/28), (1-year CMT + 1.450%)(b)(c)	760	747,596
5.20%, 01/10/30 (Call 01/10/29), (3-mo. SOFR + 2.829%)(a)(b)(c)	4,706	4,579,689
5.89%, 12/05/34 (Call 12/05/33), (1-day SOFR + 1.866%)(b)(c)	8,000	8,011,320
BPCE SA
2.28%, 01/20/32 (Call 01/20/31), (1-day SOFR + 1.312%)(b)(c)	7,257	5,563,310
2.70%, 10/01/29(b)	4,792	4,083,386
3.12%, 10/19/32 (Call 10/19/31), (1-day SOFR + 1.730%)(b)(c)	5,911	4,551,692
3.65%, 01/14/37 (Call 01/14/32), (5-year CMT + 1.900%)(b)(c)	1,190	931,084

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.75%, 07/19/33 (Call 07/19/32), (1-day SOFR + 2.865%)(b)(c)	$5,085	$4,855,324
7.00%, 10/19/34 (Call 10/19/33), (1-day SOFR + 2.590%)(b)(c)	8,885	9,156,313
CaixaBank SA, 6.84%, 09/13/34
(Call 09/13/33), (1-day SOFR + 2.770%)(b)(c)	840	844,225
Canadian Imperial Bank of Commerce
3.60%, 04/07/32 (Call 03/07/32)(a)	3,620	3,172,471
6.09%, 10/03/33 (Call 07/03/33)	3,795	3,868,999
Citigroup Inc.
2.52%, 11/03/32 (Call 11/03/31), (1-day SOFR + 1.177%)(c)	9,798	7,756,790
2.56%, 05/01/32 (Call 05/01/31), (1-day SOFR + 1.167%)(c)	16,744	13,469,447
2.57%, 06/03/31 (Call 06/03/30), (1-day SOFR + 2.107%)(c)	19,795	16,344,726
2.67%, 01/29/31 (Call 01/29/30), (1-day SOFR + 1.146%)(c)	13,094	10,976,353
2.98%, 11/05/30 (Call 11/05/29), (1-day SOFR + 1.422%)(a)(c)	12,938	11,192,078
3.06%, 01/25/33 (Call 01/25/32), (1-day SOFR + 1.351%)(c)	17,040	13,978,118
3.79%, 03/17/33 (Call 03/17/32), (1-day SOFR + 1.939%)(c)	16,625	14,384,575
3.98%, 03/20/30 (Call 03/20/29), (3-mo. SOFR + 1.600%)(c)	14,330	13,232,555
4.41%, 03/31/31 (Call 03/31/30), (1-day SOFR + 3.914%)(c)	22,359	20,727,289
4.91%, 05/24/33 (Call 05/24/32), (1-day SOFR + 2.086%)(a)(c)	14,323	13,475,133
5.88%, 02/22/33(a)	3,111	3,146,814
6.00%, 10/31/33(a)	475	483,635
6.17%, 05/25/34 (Call 05/25/33), (1-day SOFR + 2.661%)(c)	17,815	17,678,129
6.27%, 11/17/33 (Call 11/17/32), (1-day SOFR + 2.338%)(a)(c)	15,540	16,025,832
6.63%, 06/15/32	6,189	6,519,944
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 12/06/29)(a)	1,974	1,580,196
2.64%, 09/30/32 (Call 07/02/32)(a)	1,185	855,371
3.25%, 04/30/30 (Call 01/30/30)(a)	4,326	3,607,725
5.64%, 05/21/37 (Call 05/21/32), (5-year CMT + 2.750%)(a)(c)	2,140	1,817,590
Comerica Bank, 5.33%, 08/25/33
(Call 08/25/32), (1-day SOFR + 2.610%)(a)(c)	1,925	1,629,372
Comerica Inc., 4.00%, 02/01/29
(Call 10/31/28)(a)	2,077	1,820,976
Commonwealth Bank of Australia
1.88%, 09/15/31(a)(b)	4,113	3,227,904
2.69%, 03/11/31(a)(b)	8,340	6,578,026
3.61%, 09/12/34 (Call 09/12/29), (5-year CMT + 2.050%)(b)(c)	5,985	5,126,478
3.78%, 03/14/32(b)	6,275	5,248,866
Cooperatieve Rabobank UA, 3.76%, 04/06/33
(Call 04/06/32), (1-year CMT + 1.420%)(b)(c)	4,955	4,263,303
Credit Agricole SA
3.25%, 01/14/30(a)(b)	6,967	5,916,860
5.51%, 07/05/33(b)	6,010	5,973,863
Credit Suisse Group AG
3.09%, 05/14/32 (Call 05/14/31), (1-day SOFR + 1.730%)(b)(c)	17,996	14,691,757
Security	Par (000)	Value

Banks (continued)
4.19%, 04/01/31 (Call 04/01/30), (1-day SOFR + 3.730%)(b)(c)	$16,020	$14,381,019
6.54%, 08/12/33 (Call 08/12/32), (1-day SOFR + 3.920%)(a)(b)(c)	16,945	17,292,762
9.02%, 11/15/33 (Call 11/15/32), (1-day SOFR + 5.020%)(b)(c)	11,463	13,566,699
Deutsche Bank AG/New York NY
3.04%, 05/28/32 (Call 05/28/31), (1-day SOFR + 1.718%)(a)(c)	4,775	3,791,871
3.55%, 09/18/31 (Call 09/18/30), (1-day SOFR + 3.043%)(c)	9,687	8,117,400
3.73%, 01/14/32 (Call 01/14/31), (1-day SOFR + 2.757%)(a)(c)	6,955	5,475,848
3.74%, 01/07/33 (Call 10/07/31), (1-day SOFR + 2.257%)(a)(c)	6,470	4,951,002
5.88%, 07/08/31 (Call 04/08/30), (1-day SOFR + 5.438%)(a)(c)	2,490	2,266,398
7.08%, 02/10/34 (Call 02/10/33), (1-day SOFR + 3.650%)(a)(c)	7,775	7,453,476
Discover Bank, 2.70%, 02/06/30 (Call 11/06/29)	2,743	2,185,814
Fifth Third Bancorp.
4.34%, 04/25/33 (Call 04/05/32), (1-day SOFR + 1.660%)(a)(c)	3,895	3,417,113
4.77%, 07/28/30 (Call 07/28/29), (1-day SOFR + 2.127%)(c)	5,915	5,531,291
First Horizon Bank, 5.75%, 05/01/30 (Call 02/01/30)(a)	2,176	1,940,083
Goldman Sachs Group Inc. (The)
1.99%, 01/27/32 (Call 01/27/31), (1-day SOFR + 1.090%)(c)	14,587	11,313,572
2.38%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.248%)(c)	22,586	17,785,088
2.60%, 02/07/30 (Call 11/07/29)	12,001	10,170,125
2.62%, 04/22/32 (Call 04/22/31), (1-day SOFR + 1.281%)(c)	21,124	17,021,993
2.65%, 10/21/32 (Call 10/21/31), (1-day SOFR + 1.264%)(c)	17,350	13,842,867
3.10%, 02/24/33 (Call 02/24/32), (1-day SOFR + 1.410%)(c)	22,825	18,820,188
3.80%, 03/15/30 (Call 12/15/29)	14,199	12,869,369
6.13%, 02/15/33(a)	4,655	4,900,356
6.56%, 10/24/34 (Call 10/24/33), (1-day SOFR + 1.950%)(a)(c)	3,540	3,741,243
HBOS PLC, 6.00%, 11/01/33(a)(b)	20	18,697
HSBC Capital Funding Dollar 1 LP, 10.18%, (Call 06/30/30),
(3-mo. LIBOR US + 4.980%)(a)(b)(c)(d)	4,395	5,340,241
HSBC Holdings PLC
2.36%, 08/18/31 (Call 08/18/30), (1-day SOFR + 1.947%)(c)	8,441	6,756,262
2.80%, 05/24/32 (Call 05/24/31), (1-day SOFR + 1.187%)(c)	17,075	13,711,412
2.85%, 06/04/31 (Call 06/04/30), (1-day SOFR + 2.387%)(c)	8,215	6,824,314
2.87%, 11/22/32 (Call 11/22/31), (1-day SOFR + 1.410%)(c)	10,002	7,973,026
3.97%, 05/22/30 (Call 05/22/29), (3-mo. SOFR + 1.872%)(c)	16,142	14,669,776
4.76%, 03/29/33 (Call 03/29/32), (1-day SOFR + 2.530%)(c)	11,430	10,061,485
4.95%, 03/31/30(a)	13,833	13,401,231

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.40%, 08/11/33 (Call 08/11/32), (1-day SOFR + 2.870%)(c)	$14,074	$13,536,500
6.25%, 03/09/34 (Call 03/09/33), (1-day SOFR + 2.390%)(a)(c)	12,906	13,144,574
6.55%, 06/20/34 (Call 06/20/33), (1-day SOFR + 2.980%)(a)(c)	11,075	10,949,963
7.40%, 11/13/34 (Call 11/13/33), (1-day SOFR + 3.020%)(c)	8,105	8,436,311
7.63%, 05/17/32(a)	2,030	2,181,993
8.11%, 11/03/33 (Call 11/03/32), (1-day SOFR + 4.250%)(c)	11,322	12,349,213
Huntington Bancshares Inc./OH
2.49%, 08/15/36 (Call 08/15/31), (5-year CMT + 1.170%)(a)(c)	2,741	1,967,624
2.55%, 02/04/30 (Call 01/04/30)	4,122	3,388,916
5.02%, 05/17/33 (Call 05/17/32), (1-day SOFR + 2.050%)(a)(c)	2,755	2,512,613
Huntington National Bank (The), 5.65%, 01/10/30 (Call 11/10/29)(a)	5,075	4,920,108
ING Groep NV
2.73%, 04/01/32 (Call 04/01/31), (1-day SOFR + 1.316%)(a)(c)	3,852	3,134,831
4.05%, 04/09/29	5,208	4,862,202
4.25%, 03/28/33 (Call 03/28/32), (1-day SOFR + 2.070%)(a)(c)	5,030	4,493,066
6.11%, 09/11/34 (Call 09/11/33), (1-day SOFR + 2.090%)(c)	6,490	6,510,067
Intercorp Peru Ltd., 3.88%, 08/15/29 (Call 05/15/29)(b)	1,000	835,210
Intesa Sanpaolo SpA
6.63%, 06/20/33(b)	8,030	7,862,368
7.20%, 11/28/33(b)	5,400	5,469,210
8.25%, 11/21/33 (Call 11/21/32), (1-year CMT + 4.400%)(a)(b)(c)	6,675	6,935,909
Series NR, 4.00%, 09/23/29(b)	50	44,150
JPMorgan Chase & Co.
1.76%, 11/19/31 (Call 11/19/30), (3-mo. SOFR + 1.105%)(c)	8,366	6,549,922
1.95%, 02/04/32 (Call 02/04/31), (1-day SOFR + 1.065%)(c)	17,508	13,763,247
2.52%, 04/22/31 (Call 04/22/30), (1-day SOFR + 2.040%)(c)	15,639	13,118,980
2.55%, 11/08/32 (Call 11/08/31), (1-day SOFR + 1.180%)(c)	17,143	13,781,243
2.58%, 04/22/32 (Call 04/22/31), (3-mo. SOFR + 1.250%)(c)	19,853	16,226,199
2.74%, 10/15/30 (Call 10/15/29), (3-mo. SOFR + 1.510%)(c)	20,970	18,088,483
2.96%, 05/13/31 (Call 05/13/30), (3-mo. SOFR + 2.515%)(c)	16,952	14,427,904
2.96%, 01/25/33 (Call 01/25/32), (1-day SOFR + 1.260%)(c)	20,492	16,930,636
3.70%, 05/06/30 (Call 05/06/29), (3-mo. SOFR + 1.422%)(c)	13,770	12,605,682
4.45%, 12/05/29 (Call 12/05/28), (3-mo. SOFR + 1.592%)(c)	13,184	12,628,431
4.49%, 03/24/31 (Call 03/24/30), (3-mo. SOFR + 3.790%)(c)	17,062	16,131,153
4.57%, 06/14/30 (Call 06/14/29), (1-day SOFR + 1.750%)(a)(c)	11,679	11,189,255
Security	Par (000)	Value

Banks (continued)
4.59%, 04/26/33 (Call 04/26/32), (1-day SOFR + 1.800%)(c)	$17,945	$16,702,401
4.91%, 07/25/33 (Call 07/25/32), (1-day SOFR + 2.080%)(c)	25,595	24,343,073
5.35%, 06/01/34 (Call 06/01/33), (1-day SOFR + 1.845%)(c)	19,380	18,924,874
5.72%, 09/14/33 (Call 09/14/32), (1-day SOFR + 2.580%)(a)(c)	19,906	19,834,000
6.25%, 10/23/34 (Call 10/23/33), (1-day SOFR + 1.810%)(c)	11,590	12,104,980
8.75%, 09/01/30(a)	1,775	2,084,530
KBC Group NV, 6.32%, 09/21/34 (Call 09/21/33), (1-year CMT + 2.050%)(b)(c)	125	125,635
KeyBank NA, 5.00%, 01/26/33 (Call 10/26/32)	6,715	5,889,874
KeyBank NA/Cleveland OH
3.90%, 04/13/29 (Call 03/13/29)	1,828	1,521,166
4.90%, 08/08/32(a)	3,995	3,255,140
KeyCorp
2.55%, 10/01/29(a)	4,065	3,269,792
4.79%, 06/01/33 (Call 06/01/32), (1-day SOFR + 2.060%)(c)	3,765	3,261,406
KKR Group Finance Co. XII LLC, 4.85%, 05/17/32 (Call 02/17/32)(a)(b)	4,385	4,123,219
Kookmin Bank, 2.50%, 11/04/30(b)	980	787,854
Lloyds Banking Group PLC
4.98%, 08/11/33 (Call 08/11/32), (1-year CMT + 2.300%)(a)(c)	6,627	6,153,857
7.95%, 11/15/33 (Call 11/15/32), (1-year CMT + 3.750%)(c)	5,315	5,738,436
M&T Bank Corp., 5.05%, 01/27/34
(Call 01/27/33), (1-day SOFR + 1.850%)(c)	5,300	4,751,025
Macquarie Bank Ltd.
3.05%, 03/03/36 (Call 03/03/31), (5-year CMT + 1.700%)(a)(b)(c)	4,630	3,553,417
3.62%, 06/03/30(a)(b)	3,863	3,237,452
6.79%, 01/18/33(a)(b)	6,820	6,917,980
Macquarie Group Ltd.
2.69%, 06/23/32 (Call 06/23/31), (1-day SOFR + 1.440%)(b)(c)	5,715	4,484,351
2.87%, 01/14/33 (Call 01/14/32), (3-mo. SOFR + 1.532%)(b)(c)	6,803	5,318,251
4.44%, 06/21/33 (Call 06/21/32), (1-day SOFR + 2.405%)(a)(b)(c)	3,525	3,083,812
5.03%, 01/15/30 (Call 01/15/29), (3-mo. LIBOR US + 1.750%)(a)(b)(c)	4,126	3,986,390
5.49%, 11/09/33 (Call 11/09/32), (1-day SOFR + 2.865%)(a)(b)(c)	4,630	4,461,527
5.89%, 06/15/34 (Call 06/15/33), (1-day SOFR + 2.380%)(a)(b)(c)	3,735	3,650,220
6.26%, 12/07/34 (Call 12/07/33), (1-day SOFR + 2.303%)(b)(c)	3,975	3,972,842
Mitsubishi UFJ Financial Group Inc.
2.05%, 07/17/30	6,731	5,462,091
2.31%, 07/20/32 (Call 07/20/31), (1-year CMT + 0.950%)(c)	10,147	8,096,479
2.49%, 10/13/32 (Call 10/13/31), (1-year CMT + 0.970%)(c)	4,257	3,423,196
2.56%, 02/25/30(a)	6,139	5,209,699
2.85%, 01/19/33 (Call 01/19/32), (1-year CMT + 1.100%)(c)	5,710	4,688,659
3.20%, 07/18/29	9,729	8,682,007

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.74%, 03/07/29(a)	$8,039	$7,485,860
4.32%, 04/19/33 (Call 04/19/32), (1-year CMT + 1.550%)(c)	2,695	2,472,558
5.13%, 07/20/33 (Call 07/20/32), (1-year CMT + 2.125%)(c)	8,345	8,144,028
5.41%, 04/19/34 (Call 04/19/33), (1-year CMT + 1.970%)(a)(c)	5,660	5,606,206
5.44%, 02/22/34 (Call 02/22/33), (1-year CMT + 1.630%)(c)	7,230	7,180,836
5.47%, 09/13/33 (Call 09/13/32), (1-year CMT + 2.125%)(a)(c)	4,290	4,282,236
5.48%, 02/22/31 (Call 02/22/30), (1-year CMT + 1.530%)(a)(c)	2,800	2,785,302
Mizuho Financial Group Inc.
1.98%, 09/08/31 (Call 09/08/30), (3-mo. SOFR + 1.532%)(c)	4,315	3,391,895
2.17%, 05/22/32 (Call 05/22/31), (1-year CMT + 0.870%)(c)	2,861	2,231,565
2.20%, 07/10/31 (Call 07/10/30), (3-mo. SOFR + 1.772%)(c)	5,566	4,469,182
2.26%, 07/09/32 (Call 07/09/31), (1-year CMT + 0.900%)(a)(c)	3,015	2,358,757
2.56%, 09/13/31	5,520	4,316,142
2.59%, 05/25/31 (Call 05/25/30), (3-mo. SOFR + 1.332%)(c)	2,943	2,433,303
2.87%, 09/13/30 (Call 09/13/29), (3-mo. SOFR + 1.572%)(c)	3,094	2,657,792
3.15%, 07/16/30 (Call 07/16/29), (3-mo. SOFR + 1.392%)(c)	4,327	3,778,298
3.26%, 05/22/30 (Call 05/22/29), (1-year CMT + 1.250%)(c)	3,450	3,052,964
5.67%, 09/13/33 (Call 09/13/32), (1-year CMT + 2.400%)(c)	4,090	4,062,212
5.74%, 05/27/31 (Call 05/27/30), (1-year CMT + 1.650%)(a)(c)	3,695	3,693,609
5.75%, 05/27/34 (Call 05/27/33), (1-year CMT + 1.800%)(c)	5,230	5,222,247
5.75%, 07/06/34 (Call 07/06/33), (1-year CMT + 1.900%)(a)(c)	6,635	6,606,126
Morgan Stanley
1.79%, 02/13/32 (Call 02/13/31), (1-day SOFR + 1.034%)(c)	15,426	11,820,189
1.93%, 04/28/32 (Call 04/28/31), (1-day SOFR + 1.020%)(c)	14,130	10,860,214
2.24%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.178%)(c)	19,180	14,999,171
2.48%, 09/16/36 (Call 09/16/31), (1-day SOFR + 1.360%)(c)	16,555	12,499,359
2.51%, 10/20/32 (Call 10/20/31), (1-day SOFR + 1.200%)(c)	13,852	10,986,671
2.70%, 01/22/31 (Call 01/22/30), (1-day SOFR + 1.143%)(a)(c)	19,597	16,547,276
2.94%, 01/21/33 (Call 01/21/32), (1-day SOFR + 1.290%)(a)(c)	14,307	11,672,129
3.62%, 04/01/31 (Call 04/01/30), (1-day SOFR + 3.120%)(c)	16,884	14,984,006
4.43%, 01/23/30 (Call 01/23/29), (3-mo. SOFR + 1.890%)(c)	15,744	14,946,214
4.89%, 07/20/33 (Call 07/20/32), (1-day SOFR + 2.076%)(a)(c)	11,695	10,954,969
Security	Par (000)	Value

Banks (continued)
5.25%, 04/21/34 (Call 04/21/33), (1-day SOFR + 1.870%)(c)	$18,505	$17,730,773
5.30%, 04/20/37 (Call 04/20/32), (1-day SOFR + 2.620%)(c)	11,165	10,395,175
5.42%, 07/21/34 (Call 07/21/33), (1-day SOFR + 1.880%)(c)	9,510	9,222,410
5.95%, 01/19/38 (Call 01/19/33), (5-year CMT + 2.430%)(c)	10,505	10,183,177
6.34%, 10/18/33 (Call 10/18/32), (1-day SOFR + 2.560%)(c)	17,080	17,689,302
6.63%, 11/01/34 (Call 11/01/33), (1-day SOFR + 2.050%)(c)	10,395	11,012,998
7.25%, 04/01/32(a)	6,214	7,077,271
National Australia Bank Ltd.
2.33%, 08/21/30(b)	8,010	6,291,754
2.99%, 05/21/31(b)	6,530	5,238,482
3.35%, 01/12/37 (Call 01/12/32), (5-year CMT + 1.700%)(a)(b)(c)	6,515	5,097,524
3.93%, 08/02/34 (Call 08/02/29), (5-year CMT + 1.880%)(b)(c)	7,558	6,618,455
6.43%, 01/12/33(a)(b)	7,348	7,458,575
NatWest Group PLC
3.03%, 11/28/35 (Call 08/28/30), (5-year CMT + 2.350%)(a)(c)	3,817	2,981,545
4.45%, 05/08/30 (Call 05/08/29), (3-mo. LIBOR US + 1.871%)(a)(c)	7,247	6,687,304
5.08%, 01/27/30 (Call 01/27/29), (3-mo. LIBOR US + 1.905%)(c)	9,914	9,481,460
6.02%, 03/02/34 (Call 03/02/33), (1-year CMT + 2.100%)(a)(c)	6,235	6,232,921
Norinchukin Bank (The)
2.08%, 09/22/31(a)(b)	7,070	5,580,746
5.07%, 09/14/32(a)(b)	1,465	1,424,087
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)(a)	5,545	4,582,023
3.15%, 05/03/29 (Call 02/03/29)(a)	2,920	2,653,246
6.13%, 11/02/32 (Call 08/02/32)(a)	5,045	5,199,139
PNC Bank NA, 2.70%, 10/22/29	4,303	3,611,234
PNC Financial Services Group Inc. (The)
2.31%, 04/23/32 (Call 04/23/31), (1-day SOFR + 0.979%)(a)(c)	4,540	3,695,642
2.55%, 01/22/30 (Call 10/24/29)	10,935	9,254,018
3.45%, 04/23/29 (Call 01/23/29)	8,142	7,417,742
4.63%, 06/06/33 (Call 06/06/32), (1-day SOFR + 1.850%)(a)(c)	4,645	4,134,594
5.07%, 01/24/34 (Call 01/24/33), (1-day SOFR + 1.933%)(a)(c)	8,273	7,757,905
5.94%, 08/18/34 (Call 08/18/33), (1-day SOFR + 1.946%)(c)	5,390	5,368,424
6.04%, 10/28/33 (Call 10/28/32), (1-day SOFR + 2.140%)(a)(c)	8,274	8,279,634
6.88%, 10/20/34 (Call 10/20/33), (1-day SOFR + 2.284%)(c)	12,615	13,392,120
Royal Bank of Canada
2.30%, 11/03/31	8,237	6,616,204
3.88%, 05/04/32	5,410	4,849,610
5.00%, 02/01/33	10,191	9,815,586
5.00%, 05/02/33(a)	5,955	5,726,833
Santander Holdings USA Inc., 7.66%, 11/09/31
(Call 11/09/30), (1-day SOFR + 3.280%)(c)	3,275	3,419,241

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Santander UK Group Holdings PLC, 2.90%, 03/15/32 (Call 03/15/31), (1-day SOFR + 1.475%)(a)(c)	$1,815	$1,471,151
Shinhan Bank Co. Ltd.
4.00%, 04/23/29(a)(b)	1,200	1,095,821
4.38%, 04/13/32(b)	820	731,793
Societe Generale SA
2.89%, 06/09/32 (Call 06/09/31), (1-year CMT + 1.300%)(b)(c)	7,539	5,903,430
3.00%, 01/22/30(a)(b)	6,917	5,786,693
3.34%, 01/21/33 (Call 01/21/32), (1-year CMT + 1.600%)(b)(c)	6,091	4,866,333
3.65%, 07/08/35 (Call 07/08/30), (5-year CMT + 3.000%)(b)(c)	1,670	1,352,686
6.22%, 06/15/33 (Call 06/15/32), (1-year CMT + 3.200%)(a)(b)(c)	7,120	6,675,492
6.69%, 01/10/34 (Call 01/10/33), (1-year CMT + 2.950%)(b)(c)	8,805	8,818,846
Standard Chartered Bank, 8.00%, 05/30/31(a)(b)	1,850	1,963,288
Standard Chartered PLC
2.68%, 06/29/32 (Call 06/29/31), (1-year CMT + 1.200%)(b)(c)	7,045	5,496,424
3.27%, 02/18/36 (Call 11/18/30), (5-year CMT + 2.300%)(b)(c)	6,230	4,829,053
3.60%, 01/12/33 (Call 01/12/32), (1-year CMT + 1.900%)(b)(c)	5,190	4,104,073
4.31%, 05/21/30 (Call 05/21/29), (3-mo. LIBOR US + 1.910%)(a)(b)(c)	4,486	4,073,661
4.64%, 04/01/31 (Call 04/01/30), (1-year CMT + 3.850%)(b)(c)	11,073	10,133,327
6.30%, 07/06/34 (Call 07/06/33), (1-year CMT + 2.580%)(b)(c)	6,815	6,784,196
State Street Corp.
2.20%, 03/03/31(a)	4,599	3,671,632
2.40%, 01/24/30(a)	4,121	3,550,604
2.62%, 02/07/33 (Call 02/07/32), (1-day SOFR + 1.002%)(c)	3,433	2,781,564
3.03%, 11/01/34 (Call 11/01/29), (1-day SOFR + 1.490%)(c)	3,227	2,784,876
3.15%, 03/30/31 (Call 03/30/30), (1-day SOFR + 2.650%)(c)	2,197	1,919,394
4.14%, 12/03/29 (Call 12/03/28), (3-mo. SOFR + 1.292%)(c)	2,366	2,256,268
4.16%, 08/04/33 (Call 08/04/32), (1-day SOFR + 1.726%)(a)(c)	4,428	3,993,896
4.42%, 05/13/33 (Call 05/13/32), (1-day SOFR + 1.605%)(a)(c)	2,450	2,272,131
4.82%, 01/26/34 (Call 01/26/33), (1-day SOFR + 1.567%)(a)(c)	4,048	3,803,182
5.16%, 05/18/34 (Call 05/18/33), (1-day SOFR + 1.890%)(c)	5,810	5,601,990
6.12%, 11/21/34 (Call 11/21/33), (1-day SOFR + 1.958%)(c)	2,725	2,755,620
Sumitomo Mitsui Financial Group Inc.
1.71%, 01/12/31(a)	2,700	2,084,402
2.13%, 07/08/30	8,093	6,577,845
2.14%, 09/23/30	4,481	3,585,114
2.22%, 09/17/31(a)	5,340	4,216,238
2.47%, 01/14/29(a)	2,695	2,332,337
2.72%, 09/27/29	2,897	2,484,662
2.75%, 01/15/30(a)	6,711	5,729,415
Security	Par (000)	Value

Banks (continued)
3.04%, 07/16/29	$13,751	$12,121,918
3.20%, 09/17/29(a)	2,659	2,343,779
5.71%, 01/13/30(a)	7,115	7,173,335
5.77%, 01/13/33	9,660	9,847,087
5.78%, 07/13/33	4,180	4,249,546
5.81%, 09/14/33(a)	9,850	10,014,995
5.85%, 07/13/30(a)	3,480	3,542,682
Toronto-Dominion Bank (The)
2.00%, 09/10/31	4,681	3,721,083
2.45%, 01/12/32	3,725	2,984,631
3.20%, 03/10/32	8,548	7,213,272
4.46%, 06/08/32	11,388	10,578,341
Truist Bank, 2.25%, 03/11/30 (Call 12/11/29)	6,601	5,224,370
Truist Financial Corp.
1.95%, 06/05/30 (Call 03/05/30)(a)	4,058	3,248,360
3.88%, 03/19/29 (Call 02/19/29)(a)	3,508	3,190,042
4.92%, 07/28/33 (Call 07/28/32), (1-day SOFR + 2.240%)(c)	5,245	4,649,491
5.12%, 01/26/34 (Call 01/26/33), (1-day SOFR + 1.852%)(c)	8,915	8,200,797
5.87%, 06/08/34 (Call 06/08/33), (1-day SOFR + 2.361%)(c)	9,280	9,035,965
6.12%, 10/28/33 (Call 10/28/32), (1-day SOFR + 2.300%)(c)	4,390	4,331,124
U.S. Bancorp.
1.38%, 07/22/30 (Call 04/22/30)	6,993	5,359,379
2.49%, 11/03/36 (Call 11/03/31), (5-year CMT + 0.950%)(c)	6,965	5,141,888
2.68%, 01/27/33 (Call 01/27/32), (1-day SOFR + 1.020%)(c)	4,980	3,927,753
3.00%, 07/30/29 (Call 04/30/29)	6,376	5,523,161
4.84%, 02/01/34 (Call 02/01/33), (1-day SOFR + 1.600%)(c)	11,083	10,149,148
4.97%, 07/22/33 (Call 07/22/32), (1-day SOFR + 2.110%)(c)	7,285	6,519,056
5.84%, 06/12/34 (Call 06/10/33), (1-day SOFR + 2.260%)(c)	7,565	7,448,503
5.85%, 10/21/33 (Call 10/21/32), (1-day SOFR + 2.090%)(c)	8,345	8,211,150
UBS Group AG
2.10%, 02/11/32 (Call 02/11/31), (1-year CMT + 1.000%)(b)(c)	11,539	8,828,377
2.75%, 02/11/33 (Call 02/11/32), (1-year CMT + 1.100%)(b)(c)	8,840	6,895,230
3.13%, 08/13/30 (Call 08/13/29), (3-mo. LIBOR US + 1.468%)(b)(c)	7,329	6,318,439
4.99%, 08/05/33 (Call 08/05/32), (1-year CMT + 2.400%)(b)(c)	8,790	8,089,982
5.96%, 01/12/34 (Call 01/12/33), (1-year CMT + 2.200%)(b)(c)	12,945	12,859,947
6.25%, 09/22/29 (Call 09/22/28), (1-year CMT + 1.800%)(b)(c)	50	50,684
6.30%, 09/22/34 (Call 09/22/33), (1-year CMT + 2.000%)(b)(c)	3,665	3,699,445
UniCredit SpA, 3.13%, 06/03/32 (Call 06/03/31), (1-year CMT + 1.550%)(a)(b)(c)	4,986	4,027,741
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)(a)	1,178	1,022,718
Wells Fargo & Co.
2.57%, 02/11/31 (Call 02/11/30), (3-mo. SOFR + 1.262%)(a)(c)	16,479	13,771,319

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.88%, 10/30/30 (Call 10/30/29), (3-mo. SOFR + 1.432%)(c)	$19,583	$16,848,559
3.35%, 03/02/33 (Call 03/02/32), (1-day SOFR + 1.500%)(c)	22,083	18,483,935
4.15%, 01/24/29 (Call 10/24/28)(a)	13,108	12,409,595
4.48%, 04/04/31 (Call 04/04/30), (3-mo. SOFR + 4.032%)(c)	14,077	13,136,818
4.90%, 07/25/33 (Call 07/25/32), (1-day SOFR + 2.100%)(c)	24,465	22,882,162
5.39%, 04/24/34 (Call 04/24/33), (1-day SOFR + 2.020%)(c)	21,225	20,420,505
5.56%, 07/25/34 (Call 07/25/33), (1-day SOFR + 1.990%)(c)	22,490	21,911,266
6.49%, 10/23/34 (Call 10/23/33), (1-day SOFR + 2.060%)(c)	15,205	15,880,190
Series B, 7.95%, 11/15/29(a)	895	973,718
Westpac Banking Corp.
2.15%, 06/03/31	5,741	4,678,285
2.65%, 01/16/30(a)	4,760	4,143,353
2.67%, 11/15/35 (Call 11/15/30), (5-year CMT + 1.750%)(c)	7,747	6,024,526
3.02%, 11/18/36 (Call 11/18/31), (5-year CMT + 1.530%)(c)	6,438	4,986,123
4.11%, 07/24/34 (Call 07/24/29), (5-year CMT + 2.000%)(a)(c)	7,065	6,245,602
5.41%, 08/10/33 (Call 08/10/32), (1-year CMT + 2.680%)(a)(c)	5,200	4,885,253
6.82%, 11/17/33	3,510	3,657,351
Wintrust Financial Corp., 4.85%, 06/06/29	908	795,383
Zions Bancorp. NA, 3.25%, 10/29/29 (Call 07/29/29)(a)	2,005	1,567,217
		2,612,046,178
Beverages — 1.7%
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)(a)	9,718	8,972,305
4.75%, 01/23/29 (Call 10/23/28)	22,665	22,596,713
4.90%, 01/23/31 (Call 10/23/30)(a)	4,263	4,302,181
6.63%, 08/15/33	535	586,160
Bacardi Ltd./Bacardi-Martini BV
5.25%, 01/15/29 (Call 12/15/28)(b)	165	161,830
5.40%, 06/15/33 (Call 03/15/33)(a)(b)	5,625	5,455,406
Becle SAB de CV, 2.50%, 10/14/31 (Call 07/14/31)(a)(b)	4,410	3,410,628
Brown-Forman Corp., 4.75%, 04/15/33 (Call 01/15/33)(a)	3,860	3,799,648
Cia. Cervecerias Unidas SA, 3.35%, 01/19/32 (Call 10/19/31)(a)(b)	1,320	1,095,600
Coca-Cola Co. (The)
1.38%, 03/15/31(a)	6,994	5,583,371
1.65%, 06/01/30	8,062	6,693,016
2.00%, 03/05/31	4,192	3,502,892
2.13%, 09/06/29(a)	5,451	4,781,329
2.25%, 01/05/32(a)	10,776	9,087,519
3.45%, 03/25/30	6,983	6,517,078
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32 (Call 06/01/32)(a)	1,800	1,370,498
2.75%, 01/22/30 (Call 10/22/29)(a)	5,814	5,081,262
Constellation Brands Inc.
2.25%, 08/01/31 (Call 05/01/31)	5,845	4,703,664
2.88%, 05/01/30 (Call 02/01/30)	3,607	3,125,485
3.15%, 08/01/29 (Call 05/01/29)(a)	4,642	4,174,109
Security	Par (000)	Value

Beverages (continued)
4.75%, 05/09/32 (Call 02/09/32)(a)	$3,880	$3,708,634
4.90%, 05/01/33 (Call 02/01/33)(a)	4,325	4,169,140
Diageo Capital PLC
2.00%, 04/29/30 (Call 01/29/30)(a)	5,671	4,716,996
2.13%, 04/29/32 (Call 01/29/32)	4,175	3,317,360
2.38%, 10/24/29 (Call 07/24/29)	5,012	4,358,319
5.50%, 01/24/33 (Call 10/24/32)	4,225	4,319,653
5.63%, 10/05/33 (Call 07/05/33)	2,000	2,066,961
JDE Peet’s NV, 2.25%, 09/24/31 (Call 06/24/31)(a)(b)	3,044	2,335,466
Keurig Dr Pepper Inc.
2.25%, 03/15/31 (Call 12/15/30)(a)	2,887	2,359,427
3.20%, 05/01/30 (Call 02/01/30)	4,166	3,692,750
3.95%, 04/15/29 (Call 02/15/29)(a)	5,505	5,203,581
4.05%, 04/15/32 (Call 01/15/32)(a)	4,725	4,326,680
PepsiCo Inc.
1.40%, 02/25/31 (Call 11/25/30)	4,144	3,306,309
1.63%, 05/01/30 (Call 02/01/30)	6,111	5,053,416
1.95%, 10/21/31 (Call 07/21/31)	6,787	5,533,496
2.63%, 07/29/29 (Call 04/29/29)	5,482	4,912,441
2.75%, 03/19/30 (Call 12/19/29)	8,236	7,353,023
3.90%, 07/18/32 (Call 04/18/32)	6,855	6,448,055
4.45%, 02/15/33 (Call 11/15/32)(a)	5,568	5,509,227
7.00%, 03/01/29	2,827	3,122,036
Pernod Ricard International Finance LLC, 1.63%, 04/01/31 (Call 01/01/30)(b)	5,080	3,941,742
		194,755,406
Biotechnology — 1.0%
Amgen Inc.
2.00%, 01/15/32 (Call 10/15/31)(a)	5,601	4,405,512
2.30%, 02/25/31 (Call 11/25/30)(a)	5,775	4,785,717
2.45%, 02/21/30 (Call 11/21/29)	7,949	6,828,836
3.00%, 02/22/29 (Call 12/22/28)(a)	3,995	3,638,433
3.35%, 02/22/32 (Call 11/22/31)	5,535	4,867,198
4.05%, 08/18/29 (Call 06/18/29)(a)	6,956	6,619,425
4.20%, 03/01/33 (Call 12/01/32)	5,042	4,643,500
5.25%, 03/02/30 (Call 01/02/30)(a)	13,410	13,478,484
5.25%, 03/02/33 (Call 12/02/32)	22,390	22,163,484
Biogen Inc., 2.25%, 05/01/30 (Call 02/01/30)(a)	9,242	7,601,282
Bio-Rad Laboratories Inc., 3.70%, 03/15/32 (Call 12/15/31)(a)	4,750	4,076,213
CSL Finance PLC
4.05%, 04/27/29 (Call 02/27/29)(b)	2,805	2,669,383
4.25%, 04/27/32 (Call 01/27/32)(b)	5,565	5,204,841
Gilead Sciences Inc.
1.65%, 10/01/30 (Call 07/01/30)(a)	5,685	4,595,229
5.25%, 10/15/33 (Call 07/15/33)	3,651	3,664,274
Illumina Inc., 2.55%, 03/23/31 (Call 12/23/30)	3,136	2,488,107
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30 (Call 06/15/30)	6,947	5,516,540
Royalty Pharma PLC
2.15%, 09/02/31 (Call 06/02/31)(a)	3,605	2,817,352
2.20%, 09/02/30 (Call 06/02/30)	5,650	4,564,515
		114,628,325
Building Materials — 0.6%
Carrier Global Corp.
2.70%, 02/15/31 (Call 11/15/30)(a)	4,264	3,567,134
2.72%, 02/15/30 (Call 11/15/29)(a)	11,037	9,494,535
5.90%, 03/15/34 (Call 12/15/33)(b)	1,045	1,075,364

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
Eagle Materials Inc., 2.50%, 07/01/31 (Call 04/01/31)	$4,163	$3,370,417
Fortune Brands Home & Security Inc.
3.25%, 09/15/29 (Call 06/15/29)(a)	3,900	3,472,275
4.00%, 03/25/32 (Call 12/25/31)	2,205	1,948,276
Fortune Brands Innovations Inc., 5.88%, 06/01/33 (Call 03/01/33)	3,351	3,339,873
GCC SAB de CV, 3.61%, 04/20/32 (Call 01/20/32)(b)	250	204,195
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30 (Call 06/15/30)(a)	6,419	5,143,196
2.00%, 09/16/31 (Call 06/16/31)(a)	2,332	1,852,789
4.90%, 12/01/32 (Call 09/01/32)(a)	2,025	1,980,456
Martin Marietta Materials Inc.
2.40%, 07/15/31 (Call 04/15/31)	5,072	4,120,311
Series CB, 2.50%, 03/15/30 (Call 12/15/29)	3,007	2,524,266
Masco Corp.
2.00%, 10/01/30 (Call 07/01/30)	2,533	2,000,547
2.00%, 02/15/31 (Call 11/15/30)	3,344	2,633,317
Mohawk Industries Inc., 3.63%, 05/15/30 (Call 02/15/30)(a)	2,257	2,022,197
Owens Corning
3.88%, 06/01/30 (Call 03/01/30)	2,035	1,844,118
3.95%, 08/15/29 (Call 05/15/29)	3,840	3,554,220
Trane Technologies Financing Ltd., 5.25%, 03/03/33 (Call 12/03/32)	3,860	3,834,574
Trane Technologies Luxembourg Finance SA, 3.80%, 03/21/29 (Call 12/21/28)	4,031	3,800,380
UltraTech Cement Ltd., 2.80%, 02/16/31 (Call 08/16/30)(a)(b)	2,285	1,847,644
Vulcan Materials Co., 3.50%, 06/01/30 (Call 03/01/30)	4,544	4,044,295
		67,674,379
Chemicals — 1.5%
Air Liquide Finance SA, 2.25%, 09/10/29 (Call 06/10/29)(a)(b)	3,013	2,638,928
Air Products and Chemicals Inc.
2.05%, 05/15/30 (Call 02/15/30)(a)	5,152	4,336,907
4.80%, 03/03/33 (Call 12/03/32)(a)	3,638	3,604,250
Albemarle Corp., 5.05%, 06/01/32 (Call 03/01/32)(a)	3,595	3,328,145
Alpek SAB de CV
3.25%, 02/25/31 (Call 11/25/30)(b)	3,635	2,960,023
4.25%, 09/18/29 (Call 06/18/29)(b)	230	205,518
Bayport Polymers LLC, 5.14%, 04/14/32 (Call 01/14/32)(a)(b)	1,245	1,130,285
Braskem Netherlands Finance BV
4.50%, 01/31/30 (Call 10/31/29)(b)	6,015	4,949,082
7.25%, 02/13/33 (Call 11/13/32)(a)(b)	5,610	5,132,333
8.50%, 01/12/31 (Call 11/12/30)(b)	479	468,701
Cabot Corp.
4.00%, 07/01/29 (Call 04/01/29)	1,859	1,714,514
5.00%, 06/30/32 (Call 03/30/32)	2,585	2,425,418
Celanese U.S. Holdings LLC
6.33%, 07/15/29 (Call 05/15/29)(a)	4,140	4,216,422
6.38%, 07/15/32 (Call 04/15/32)(a)	5,680	5,734,937
6.55%, 11/15/30 (Call 09/15/30)	5,900	6,050,107
6.70%, 11/15/33 (Call 08/15/33)(a)	2,870	2,973,790
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)(a)	4,656	3,835,575
Security	Par (000)	Value

Chemicals (continued)
4.80%, 11/30/28 (Call 08/30/28)(a)	$2,475	$2,459,780
6.30%, 03/15/33 (Call 12/15/32)(a)	3,553	3,770,700
7.38%, 11/01/29	5,916	6,535,432
Eastman Chemical Co.
4.50%, 12/01/28 (Call 09/01/28)	2,910	2,784,076
5.75%, 03/08/33 (Call 12/08/32)(a)	2,993	2,975,092
Ecolab Inc.
1.30%, 01/30/31 (Call 10/30/30)(a)	3,568	2,775,184
2.13%, 02/01/32 (Call 11/01/31)(a)	3,883	3,142,776
4.80%, 03/24/30 (Call 12/24/29)	4,053	4,030,916
EIDP Inc.
2.30%, 07/15/30 (Call 04/15/30)(a)	3,092	2,606,623
4.80%, 05/15/33 (Call 02/15/33)(a)	835	812,850
FMC Corp.
3.45%, 10/01/29 (Call 07/01/29)	2,933	2,532,319
5.65%, 05/18/33 (Call 02/18/33)(a)	3,012	2,834,048
GC Treasury Center Co. Ltd.
2.98%, 03/18/31 (Call 12/18/30)(a)(b)	4,000	3,248,919
4.40%, 03/30/32 (Call 09/30/31)(a)(b)	2,165	1,899,657
Huntsman International LLC
2.95%, 06/15/31 (Call 03/15/31)(a)	2,569	2,079,662
4.50%, 05/01/29 (Call 02/01/29)	4,306	3,990,919
International Flavors & Fragrances Inc., 2.30%, 11/01/30 (Call 08/01/30)(a)(b)	7,068	5,612,817
LG Chem Ltd.
2.38%, 07/07/31(b)	2,770	2,224,623
3.63%, 04/15/29(b)	1,135	1,045,150
Linde Inc./CT, 1.10%, 08/10/30 (Call 05/10/30)(a)	4,098	3,295,328
LYB International Finance III LLC
2.25%, 10/01/30 (Call 07/01/30)(a)	3,019	2,456,773
5.63%, 05/15/33 (Call 02/15/33)(a)	3,013	3,011,530
MEGlobal Canada ULC, 5.88%, 05/18/30(a)(b)	3,180	3,172,355
NewMarket Corp., 2.70%, 03/18/31 (Call 12/18/30)	2,563	2,078,432
Nutrien Ltd.
2.95%, 05/13/30 (Call 02/13/30)(a)	3,001	2,594,228
4.20%, 04/01/29 (Call 01/01/29)	4,192	3,987,146
OCI NV, 6.70%, 03/16/33 (Call 12/16/32)(b)	3,352	3,272,230
Orbia Advance Corp. SAB de CV, 2.88%, 05/11/31 (Call 02/11/31)(b)	3,060	2,434,192
PPG Industries Inc.
2.55%, 06/15/30 (Call 03/15/30)(a)	1,899	1,595,934
2.80%, 08/15/29 (Call 05/15/29)(a)	2,032	1,791,755
Rohm & Haas Co., 7.85%, 07/15/29	3,243	3,582,025
RPM International Inc.
2.95%, 01/15/32 (Call 10/15/31)	2,041	1,641,044
4.55%, 03/01/29 (Call 12/01/28)(a)	2,108	2,009,114
Sherwin-Williams Co. (The)
2.20%, 03/15/32 (Call 12/15/31)	3,033	2,408,326
2.30%, 05/15/30 (Call 02/15/30)(a)	2,977	2,497,191
2.95%, 08/15/29 (Call 05/15/29)(a)	4,608	4,114,512
Sociedad Quimica y Minera de Chile SA, 4.25%, 05/07/29 (Call 02/07/29)(a)(b)	2,555	2,376,486
Westlake Corp., 3.38%, 06/15/30 (Call 03/15/30)	2,028	1,757,407
Yara International ASA
3.15%, 06/04/30 (Call 03/04/30)(b)	4,472	3,724,747
7.38%, 11/14/32 (Call 08/14/32)(a)(b)	3,560	3,826,438
		170,693,671

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Coal — 0.0%
Teck Resources Ltd., 3.90%, 07/15/30 (Call 04/15/30)(a)	$2,842	$2,559,120

Commercial Services — 1.6%
Adani International Container Terminal Pvt Ltd., 3.00%, 02/16/31 (Call 08/18/30)(b)	1,353	1,086,134
Adani Ports & Special Economic Zone Ltd.
3.10%, 02/02/31(b)	2,045	1,469,383
4.38%, 07/03/29(b)	3,095	2,542,178
Ashtead Capital Inc.
2.45%, 08/12/31 (Call 05/12/31)(a)(b)	4,070	3,176,613
4.25%, 11/01/29 (Call 11/01/24)(b)	3,640	3,295,938
5.50%, 08/11/32 (Call 05/11/32)(b)	4,139	3,952,839
5.55%, 05/30/33 (Call 02/28/33)(b)	2,770	2,631,979
5.95%, 10/15/33 (Call 07/15/33)(b)	4,200	4,078,625
Automatic Data Processing Inc., 1.25%, 09/01/30 (Call 06/01/30)	5,863	4,711,205
Block Financial LLC, 3.88%, 08/15/30 (Call 05/15/30)(a)	3,805	3,396,803
Cintas Corp. No. 2, 4.00%, 05/01/32 (Call 02/01/32)(a)	2,685	2,487,721
CK Hutchison International 23 Ltd., 4.88%, 04/21/33 (Call 01/21/33)(a)(b)	6,265	6,070,754
CoStar Group Inc., 2.80%, 07/15/30 (Call 04/15/30)(b)	6,217	5,103,497
DP World Crescent Ltd., 3.75%, 01/30/30 (Call 10/30/29)(a)(b)	2,920	2,653,672
Emory University, Series 2020, 2.14%, 09/01/30 (Call 06/01/30)	847	703,223
Equifax Inc.
2.35%, 09/15/31 (Call 06/15/31)	5,845	4,646,470
3.10%, 05/15/30 (Call 02/15/30)	3,715	3,220,785
ERAC USA Finance LLC, 4.90%, 05/01/33 (Call 02/01/33)(b)	6,150	5,890,094
Experian Finance PLC
2.75%, 03/08/30 (Call 12/08/29)(b)	3,891	3,307,068
4.25%, 02/01/29 (Call 11/01/28)(a)(b)	2,915	2,786,162
Gartner Inc.
3.63%, 06/15/29 (Call 06/15/24)(b)	88	78,631
3.75%, 10/01/30 (Call 10/01/25)(b)	470	410,362
Global Payments Inc.
2.90%, 05/15/30 (Call 02/15/30)	5,774	4,916,101
2.90%, 11/15/31 (Call 08/15/31)	4,271	3,510,586
3.20%, 08/15/29 (Call 05/15/29)	7,188	6,334,077
5.30%, 08/15/29 (Call 06/15/29)	2,965	2,906,860
5.40%, 08/15/32 (Call 05/15/32)	4,320	4,229,000
GXO Logistics Inc., 2.65%, 07/15/31 (Call 04/15/31)(a)	2,439	1,909,254
Johns Hopkins University, 4.71%, 07/01/32 (Call 04/01/32)(a)	610	601,640
Moody’s Corp.
2.00%, 08/19/31 (Call 05/19/31)(a)	3,396	2,717,181
4.25%, 02/01/29 (Call 11/01/28)(a)	2,367	2,284,417
4.25%, 08/08/32 (Call 05/08/32)(a)	2,925	2,737,032
PayPal Holdings Inc.
2.30%, 06/01/30 (Call 03/01/30)(a)	5,888	4,980,156
2.85%, 10/01/29 (Call 07/01/29)	8,442	7,492,142
4.40%, 06/01/32 (Call 03/01/32)(a)	5,558	5,305,551
Quanta Services Inc.
2.35%, 01/15/32 (Call 10/15/31)(a)	1,189	931,074
2.90%, 10/01/30 (Call 07/01/30)	4,076	3,432,174
Security	Par (000)	Value

Commercial Services (continued)
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	$4,266	$3,768,218
4.00%, 03/18/29 (Call 12/18/28)(a)	5,325	5,081,426
4.75%, 05/20/32 (Call 02/20/32)	2,853	2,768,348
S&P Global Inc.
1.25%, 08/15/30 (Call 05/15/30)	3,390	2,677,744
2.50%, 12/01/29 (Call 09/01/29)	2,880	2,520,898
2.70%, 03/01/29 (Call 01/01/29)(a)	6,750	6,089,688
2.90%, 03/01/32 (Call 12/01/31)	6,895	5,876,972
4.25%, 05/01/29 (Call 02/01/29)(a)	5,170	5,035,472
5.25%, 09/15/33 (Call 06/15/33)(a)(b)	3,860	3,890,900
Sodexo Inc., 2.72%, 04/16/31 (Call 01/16/31)(a)(b)	3,718	3,053,515
Transurban Finance Co. Pty. Ltd., 2.45%, 03/16/31 (Call 12/16/30)(a)(b)	5,138	4,132,010
Triton Container International Ltd., 3.15%, 06/15/31 (Call 03/15/31)(b)	3,977	3,048,636
Triton Container International Ltd./TAL
International Container Corp., 3.25%, 03/15/32 (Call 12/15/31)	2,365	1,800,616
United Rentals North America Inc., 6.00%, 12/15/29 (Call 12/15/25)(b)	8,375	8,363,209
Verisk Analytics Inc.
4.13%, 03/15/29 (Call 12/15/28)	3,453	3,259,370
5.75%, 04/01/33 (Call 01/01/33)	2,140	2,178,743
Yale University, Series 2020, 1.48%, 04/15/30 (Call 01/15/30)	1,481	1,202,109
		186,735,255
Computers — 1.5%
Amdocs Ltd., 2.54%, 06/15/30 (Call 03/15/30)	4,048	3,358,577
Apple Inc.
1.25%, 08/20/30 (Call 05/20/30)	7,096	5,721,610
1.65%, 05/11/30 (Call 02/11/30)(a)	9,972	8,318,231
1.65%, 02/08/31 (Call 11/08/30)	14,827	12,125,243
1.70%, 08/05/31 (Call 05/05/31)	5,526	4,484,477
2.20%, 09/11/29 (Call 06/11/29)	9,759	8,587,578
3.25%, 08/08/29 (Call 06/08/29)	5,530	5,162,996
3.35%, 08/08/32 (Call 05/08/32)	8,270	7,517,931
4.15%, 05/10/30 (Call 03/10/30)	3,290	3,226,599
4.30%, 05/10/33 (Call 02/10/33)(a)	5,580	5,505,583
Booz Allen Hamilton Inc.
4.00%, 07/01/29 (Call 07/01/24)(b)	1,335	1,216,132
5.95%, 08/04/33 (Call 05/04/33)	3,475	3,509,062
CGI Inc., 2.30%, 09/14/31 (Call 06/14/31)(a)	2,377	1,861,224
Dell International LLC/EMC Corp.
5.30%, 10/01/29 (Call 07/01/29)	9,892	9,864,535
5.75%, 02/01/33 (Call 11/01/32)(a)	5,843	5,921,114
6.20%, 07/15/30 (Call 04/15/30)(a)	4,473	4,655,101
Fortinet Inc., 2.20%, 03/15/31 (Call 12/15/30)(a)	3,130	2,490,908
HP Inc.
2.65%, 06/17/31 (Call 03/17/31)	5,560	4,560,352
3.40%, 06/17/30 (Call 03/17/30)(a)	300	265,079
4.00%, 04/15/29 (Call 02/15/29)(a)	5,590	5,282,795
4.20%, 04/15/32 (Call 01/15/32)	3,705	3,364,900
5.50%, 01/15/33 (Call 10/15/32)(a)	5,860	5,821,094
International Business Machines Corp.
1.95%, 05/15/30 (Call 02/15/30)(a)	8,081	6,707,907
2.72%, 02/09/32 (Call 11/09/31)(a)	2,485	2,109,919
3.50%, 05/15/29	17,726	16,514,802
4.40%, 07/27/32 (Call 04/27/32)	4,410	4,181,944
4.75%, 02/06/33 (Call 11/06/32)	3,925	3,824,525

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
5.88%, 11/29/32(a)	$2,790	$2,958,262
Kyndryl Holdings Inc., 3.15%, 10/15/31 (Call 07/15/31)	3,836	3,045,881
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)(a)	4,390	3,516,347
4.38%, 05/15/30 (Call 02/15/30)	3,467	3,207,472
5.75%, 03/15/33 (Call 12/15/32)	4,160	4,143,048
Lenovo Group Ltd.
3.42%, 11/02/30 (Call 08/02/30)(a)(b)	4,695	4,033,614
6.54%, 07/27/32 (Call 04/27/32)(a)(b)	3,210	3,322,846
NetApp Inc., 2.70%, 06/22/30 (Call 03/22/30)(a)	4,143	3,489,383
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)(a)	2,999	2,473,071
Western Digital Corp.
2.85%, 02/01/29 (Call 12/01/28)(a)	225	184,316
3.10%, 02/01/32 (Call 11/01/31)(a)	1,700	1,266,021
		177,800,479
Cosmetics & Personal Care — 0.8%
Colgate-Palmolive Co.
3.25%, 08/15/32 (Call 05/15/32)	2,963	2,645,861
4.60%, 03/01/33 (Call 12/01/32)(a)	3,003	2,984,084
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31 (Call 12/15/30)(a)	3,583	2,877,747
2.38%, 12/01/29 (Call 09/01/29)(a)	3,695	3,185,810
2.60%, 04/15/30 (Call 01/15/30)(a)	4,087	3,514,943
4.65%, 05/15/33 (Call 02/15/33)(a)	3,710	3,547,206
Haleon U.S. Capital LLC
3.38%, 03/24/29 (Call 01/24/29)	5,490	5,027,760
3.63%, 03/24/32 (Call 12/24/31)	11,165	9,837,643
Kenvue Inc.
4.90%, 03/22/33 (Call 12/22/32)(a)	8,724	8,647,173
5.00%, 03/22/30 (Call 01/22/30)(a)	5,760	5,787,496
Procter & Gamble Co. (The)
1.20%, 10/29/30	6,978	5,585,804
1.95%, 04/23/31(a)	5,408	4,529,469
2.30%, 02/01/32(a)	4,630	3,943,282
3.00%, 03/25/30(a)	8,226	7,530,776
4.05%, 01/26/33(a)	4,670	4,508,844
Unilever Capital Corp.
1.38%, 09/14/30 (Call 06/14/30)	2,825	2,245,165
1.75%, 08/12/31 (Call 05/12/31)	4,892	3,911,466
2.13%, 09/06/29 (Call 06/06/29)	4,732	4,105,606
5.00%, 12/08/33 (Call 09/08/33)	2,800	2,798,758
5.90%, 11/15/32(a)	4,435	4,729,369
		91,944,262
Distribution & Wholesale — 0.1%
Ferguson Finance PLC
3.25%, 06/02/30 (Call 03/02/30)(b)	3,613	3,126,714
4.65%, 04/20/32 (Call 01/20/32)(b)	4,085	3,798,509
LKQ Corp., 6.25%, 06/15/33 (Call 03/15/33)	3,395	3,397,539
		10,322,762
Diversified Financial Services — 3.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.30%, 01/30/32 (Call 10/30/31)	21,330	17,680,362
3.40%, 10/29/33 (Call 07/29/33)	3,515	2,843,581
6.15%, 09/30/30 (Call 07/30/30)	2,191	2,206,023
Affiliated Managers Group Inc., 3.30%, 06/15/30 (Call 03/15/30)	2,537	2,179,180
Security	Par (000)	Value

Diversified Financial Services (continued)
Air Lease Corp.
2.88%, 01/15/32 (Call 10/15/31)	$3,965	$3,214,771
3.00%, 02/01/30 (Call 11/01/29)(a)	3,480	2,965,506
3.13%, 12/01/30 (Call 09/01/30)	4,195	3,530,488
3.25%, 10/01/29 (Call 07/01/29)(a)	2,566	2,250,360
Ally Financial Inc., 8.00%, 11/01/31 (a)	14,716	15,585,362
American Express Co.
4.05%, 05/03/29 (Call 03/03/29)(a)	5,027	4,820,467
4.42%, 08/03/33 (Call 08/03/32), (1-day SOFR + 1.760%)(c)	7,055	6,561,993
4.99%, 05/26/33 (Call 05/26/32), (1-day SOFR + 2.255%)(c)	3,815	3,674,057
5.04%, 05/01/34 (Call 05/01/33), (1-day SOFR + 1.835%)(c)	7,040	6,788,918
5.63%, 07/28/34 (Call 07/28/33), (1-day SOFR + 1.930%)(c)	3,640	3,594,363
6.49%, 10/30/31 (Call 10/30/30), (1-day SOFR + 1.940%)(c)	4,045	4,258,055
Ameriprise Financial Inc.
4.50%, 05/13/32 (Call 02/13/32)	3,195	3,037,748
5.15%, 05/15/33 (Call 02/15/33)(a)	3,909	3,825,146
Apollo Global Management Inc., 6.38%, 11/15/33 (Call 08/15/33)(a)	1,555	1,599,680
Ares Finance Co. II LLC, 3.25%, 06/15/30 (Call 03/15/30)(a)(b)	2,670	2,282,329
Aviation Capital Group LLC, 6.38%, 07/15/30 (Call 05/15/30)(b)	2,491	2,458,613
Blackstone Holdings Finance Co. LLC
1.60%, 03/30/31 (Call 12/30/30)(a)(b)	3,245	2,425,812
2.00%, 01/30/32 (Call 10/30/31)(b)	5,420	4,072,615
2.50%, 01/10/30 (Call 10/10/29)(b)	3,021	2,503,207
2.55%, 03/30/32 (Call 12/30/31)(b)	1,580	1,236,554
6.20%, 04/22/33 (Call 01/22/33)(b)	5,190	5,323,347
Blue Owl Finance LLC
3.13%, 06/10/31 (Call 03/10/31)(b)	4,129	3,200,138
4.38%, 02/15/32 (Call 11/15/31)(a)(b)	1,710	1,424,673
BOC Aviation Ltd.
2.63%, 09/17/30 (Call 06/17/30)(b)	4,335	3,624,362
3.00%, 09/11/29 (Call 06/11/29)(a)(b)	3,819	3,355,482
BOC Aviation USA Corp., 4.88%, 05/03/33 (Call 02/03/33)(a)(b)	3,265	3,064,775
Brookfield Capital Finance LLC, 6.09%, 06/14/33 (Call 03/14/33)	3,823	3,828,861
Brookfield Finance Inc.
2.34%, 01/30/32 (Call 10/30/31)	4,520	3,487,943
2.72%, 04/15/31 (Call 01/15/31)(a)	4,213	3,438,138
4.35%, 04/15/30 (Call 01/15/30)(a)	4,478	4,139,412
4.85%, 03/29/29 (Call 12/29/28)	5,394	5,202,468
Capital One Financial Corp.
2.36%, 07/29/32 (Call 07/29/31), (1-day SOFR + 1.337%)(a)(c)	5,961	4,232,779
2.62%, 11/02/32 (Call 11/02/31), (1-day SOFR + 1.265%)(c)	3,537	2,652,028
3.27%, 03/01/30 (Call 03/01/29), (1-day SOFR + 1.790%)(c)	6,860	5,894,848
5.25%, 07/26/30 (Call 07/26/29), (1-day SOFR + 2.600%)(c)	4,815	4,528,673
5.27%, 05/10/33 (Call 05/10/32), (1-day SOFR + 2.370%)(a)(c)	6,340	5,818,676
5.82%, 02/01/34 (Call 02/01/33), (1-day SOFR + 2.600%)(a)(c)	7,500	7,034,200

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
6.38%, 06/08/34 (Call 06/08/33), (1-day SOFR + 2.860%)(c)	$7,305	$7,109,122
7.62%, 10/30/31 (Call 10/30/30), (1-day SOFR + 3.070%)(c)	5,925	6,192,338
Cboe Global Markets Inc.
1.63%, 12/15/30 (Call 09/15/30)(a)	3,369	2,673,554
3.00%, 03/16/32 (Call 12/16/31)(a)	2,000	1,699,247
Charles Schwab Corp. (The)
1.65%, 03/11/31 (Call 12/11/30)(a)	4,290	3,289,865
1.95%, 12/01/31 (Call 09/01/31)(a)	4,938	3,770,889
2.30%, 05/13/31 (Call 02/13/31)(a)	4,275	3,418,506
2.75%, 10/01/29 (Call 07/01/29)(a)	2,786	2,393,757
2.90%, 03/03/32 (Call 12/03/31)(a)	5,536	4,527,073
3.25%, 05/22/29 (Call 02/22/29)(a)	3,500	3,131,759
4.00%, 02/01/29 (Call 11/01/28)(a)	3,062	2,871,725
4.63%, 03/22/30 (Call 12/22/29)(a)	3,246	3,099,857
5.85%, 05/19/34 (Call 05/19/33), (1-day SOFR + 2.500%)(c)	7,724	7,630,862
6.14%, 08/24/34 (Call 08/24/33), (1-day SOFR + 2.010%)(c)	6,804	6,821,382
CI Financial Corp., 3.20%, 12/17/30 (Call 09/17/30)(a)	5,655	4,320,303
CME Group Inc., 2.65%, 03/15/32 (Call 12/15/31)	4,487	3,812,749
Credit Suisse USA Inc., 7.13%, 07/15/32(a)	4,125	4,518,744
Discover Financial Services
6.70%, 11/29/32 (Call 08/29/32)(a)	4,615	4,580,750
7.96%, 11/02/34 (Call 11/02/33), (1-day SOFR + 3.370%)(c)	4,085	4,297,584
FMR LLC
4.95%, 02/01/33(b)	1,080	1,017,752
7.57%, 06/15/29(a)(b)	1,310	1,432,002
Franklin Resources Inc., 1.60%, 10/30/30 (Call 07/30/30)	5,294	4,111,358
Jefferies Financial Group Inc.
2.63%, 10/15/31 (Call 07/15/31)	5,949	4,671,708
4.15%, 01/23/30	6,012	5,454,917
Jefferies Group LLC, 2.75%, 10/15/32 (Call 07/15/32)(a)	2,635	2,052,736
Lazard Group LLC, 4.38%, 03/11/29 (Call 12/11/28)(a)	2,745	2,574,504
LPL Holdings Inc.
4.00%, 03/15/29 (Call 03/15/24)(a)(b)	550	490,657
4.38%, 05/15/31 (Call 05/15/26)(a)(b)	1,052	907,350
LSEGA Financing PLC, 2.50%, 04/06/31 (Call 01/06/31)(b)	7,265	6,004,614
Mastercard Inc.
1.90%, 03/15/31 (Call 12/15/30)(a)	3,425	2,822,400
2.00%, 11/18/31 (Call 08/18/31)	4,140	3,369,205
2.95%, 06/01/29 (Call 03/01/29)	5,768	5,270,983
3.35%, 03/26/30 (Call 12/26/29)(a)	8,241	7,608,496
4.85%, 03/09/33 (Call 12/09/32)	4,180	4,160,401
Mitsubishi HC Capital Inc., 3.97%, 04/13/30 (Call 01/13/30)(b)	425	383,611
Mitsubishi HC Finance America LLC, 5.66%, 02/28/33 (Call 11/28/32)(a)(b)	3,505	3,431,314
Nasdaq Inc., 1.65%, 01/15/31 (Call 10/15/30)(a)	4,103	3,220,918
Nomura Holdings Inc.
2.61%, 07/14/31	5,955	4,720,562
2.68%, 07/16/30	5,794	4,755,684
2.71%, 01/22/29	2,425	2,083,483
Security	Par (000)	Value

Diversified Financial Services (continued)
3.00%, 01/22/32	$4,632	$3,734,347
3.10%, 01/16/30(a)	8,083	6,905,086
5.61%, 07/06/29(a)	3,690	3,658,111
6.09%, 07/12/33(a)	3,820	3,882,755
6.18%, 01/18/33(a)	4,070	4,172,519
ORIX Corp.
2.25%, 03/09/31(a)	3,228	2,634,676
4.00%, 04/13/32	2,988	2,702,190
5.20%, 09/13/32(a)	2,590	2,563,127
Power Finance Corp. Ltd.
3.95%, 04/23/30(a)(b)	4,151	3,703,911
6.15%, 12/06/28(a)(b)	1,757	1,793,317
Raymond James Financial Inc., 4.65%, 04/01/30 (Call 01/01/30)(a)	3,424	3,319,178
Stifel Financial Corp., 4.00%, 05/15/30 (Call 02/15/30)	2,653	2,319,673
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)(a)	3,804	2,818,906
5.15%, 03/19/29 (Call 12/19/28)	3,200	2,958,663
USAA Capital Corp., 2.13%, 05/01/30 (Call 02/01/30)(b)	1,901	1,555,951
Visa Inc.
1.10%, 02/15/31 (Call 11/15/30)(a)	5,570	4,372,675
2.05%, 04/15/30 (Call 01/15/30)	8,393	7,166,251
Western Union Co. (The), 2.75%, 03/15/31 (Call 12/15/30)(a)	1,980	1,573,723
		388,385,773
Electric — 7.4%
Abu Dhabi National Energy Co. PJSC
4.70%, 04/24/33(a)(b)	7,645	7,388,709
4.88%, 04/23/30(a)(b)	5,739	5,672,428
Adani Electricity Mumbai Ltd.
3.87%, 07/22/31 (Call 01/22/31)(b)	1,035	745,392
3.95%, 02/12/30(b)	4,664	3,655,450
AEP Texas Inc.
4.70%, 05/15/32 (Call 02/15/32)	3,015	2,817,709
5.40%, 06/01/33 (Call 03/01/33)	1,896	1,850,472
Series E, 6.65%, 02/15/33(a)	595	620,186
Series I, 2.10%, 07/01/30 (Call 04/01/30)(a)	3,365	2,719,811
AES Corp. (The)
2.45%, 01/15/31 (Call 10/15/30)(a)	8,313	6,708,371
3.95%, 07/15/30 (Call 04/15/30)(a)(b)	3,956	3,517,675
AES Panama Generation Holdings SRL, 4.38%, 05/31/30 (Call 02/28/30)(a)(b)	6,408	5,335,441
Alabama Power Co.
3.05%, 03/15/32 (Call 12/15/31)(a)	3,215	2,733,974
3.94%, 09/01/32 (Call 03/01/32)(a)	3,114	2,822,781
5.70%, 02/15/33	50	49,916
5.85%, 11/15/33 (Call 08/15/33)	1,480	1,528,449
Series 20-A, 1.45%, 09/15/30 (Call 06/15/30)	3,465	2,719,879
Alliant Energy Finance LLC, 3.60%, 03/01/32 (Call 12/01/31)(b)	1,410	1,199,598
Ameren Corp., 3.50%, 01/15/31 (Call 10/15/30)	4,522	3,996,324
Ameren Illinois Co.
1.55%, 11/15/30 (Call 08/15/30)	2,544	1,996,507
3.85%, 09/01/32 (Call 06/01/32)	2,760	2,482,868
4.95%, 06/01/33 (Call 03/01/33)(a)	2,595	2,523,842
American Electric Power Co. Inc.
2.30%, 03/01/30 (Call 12/01/29)	2,599	2,149,557
5.63%, 03/01/33 (Call 12/01/32)	5,837	5,847,044

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
5.95%, 11/01/32 (Call 08/01/32)(a)	$3,049	$3,118,301
Series J, 4.30%, 12/01/28 (Call 09/01/28)(a)	3,471	3,324,871
American Transmission Systems Inc., 2.65%, 01/15/32 (Call 10/15/31)(b)	3,328	2,698,307
Appalachian Power Co.
4.50%, 08/01/32 (Call 05/01/32)	2,820	2,591,018
Series AA, 2.70%, 04/01/31 (Call 01/01/31)(a)	3,085	2,534,197
Arizona Public Service Co.
2.20%, 12/15/31 (Call 09/15/31)	2,035	1,585,553
2.60%, 08/15/29 (Call 05/15/29)(a)	2,639	2,303,969
5.55%, 08/01/33 (Call 05/01/33)	2,435	2,411,934
6.35%, 12/15/32 (Call 09/15/32)(a)	1,799	1,883,597
Atlantic City Electric Co., 2.30%, 03/15/31 (Call 12/15/30)(a)	2,391	1,946,148
Avangrid Inc., 3.80%, 06/01/29 (Call 03/01/29)	5,614	5,108,223
Baltimore Gas & Electric Co., 2.25%, 06/15/31 (Call 03/15/31)	3,293	2,697,120
Berkshire Hathaway Energy Co.
1.65%, 05/15/31 (Call 02/15/31)(a)	3,280	2,523,389
3.70%, 07/15/30 (Call 04/15/30)	6,157	5,582,718
Black Hills Corp.
2.50%, 06/15/30 (Call 03/15/30)(a)	2,269	1,844,327
3.05%, 10/15/29 (Call 07/15/29)	2,832	2,440,516
4.35%, 05/01/33 (Call 02/01/33)	1,170	1,027,158
CenterPoint Energy Houston Electric LLC 4.95%, 04/01/33 (Call 01/01/33)(a)	4,650	4,565,422
Series AE, 2.35%, 04/01/31 (Call 01/01/31)(a)	2,215	1,821,772
Series AG, 3.00%, 03/01/32 (Call 12/01/31)	1,684	1,426,081
Series ai., 4.45%, 10/01/32 (Call 07/01/32)	2,883	2,719,138
Series K2, 6.95%, 03/15/33(a)	250	277,863
CenterPoint Energy Inc.
2.65%, 06/01/31 (Call 03/01/31)	3,129	2,564,298
2.95%, 03/01/30 (Call 12/01/29)	2,613	2,243,622
Cleco Corporate Holdings LLC, 3.38%, 09/15/29 (Call 06/15/29)	1,826	1,556,044
Cleveland Electric Illuminating Co. (The), 4.55%, 11/15/30 (Call 08/15/30)(b)	1,931	1,782,250
CMS Energy Corp.
3.75%, 12/01/50 (Call 12/01/30), (5-year CMT + 2.900%)(c)	1,929	1,428,470
4.75%, 06/01/50 (Call 03/01/30), (5-year CMT + 4.116%)(c)	2,465	2,129,002
Colbun SA
3.15%, 03/06/30 (Call 12/06/29)(a)(b)	2,715	2,318,708
3.15%, 01/19/32 (Call 10/19/31)(b)	2,170	1,782,738
Comision Federal de Electricidad
3.35%, 02/09/31 (Call 11/09/30)(a)(b)	6,340	5,007,415
3.88%, 07/26/33 (Call 04/26/33)(b)	3,000	2,268,750
4.69%, 05/15/29 (Call 03/15/29)(b)	7,190	6,490,724
Commonwealth Edison Co.
2.20%, 03/01/30 (Call 12/01/29)	2,072	1,733,592
3.15%, 03/15/32 (Call 12/15/31)(a)	1,260	1,081,069
4.90%, 02/01/33 (Call 11/01/32)(a)	1,074	1,046,863
Connecticut Light & Power Co. (The)
4.90%, 07/01/33 (Call 04/01/33)	1,645	1,590,244
Series A, 2.05%, 07/01/31 (Call 04/01/31)	2,679	2,143,326
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31 (Call 03/15/31)	4,371	3,623,307
5.20%, 03/01/33 (Call 12/01/32)(a)	2,625	2,604,664
Security	Par (000)	Value

Electric (continued)
5.50%, 03/15/34 (Call 12/15/33)	$3,325	$3,351,651
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	6,030	5,428,260
Series D, 4.00%, 12/01/28 (Call 09/01/28)(a)	985	938,589
Constellation Energy Generation LLC
5.80%, 03/01/33 (Call 12/01/32)	3,340	3,359,387
6.13%, 01/15/34 (Call 10/15/33)	1,825	1,873,145
Consumers Energy Co.
3.60%, 08/15/32 (Call 02/15/32)(a)	1,840	1,632,433
4.63%, 05/15/33 (Call 11/15/32)(a)	3,615	3,453,523
4.90%, 02/15/29 (Call 12/15/28)	1,350	1,341,705
Dominion Energy Inc.
4.35%, 08/15/32 (Call 05/15/32)(a)	2,425	2,222,028
5.38%, 11/15/32 (Call 08/15/32)(a)	5,870	5,795,833
Series C, 2.25%, 08/15/31 (Call 05/15/31)(a)	7,198	5,715,150
Series C, 3.38%, 04/01/30 (Call 01/01/30)(a)	8,503	7,561,173
Series E, 6.30%, 03/15/33	640	656,837
Series F, 5.25%, 08/01/33 (Call 02/01/24)	610	591,018
Dominion Energy South Carolina Inc.
5.30%, 05/15/33(a)	860	850,961
6.63%, 02/01/32(a)	420	456,567
Series A, 2.30%, 12/01/31 (Call 09/01/31)(a)	1,955	1,566,229
DTE Electric Co.
2.25%, 03/01/30 (Call 12/01/29)(a)	3,534	2,980,317
5.20%, 04/01/33 (Call 01/01/33)	3,420	3,398,814
Series A, 3.00%, 03/01/32 (Call 12/01/31)(a)	2,910	2,470,376
Series C, 2.63%, 03/01/31 (Call 12/01/30)	1,880	1,587,543
DTE Energy Co.
2.95%, 03/01/30 (Call 12/01/29)	1,742	1,484,086
Series C, 3.40%, 06/15/29 (Call 03/15/29)(a)	2,962	2,655,313
Duke Energy Carolinas LLC
2.45%, 08/15/29 (Call 05/15/29)	2,348	2,033,734
2.45%, 02/01/30 (Call 11/01/29)	2,633	2,245,485
2.55%, 04/15/31 (Call 01/15/31)(a)	3,069	2,558,855
2.85%, 03/15/32 (Call 12/15/31)	2,575	2,153,739
4.95%, 01/15/33 (Call 10/15/32)	6,640	6,506,477
6.45%, 10/15/32(a)	2,245	2,373,702
Series A, 6.00%, 12/01/28(a)	1,591	1,645,385
Duke Energy Corp.
2.45%, 06/01/30 (Call 03/01/30)	4,611	3,869,635
2.55%, 06/15/31 (Call 03/15/31)	5,478	4,472,891
3.40%, 06/15/29 (Call 03/15/29)	3,102	2,823,066
4.50%, 08/15/32 (Call 05/15/32)(a)	6,077	5,668,221
5.75%, 09/15/33 (Call 06/15/33)(a)	4,315	4,374,339
Duke Energy Florida LLC
1.75%, 06/15/30 (Call 03/15/30)(a)	2,481	2,001,174
2.40%, 12/15/31 (Call 09/15/31)(a)	3,778	3,059,430
2.50%, 12/01/29 (Call 09/01/29)	4,381	3,800,532
5.88%, 11/15/33 (Call 08/15/33)	1,535	1,587,903
Duke Energy Ohio Inc.
2.13%, 06/01/30 (Call 03/01/30)	2,175	1,791,561
3.65%, 02/01/29 (Call 11/01/28)	1,946	1,816,282
5.25%, 04/01/33 (Call 01/01/33)	1,970	1,955,018
Duke Energy Progress LLC
2.00%, 08/15/31 (Call 05/15/31)	3,495	2,772,028
3.40%, 04/01/32 (Call 01/01/32)(a)	2,575	2,243,924
3.45%, 03/15/29 (Call 12/15/28)	3,667	3,400,993
5.25%, 03/15/33 (Call 12/15/32)	2,005	1,992,443
Duquesne Light Holdings Inc.
2.53%, 10/01/30 (Call 07/01/30)(a)(b)	2,340	1,887,766
2.78%, 01/07/32 (Call 10/07/31)(a)(b)	2,229	1,697,645

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Edison International, 6.95%, 11/15/29 (Call 09/15/29)	$3,322	$3,516,166
Electricite de France SA, 6.25%, 05/23/33 (Call 02/23/33)(a)(b)	5,785	5,975,265
Emera U.S. Finance LP, 2.64%, 06/15/31 (Call 03/15/31)	2,275	1,795,073
Enel Finance International NV
2.25%, 07/12/31 (Call 04/12/31)(b)	5,935	4,621,077
4.88%, 06/14/29(a)(b)	3,660	3,515,785
5.00%, 06/15/32 (Call 03/15/32)(b)	5,674	5,323,765
7.50%, 10/14/32 (Call 07/14/32)(b)	6,715	7,367,351
Engie Energia Chile SA, 3.40%, 01/28/30 (Call 10/28/29)(b)	2,556	2,163,214
Entergy Arkansas LLC
5.15%, 01/15/33 (Call 10/15/32)	2,160	2,109,394
5.30%, 09/15/33 (Call 06/15/33)	950	934,048
Entergy Corp.
2.40%, 06/15/31 (Call 03/05/31)	3,633	2,910,933
2.80%, 06/15/30 (Call 03/15/30)(a)	3,622	3,077,797
Entergy Louisiana LLC
1.60%, 12/15/30 (Call 09/15/30)	2,013	1,553,936
2.35%, 06/15/32 (Call 03/15/32)	2,995	2,369,466
3.05%, 06/01/31 (Call 03/01/31)	1,945	1,647,842
4.00%, 03/15/33 (Call 12/15/32)	4,235	3,782,093
Entergy Mississippi LLC, 5.00%, 09/01/33 (Call 06/01/33)(a)	555	535,305
Entergy Texas Inc.
1.75%, 03/15/31 (Call 12/15/30)(a)	3,533	2,752,085
4.00%, 03/30/29 (Call 12/30/28)(a)	1,618	1,515,595
Evergy Inc., 2.90%, 09/15/29 (Call 06/15/29)	4,709	4,107,412
Evergy Kansas Central Inc., 5.90%, 11/15/33 (Call 08/15/33)	1,730	1,769,283
Evergy Metro Inc.
4.95%, 04/15/33 (Call 01/15/33)(a)	1,630	1,565,653
Series 2020, 2.25%, 06/01/30 (Call 03/01/30)	2,487	2,051,981
Evergy Missouri West Inc., 3.75%, 03/15/32 (Call 12/15/31)(a)(b)	1,577	1,355,139
Eversource Energy
2.55%, 03/15/31 (Call 12/15/30)	2,010	1,640,141
3.38%, 03/01/32 (Call 12/01/31)	3,600	3,069,886
5.13%, 05/15/33 (Call 02/15/33)(a)	4,460	4,302,699
Series O, 4.25%, 04/01/29 (Call 01/01/29)	1,575	1,488,601
Series R, 1.65%, 08/15/30 (Call 05/15/30)	3,013	2,360,395
Exelon Corp.
3.35%, 03/15/32 (Call 12/15/31)(a)	3,122	2,672,773
4.05%, 04/15/30 (Call 01/15/30)	6,956	6,452,989
5.30%, 03/15/33 (Call 12/15/32)	5,300	5,226,149
7.60%, 04/01/32(a)	2,370	2,597,986
Florida Power & Light Co.
2.45%, 02/03/32 (Call 11/03/31)(a)	7,819	6,425,075
4.63%, 05/15/30 (Call 03/15/30)(a)	2,855	2,791,279
4.80%, 05/15/33 (Call 02/15/33)	2,825	2,738,773
5.10%, 04/01/33 (Call 01/01/33)	4,350	4,316,313
Georgia Power Co.
4.70%, 05/15/32 (Call 02/15/32)	4,230	4,048,809
4.95%, 05/17/33 (Call 11/17/32)(a)	5,170	5,003,578
Series B, 2.65%, 09/15/29 (Call 06/15/29)	3,878	3,391,807
Indianapolis Power & Light Co., 5.65%, 12/01/32 (Call 09/01/32)(a)(b)	1,385	1,390,122
Security	Par (000)	Value

Electric (continued)
Interstate Power & Light Co.
2.30%, 06/01/30 (Call 03/01/30)	$1,721	$1,410,637
3.60%, 04/01/29 (Call 01/01/29)	2,570	2,366,723
5.70%, 10/15/33 (Call 07/15/33)	1,600	1,604,879
IPALCO Enterprises Inc., 4.25%, 05/01/30 (Call 02/01/30)	2,591	2,315,852
ITC Holdings Corp.
2.95%, 05/14/30 (Call 04/14/30)(a)(b)	4,065	3,465,728
5.40%, 06/01/33 (Call 03/01/33)(a)(b)	2,520	2,467,793
Jersey Central Power & Light Co., 2.75%, 03/01/32 (Call 12/01/31)(a)(b)	2,919	2,362,433
Kentucky Power Co., 7.00%, 11/15/33 (Call 08/15/33)(b)	2,025	2,090,254
Kentucky Utilities Co., 5.45%, 04/15/33 (Call 01/15/33)(a)	1,995	1,995,254
Liberty Utilities Finance GP 1, 2.05%, 09/15/30 (Call 06/15/30)(a)(b)	4,626	3,636,439
Louisville Gas & Electric Co., 5.45%, 04/15/33 (Call 01/15/33)	2,235	2,241,752
Massachusetts Electric Co., 1.73%, 11/24/30 (Call 08/24/30)(a)(b)	1,905	1,463,986
Metropolitan Edison Co., 4.30%, 01/15/29 (Call 10/15/28)(a)(b)	2,810	2,661,851
MidAmerican Energy Co.
3.65%, 04/15/29 (Call 01/15/29)	6,484	6,030,749
5.35%, 01/15/34 (Call 10/15/33)(a)	1,875	1,896,191
6.75%, 12/30/31(a)	1,075	1,181,471
Minejesa Capital BV, 4.63%, 08/10/30(b)	5,340	4,959,525
Monongahela Power Co., 5.85%, 02/15/34 (Call 11/15/33)(a)(b)	1,650	1,656,249
Narragansett Electric Co. (The), 3.40%, 04/09/30 (Call 01/09/30)(a)(b)	3,709	3,289,102
National Grid PLC, 5.81%, 06/12/33 (Call 03/12/33)(a)	5,954	5,976,767
National Grid USA, 8.00%, 11/15/30	125	139,186
National Rural Utilities Cooperative Finance Corp.
1.35%, 03/15/31 (Call 12/15/30)	2,638	1,984,960
1.65%, 06/15/31 (Call 03/15/31)(a)	2,010	1,540,474
2.40%, 03/15/30 (Call 12/15/29)	3,112	2,615,164
2.75%, 04/15/32 (Call 01/15/32)(a)	2,320	1,900,287
3.70%, 03/15/29 (Call 12/15/28)(a)	2,588	2,395,239
4.02%, 11/01/32 (Call 05/01/32)(a)	2,260	2,027,059
4.15%, 12/15/32 (Call 09/15/32)(a)	2,320	2,114,705
5.80%, 01/15/33 (Call 07/15/32)	3,425	3,491,072
Series C, 8.00%, 03/01/32	3,965	4,583,317
Nevada Power Co.
Series CC, 3.70%, 05/01/29 (Call 02/01/29)(a)	1,671	1,549,897
Series DD, 2.40%, 05/01/30 (Call 02/01/30)	2,401	2,001,266
New York State Electric & Gas Corp.
2.15%, 10/01/31 (Call 07/01/31)(a)(b)	3,140	2,432,521
5.85%, 08/15/33 (Call 05/15/33)(a)(b)	905	915,022
NextEra Energy Capital Holdings Inc.
2.25%, 06/01/30 (Call 03/01/30)	10,954	9,030,874
2.44%, 01/15/32 (Call 10/15/31)(a)	5,298	4,245,066
2.75%, 11/01/29 (Call 08/01/29)(a)	5,411	4,716,189
3.50%, 04/01/29 (Call 01/01/29)	2,770	2,530,008
5.00%, 02/28/30 (Call 12/28/29)(a)	3,394	3,323,408
5.00%, 07/15/32 (Call 04/15/32)(a)	5,915	5,710,002
5.05%, 02/28/33 (Call 11/28/32)(a)	5,835	5,641,250

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
5.65%, 05/01/79 (Call 05/01/29), (3-mo. LIBOR US + 3.156%)(a)(c)	$2,906	$2,584,197
Niagara Mohawk Power Corp.
1.96%, 06/27/30 (Call 03/27/30)(b)	6,139	4,902,930
2.76%, 01/10/32 (Call 10/10/31)(a)(b)	1,065	860,295
4.28%, 12/15/28 (Call 09/15/28)(b)	1,275	1,210,205
Northern States Power Co./MN, 2.25%, 04/01/31 (Call 11/01/30)	3,875	3,175,922
NRG Energy Inc.
4.45%, 06/15/29 (Call 03/15/29)(b)	3,078	2,795,077
7.00%, 03/15/33 (Call 12/15/32)(a)(b)	3,870	3,912,760
NSTAR Electric Co.
1.95%, 08/15/31 (Call 05/15/31)	1,804	1,420,022
3.25%, 05/15/29 (Call 02/15/29)	3,805	3,465,380
3.95%, 04/01/30 (Call 01/01/30)	2,348	2,178,991
Oglethorpe Power Corp., 6.19%, 01/01/31(b)	145	146,272
Ohio Edison Co., 5.50%, 01/15/33 (Call 10/15/32)(b)	1,485	1,446,458
Ohio Power Co.
5.00%, 06/01/33 (Call 03/01/33)	1,069	1,026,871
Series D, 6.60%, 03/01/33(a)	320	339,657
Series G, 6.60%, 02/15/33	325	346,148
Series P, 2.60%, 04/01/30 (Call 01/01/30)(a)	1,810	1,531,436
Series Q, 1.63%, 01/15/31 (Call 10/15/30)	2,255	1,757,036
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (Call 10/01/29)	1,835	1,614,325
3.30%, 03/15/30 (Call 09/15/29)(a)	1,844	1,623,460
5.40%, 01/15/33 (Call 07/15/32)(a)	2,390	2,387,598
Oncor Electric Delivery Co. LLC
2.75%, 05/15/30 (Call 02/15/30)(a)	3,179	2,751,037
4.15%, 06/01/32 (Call 03/01/32)(a)	3,015	2,791,026
4.55%, 09/15/32 (Call 06/15/32)(a)	3,424	3,236,977
5.65%, 11/15/33 (Call 08/15/33)(b)	3,145	3,228,055
7.00%, 05/01/32(a)	2,530	2,795,300
7.25%, 01/15/33(a)	1,435	1,611,295
Pacific Gas & Electric Co., 6.95%, 03/15/34 (Call 12/15/33)	4,645	4,894,930
Pacific Gas and Electric Co.
2.50%, 02/01/31 (Call 11/01/30)	11,160	8,888,244
3.25%, 06/01/31 (Call 03/01/31)(a)	5,499	4,568,812
4.20%, 03/01/29 (Call 01/01/29)	2,195	2,000,404
4.40%, 03/01/32 (Call 12/01/31)	2,345	2,065,366
4.55%, 07/01/30 (Call 01/01/30)(a)	16,967	15,582,989
5.90%, 06/15/32 (Call 03/15/32)	3,545	3,462,938
6.10%, 01/15/29 (Call 12/15/28)	2,090	2,099,976
6.15%, 01/15/33 (Call 10/15/32)(a)	3,963	3,947,214
6.40%, 06/15/33 (Call 03/15/33)	6,880	6,961,631
PacifiCorp
2.70%, 09/15/30 (Call 06/15/30)	2,204	1,799,791
3.50%, 06/15/29 (Call 03/15/29)(a)	1,371	1,236,290
7.70%, 11/15/31(a)	710	798,774
PECO Energy Co., 4.90%, 06/15/33 (Call 03/15/33)(a)	3,165	3,094,737
Pennsylvania Electric Co., 3.60%, 06/01/29 (Call 03/01/29)(a)(b)	1,745	1,582,634
Perusahaan Listrik Negara PT, 3.88%, 07/17/29(a)(b)	3,982	3,643,187
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
3.00%, 06/30/30 (Call 03/30/30)(a)(b)	4,143	3,539,369
3.38%, 02/05/30(a)(b)	3,560	3,146,150
Security	Par (000)	Value

Electric (continued)
5.38%, 01/25/29(b)	$2,920	$2,894,450
PPL Capital Funding Inc., 4.13%, 04/15/30 (Call 01/15/30)(a)	1,290	1,191,437
PPL Electric Utilities Corp., 5.00%, 05/15/33 (Call 02/15/33)	4,990	4,880,121
Progress Energy Inc.
7.00%, 10/30/31(a)	2,390	2,612,080
7.75%, 03/01/31	3,662	4,091,473
Public Service Co. of Colorado
1.88%, 06/15/31 (Call 12/15/30)	3,386	2,673,673
4.10%, 06/01/32 (Call 12/01/31)(a)	1,465	1,336,602
Series 35, 1.90%, 01/15/31 (Call 07/15/30)(a)	1,727	1,371,487
Public Service Co. of New Hampshire
5.35%, 10/01/33 (Call 07/01/33)	1,750	1,759,586
Series V, 2.20%, 06/15/31 (Call 03/15/31)(a)	1,275	1,035,478
Public Service Co. of Oklahoma
5.25%, 01/15/33 (Call 10/15/32)	3,790	3,663,445
Series J, 2.20%, 08/15/31 (Call 05/15/31)	2,565	2,031,289
Public Service Electric & Gas Co.
1.90%, 08/15/31 (Call 05/15/31)	2,698	2,130,988
2.45%, 01/15/30 (Call 10/15/29)(a)	1,843	1,571,574
3.10%, 03/15/32 (Call 12/15/31)	1,890	1,629,896
3.20%, 05/15/29 (Call 02/15/29)(a)	2,413	2,193,695
4.65%, 03/15/33 (Call 12/15/32)(a)	2,215	2,128,383
4.90%, 12/15/32 (Call 09/15/32)	2,537	2,484,969
Public Service Electric and Gas Co., 5.20%, 08/01/33 (Call 05/01/33)	630	631,640
Public Service Enterprise Group Inc.
1.60%, 08/15/30 (Call 05/15/30)	3,215	2,530,111
2.45%, 11/15/31 (Call 08/15/31)	4,365	3,513,775
6.13%, 10/15/33 (Call 07/15/33)	2,316	2,394,667
Puget Energy Inc.
4.10%, 06/15/30 (Call 03/15/30)	2,777	2,478,356
4.22%, 03/15/32 (Call 12/15/31)	2,335	2,044,783
San Diego Gas & Electric Co.
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)(a)	4,463	3,568,387
Series XXX, 3.00%, 03/15/32 (Call 12/15/31)(a)	2,893	2,459,934
Sempra Energy
3.70%, 04/01/29 (Call 02/01/29)(a)	2,490	2,292,011
5.50%, 08/01/33 (Call 05/01/33)	2,900	2,874,778
Sociedad de Transmision Austral SA, 4.00%, 01/27/32 (Call 10/27/31)(a)(b)	1,780	1,527,687
Southern California Edison Co.
2.25%, 06/01/30 (Call 03/01/30)	3,306	2,739,590
2.75%, 02/01/32 (Call 11/01/31)	2,200	1,811,618
2.85%, 08/01/29 (Call 05/01/29)	3,099	2,733,834
5.95%, 11/01/32 (Call 08/01/32)(a)	4,070	4,198,755
6.65%, 04/01/29	2,157	2,253,927
Series A, 4.20%, 03/01/29 (Call 12/01/28)(a)	2,866	2,717,739
Series G, 2.50%, 06/01/31 (Call 03/01/31)(a)	3,081	2,526,476
Southern Co. (The)
5.20%, 06/15/33 (Call 12/15/32)	4,205	4,127,542
5.50%, 03/15/29 (Call 01/15/29)	1,875	1,903,605
5.70%, 10/15/32 (Call 04/15/32)(a)	3,100	3,143,949
Series A, 3.70%, 04/30/30 (Call 01/30/30)	5,578	5,099,623
Southwestern Electric Power Co., 5.30%, 04/01/33 (Call 01/01/33)(a)	2,620	2,515,164
SP Group Treasury Pte. Ltd., 3.38%, 02/27/29 (Call 11/27/28)(a)(b)	3,965	3,671,529

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Tampa Electric Co., 2.40%, 03/15/31 (Call 12/15/30)	$2,331	$1,886,603
Three Gorges Finance I Cayman Islands Ltd., 2.15%, 09/22/30 (Call 06/22/30)(b)	85	71,429
Transelec SA, 3.88%, 01/12/29 (Call 10/12/28)(b)	1,285	1,175,247
Tucson Electric Power Co.
1.50%, 08/01/30 (Call 05/01/30)(a)	3,079	2,410,456
3.25%, 05/15/32 (Call 02/15/32)(a)	1,306	1,117,144
Union Electric Co.
2.15%, 03/15/32 (Call 12/15/31)	2,975	2,364,099
2.95%, 03/15/30 (Call 12/15/29)	1,159	1,015,769
3.50%, 03/15/29 (Call 12/15/28)	2,163	1,994,177
Virginia Electric & Power Co.
2.30%, 11/15/31 (Call 08/15/31)	2,963	2,380,981
2.40%, 03/30/32 (Call 12/30/31)(a)	3,205	2,567,316
5.00%, 04/01/33 (Call 01/01/33)	5,197	5,018,677
Series A, 2.88%, 07/15/29 (Call 04/15/29)	3,068	2,728,695
Virginia Electric and Power Co., 5.30%, 08/15/33 (Call 05/15/33)(a)	2,935	2,893,032
Vistra Operations Co. LLC
4.30%, 07/15/29 (Call 04/15/29)(b)	4,520	4,099,554
6.95%, 10/15/33 (Call 07/15/33)(b)	1,820	1,858,040
WEC Energy Group Inc.
1.80%, 10/15/30 (Call 07/15/30)(a)	2,784	2,189,762
2.20%, 12/15/28 (Call 10/15/28)(a)	2,930	2,532,652
Wisconsin Electric Power Co.
4.75%, 09/30/32 (Call 06/30/32)(a)	4,275	4,140,893
5.63%, 05/15/33(a)	545	561,259
Wisconsin Power & Light Co., 4.95%, 04/01/33 (Call 01/01/33)	2,621	2,526,836
Wisconsin Power and Light Co.
1.95%, 09/16/31 (Call 06/16/31)	2,570	1,996,703
3.00%, 07/01/29 (Call 04/01/29)(a)	1,088	977,788
3.95%, 09/01/32 (Call 06/01/32)	3,327	3,010,895
Xcel Energy Inc.
2.35%, 11/15/31 (Call 05/15/31)	1,735	1,360,729
2.60%, 12/01/29 (Call 06/01/29)	2,960	2,540,077
3.40%, 06/01/30 (Call 12/01/29)(a)	3,498	3,095,847
4.60%, 06/01/32 (Call 12/01/31)	3,320	3,103,654
5.45%, 08/15/33 (Call 02/15/33)	2,660	2,633,514
		851,349,991
Electrical Components & Equipment — 0.1%
Acuity Brands Lighting Inc., 2.15%, 12/15/30 (Call 09/15/30)(a)	2,916	2,331,648
Emerson Electric Co.
1.95%, 10/15/30 (Call 07/15/30)(a)	2,790	2,308,156
2.00%, 12/21/28 (Call 10/21/28)	5,425	4,756,218
2.20%, 12/21/31 (Call 09/21/31)(a)	6,429	5,269,766
6.00%, 08/15/32(a)	55	57,938
		14,723,726
Electronics — 0.7%
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	2,819	2,540,058
Allegion U.S. Holding Co. Inc., 5.41%, 07/01/32 (Call 04/01/32)	3,465	3,365,886
Amphenol Corp.
2.20%, 09/15/31 (Call 06/15/31)	4,010	3,246,802
2.80%, 02/15/30 (Call 11/15/29)	5,239	4,587,724
4.35%, 06/01/29 (Call 03/01/29)(a)	2,909	2,815,746
Security	Par (000)	Value

Electronics (continued)
Arrow Electronics Inc., 2.95%, 02/15/32 (Call 11/15/31)(a)	$2,980	$2,428,540
Avnet Inc.
3.00%, 05/15/31 (Call 02/15/31)(a)	1,966	1,591,294
5.50%, 06/01/32 (Call 03/01/32)	1,865	1,765,647
Flex Ltd.
4.88%, 06/15/29 (Call 03/15/29)	4,004	3,799,650
4.88%, 05/12/30 (Call 02/12/30)	3,686	3,491,589
Honeywell International Inc.
1.75%, 09/01/31 (Call 06/01/31)(a)	8,216	6,545,212
1.95%, 06/01/30 (Call 03/01/30)	5,882	4,929,497
2.70%, 08/15/29 (Call 05/15/29)	3,686	3,301,851
4.25%, 01/15/29 (Call 12/15/28)	710	692,230
5.00%, 02/15/33 (Call 11/15/32)	6,117	6,139,321
Hubbell Inc., 2.30%, 03/15/31 (Call 12/15/30)(a)	1,746	1,414,255
Jabil Inc.
3.00%, 01/15/31 (Call 10/15/30)	3,445	2,894,941
3.60%, 01/15/30 (Call 10/15/29)(a)	3,110	2,753,889
5.45%, 02/01/29 (Call 01/01/29)	1,760	1,742,534
Keysight Technologies Inc., 3.00%, 10/30/29 (Call 07/30/29)	3,089	2,680,150
TD SYNNEX Corp., 2.65%, 08/09/31 (Call 05/09/31)(a)	3,046	2,354,261
Trimble Inc., 6.10%, 03/15/33 (Call 12/15/32)(a)	4,695	4,762,039
Tyco Electronics Group SA, 2.50%, 02/04/32 (Call 11/04/31)(a)	2,976	2,461,074
Vontier Corp., 2.95%, 04/01/31 (Call 01/01/31)	3,240	2,576,632
		74,880,822
Engineering & Construction — 0.1%
America Movil SAB de CV, 5.38%, 04/04/32 (Call 01/04/32)(a)(b)	5,780	5,140,155
Jacobs Engineering Group Inc., 5.90%, 03/01/33 (Call 12/01/32)	1,610	1,568,375
St Engineering Urban Solutions USA Inc., 3.75%, 05/05/32 (Call 11/05/31)(a)(b)	2,340	2,127,037
Summit Digitel Infrastructure Pvt Ltd., 2.88%, 08/12/31 (Call 08/12/30)(b)	475	371,283
Vinci SA, 3.75%, 04/10/29 (Call 01/30/29)(a)(b)	5,543	5,225,061
		14,431,911
Entertainment — 0.3%
Genm Capital Labuan Ltd., 3.88%, 04/19/31 (Call 01/19/31)(b)	2,575	2,101,350
Warnermedia Holdings Inc.
4.05%, 03/15/29 (Call 01/15/29)(a)	8,075	7,460,001
4.28%, 03/15/32 (Call 12/15/31)(a)	27,065	23,875,747
		33,437,098
Environmental Control — 0.5%
Republic Services Inc.
1.45%, 02/15/31 (Call 11/15/30)(a)	3,737	2,916,664
1.75%, 02/15/32 (Call 11/15/31)(a)	3,074	2,393,778
2.30%, 03/01/30 (Call 12/01/29)	3,738	3,171,766
2.38%, 03/15/33 (Call 12/15/32)(a)	3,620	2,898,071
4.88%, 04/01/29 (Call 03/01/29)(a)	1,065	1,060,707
Veralto Corp., 5.45%, 09/18/33 (Call 06/18/33)(b)	5,328	5,298,356
Waste Connections Inc.
2.20%, 01/15/32 (Call 10/15/31)(a)	3,557	2,844,097
2.60%, 02/01/30 (Call 11/01/29)(a)	3,453	2,983,822
3.20%, 06/01/32 (Call 03/01/32)(a)	2,852	2,452,261
3.50%, 05/01/29 (Call 02/01/29)(a)	2,774	2,570,842

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Environmental Control (continued)
4.20%, 01/15/33 (Call 10/15/32)	$4,317	$3,985,633
4.25%, 12/01/28 (Call 09/01/28)	2,732	2,630,892
Waste Management Inc.
1.50%, 03/15/31 (Call 12/15/30)(a)	5,336	4,206,623
2.00%, 06/01/29 (Call 04/01/29)	2,465	2,113,538
4.15%, 04/15/32 (Call 01/15/32)(a)	5,335	5,019,550
4.63%, 02/15/30 (Call 12/15/29)	3,465	3,397,579
4.63%, 02/15/33 (Call 11/15/32)	2,915	2,820,767
4.88%, 02/15/29 (Call 01/15/29)	4,150	4,152,263
		56,917,209
Equity Funds — 0.0%
Brookfield Finance Inc., 6.35%, 01/05/34 (Call 10/05/33)	2,675	2,696,470

Food — 1.8%
Ahold Finance USA LLC, 6.88%, 05/01/29(a)	4,520	4,882,963
Campbell Soup Co., 2.38%, 04/24/30 (Call 01/24/30)(a)	3,095	2,602,486
CK Hutchison International 20 Ltd., 2.50%, 05/08/30 (Call 02/08/30)(b)	810	686,512
CK Hutchison International 21 Ltd., 2.50%, 04/15/31 (Call 01/15/31)(a)(b)	3,555	2,944,331
Conagra Brands Inc.
4.85%, 11/01/28 (Call 08/01/28)	3,300	3,209,345
8.25%, 09/15/30(a)	2,855	3,254,660
Flowers Foods Inc., 2.40%, 03/15/31 (Call 12/15/30)	3,155	2,537,856
General Mills Inc.
2.25%, 10/14/31 (Call 07/14/31)(a)	3,038	2,438,903
2.88%, 04/15/30 (Call 01/15/30)(a)	4,310	3,750,118
4.95%, 03/29/33 (Call 12/29/32)(a)	5,515	5,359,366
Hershey Co. (The)
1.70%, 06/01/30 (Call 03/01/30)	2,233	1,838,062
2.45%, 11/15/29 (Call 08/15/29)(a)	1,527	1,344,361
4.50%, 05/04/33 (Call 02/04/33)(a)	1,320	1,278,414
Hormel Foods Corp., 1.80%, 06/11/30 (Call 03/11/30)	5,788	4,765,775
Ingredion Inc., 2.90%, 06/01/30 (Call 03/01/30)	3,620	3,109,120
J M Smucker Co. (The), 6.20%, 11/15/33 (Call 08/15/33)	4,115	4,296,350
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
3.00%, 02/02/29 (Call 12/02/28)	4,043	3,456,137
3.00%, 05/15/32 (Call 02/15/32)	6,130	4,777,114
3.63%, 01/15/32 (Call 01/15/27)(a)	8,440	6,906,494
3.75%, 12/01/31 (Call 12/01/26)	3,105	2,572,900
5.50%, 01/15/30 (Call 01/15/25)	7,560	7,165,741
5.75%, 04/01/33 (Call 01/01/33)	7,985	7,540,462
JM Smucker Co. (The)
2.13%, 03/15/32 (Call 12/15/31)(a)	2,975	2,308,240
2.38%, 03/15/30 (Call 12/15/29)	3,114	2,600,095
Kellogg Co.
2.10%, 06/01/30 (Call 03/01/30)(a)	2,968	2,431,606
5.25%, 03/01/33 (Call 12/01/32)	2,125	2,067,473
Series B, 7.45%, 04/01/31	4,318	4,753,785
Kraft Heinz Foods Co.
3.75%, 04/01/30 (Call 01/01/30)	4,270	3,927,244
4.25%, 03/01/31 (Call 12/01/30)(a)	2,049	1,911,407
4.63%, 01/30/29 (Call 10/30/28)(a)	2,045	1,996,311
6.75%, 03/15/32(a)	2,602	2,814,862
Security	Par (000)	Value

Food (continued)
Kroger Co. (The)
1.70%, 01/15/31 (Call 10/15/30)(a)	$4,590	$3,574,024
2.20%, 05/01/30 (Call 02/01/30)	2,377	1,956,367
4.50%, 01/15/29 (Call 10/15/28)(a)	2,330	2,263,779
7.50%, 04/01/31	1,315	1,469,530
8.00%, 09/15/29	2,434	2,724,800
Series B, 7.70%, 06/01/29(a)	1,540	1,708,782
Mars Inc.
1.63%, 07/16/32 (Call 04/16/32)(a)(b)	2,415	1,830,290
3.20%, 04/01/30 (Call 01/01/30)(b)	4,052	3,635,761
4.65%, 04/20/31 (Call 02/20/31)(a)(b)	3,145	3,056,540
4.75%, 04/20/33 (Call 01/20/33)(b)	5,935	5,762,974
McCormick & Co. Inc./MD
1.85%, 02/15/31 (Call 11/15/30)(a)	3,107	2,461,873
2.50%, 04/15/30 (Call 01/15/30)	2,724	2,312,215
4.95%, 04/15/33 (Call 01/15/33)(a)	3,370	3,227,996
Mondelez International Inc.
1.50%, 02/04/31 (Call 11/04/30)(a)	3,012	2,364,387
1.88%, 10/15/32 (Call 07/15/32)(a)	3,360	2,588,622
2.75%, 04/13/30 (Call 01/13/30)(a)	4,206	3,663,360
3.00%, 03/17/32 (Call 12/17/31)(a)	4,435	3,781,358
6.50%, 11/01/31(a)	1,075	1,152,416
Nestle Holdings Inc.
1.25%, 09/15/30 (Call 06/15/30)(a)(b)	6,100	4,865,311
1.88%, 09/14/31 (Call 06/14/31)(a)(b)	4,700	3,802,363
4.25%, 10/01/29 (Call 08/01/29)(a)(b)	3,115	3,034,194
4.30%, 10/01/32 (Call 07/01/32)(a)(b)	5,915	5,740,362
4.85%, 03/14/33 (Call 12/14/32)(a)(b)	4,920	4,875,029
4.95%, 03/14/30 (Call 01/14/30)(a)(b)	2,825	2,845,867
5.00%, 09/12/30 (Call 07/12/30)(a)(b)	1,720	1,737,580
5.00%, 09/12/33 (Call 06/12/33)(a)(b)	1,350	1,359,042
Smithfield Foods Inc.
2.63%, 09/13/31 (Call 06/13/31)(a)(b)	2,910	2,150,182
3.00%, 10/15/30 (Call 07/15/30)(b)	2,664	2,106,905
5.20%, 04/01/29 (Call 01/01/29)(b)	2,173	2,018,412
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)(a)	2,872	2,435,166
2.45%, 12/14/31 (Call 09/14/31)(a)	2,617	2,120,767
5.95%, 04/01/30 (Call 01/01/30)	5,496	5,689,512
6.00%, 01/17/34 (Call 10/17/33)	2,150	2,239,304
Tyson Foods Inc., 4.35%, 03/01/29 (Call 12/01/28)	5,510	5,227,882
		207,311,445
Forest Products & Paper — 0.4%
Celulosa Arauco y Constitucion SA
4.20%, 01/29/30 (Call 10/29/29)(a)(b)	1,742	1,549,614
4.25%, 04/30/29 (Call 01/30/29)(b)	2,792	2,511,090
Georgia-Pacific LLC
2.30%, 04/30/30 (Call 01/30/30)(a)(b)	5,668	4,727,072
7.75%, 11/15/29(a)	3,026	3,417,988
8.88%, 05/15/31	1,041	1,253,907
Inversiones CMPC SA
3.00%, 04/06/31 (Call 01/06/31)(a)(b)	2,940	2,392,106
3.85%, 01/13/30 (Call 10/13/29)(a)(b)	1,625	1,435,697
6.13%, 06/23/33 (Call 03/23/33)(b)	535	530,934
Suzano Austria GmbH
3.13%, 01/15/32 (Call 10/15/31)(a)	5,900	4,675,316
3.75%, 01/15/31 (Call 10/15/30)	6,999	5,912,049
5.00%, 01/15/30 (Call 10/15/29)	5,855	5,511,633

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Forest Products & Paper (continued)
6.00%, 01/15/29 (Call 10/15/28)(a)	$8,404	$8,328,711
		42,246,117
Gas — 0.7%
Atmos Energy Corp.
1.50%, 01/15/31 (Call 10/15/30)	3,211	2,505,159
2.63%, 09/15/29 (Call 06/15/29)	2,491	2,196,958
5.45%, 10/15/32 (Call 07/15/32)(a)	1,270	1,284,468
5.90%, 11/15/33 (Call 08/15/33)	2,139	2,218,619
Boston Gas Co.
3.00%, 08/01/29 (Call 05/01/29)(b)	2,858	2,503,701
3.76%, 03/16/32 (Call 12/16/31)(a)(b)	2,305	1,977,549
Brooklyn Union Gas Co. (The)
3.87%, 03/04/29 (Call 12/04/28)(a)(b)	2,556	2,317,795
4.87%, 08/05/32 (Call 05/05/32)(b)	2,315	2,104,392
6.39%, 09/15/33 (Call 06/15/33)(b)	2,380	2,393,631
CenterPoint Energy Resources Corp.
1.75%, 10/01/30 (Call 07/01/30)	2,425	1,940,542
4.40%, 07/01/32 (Call 04/01/32)(a)	2,915	2,702,367
5.40%, 03/01/33 (Call 12/01/32)(a)	3,505	3,474,027
East Ohio Gas Co. (The), 2.00%, 06/15/30 (Call 03/15/30)(b)	2,186	1,740,145
Grupo Energia Bogota SA ESP
4.88%, 05/15/30 (Call 02/15/30)(a)(b)	2,145	1,959,295
7.85%, 11/09/33 (Call 08/09/33)(b)	25	26,000
KeySpan Gas East Corp., 5.99%, 03/06/33 (Call 12/06/32)(b)	2,821	2,769,186
Korea Gas Corp., 2.88%, 07/16/29(a)(b)	2,895	2,585,631
National Fuel Gas Co., 2.95%, 03/01/31 (Call 12/01/30)	3,225	2,578,383
NiSource Inc.
1.70%, 02/15/31 (Call 11/15/30)	3,859	2,995,954
2.95%, 09/01/29 (Call 06/01/29)(a)	3,760	3,325,938
3.60%, 05/01/30 (Call 02/01/30)	5,144	4,610,896
5.40%, 06/30/33 (Call 03/30/33)(a)	1,330	1,316,957
ONE Gas Inc.
2.00%, 05/15/30 (Call 02/15/30)(a)	1,310	1,069,404
4.25%, 09/01/32 (Call 06/01/32)(a)	715	659,923
Piedmont Natural Gas Co. Inc.
2.50%, 03/15/31 (Call 12/15/30)(a)	1,756	1,430,897
3.50%, 06/01/29 (Call 03/01/29)	3,144	2,843,908
5.40%, 06/15/33 (Call 03/15/33)	1,910	1,880,931
Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29 (Call 07/16/29)(a)(b)	2,270	1,912,106
Sempra Global, 3.25%, 01/15/32 (Call 10/15/31)(b)	3,057	2,419,527
Southern California Gas Co.
5.20%, 06/01/33 (Call 03/01/33)(a)	3,181	3,133,219
Series XX, 2.55%, 02/01/30 (Call 11/01/29)(a)	3,273	2,786,769
Southern Co. Gas Capital Corp.
5.15%, 09/15/32 (Call 03/15/32)	2,995	2,921,611
5.75%, 09/15/33 (Call 03/15/33)(a)	2,868	2,902,554
Series 2020-A, 1.75%, 01/15/31 (Call 10/15/30)(a)	2,581	2,014,864
Southwest Gas Corp.
2.20%, 06/15/30 (Call 03/15/30)	2,099	1,705,193
4.05%, 03/15/32 (Call 12/15/31)(a)	3,620	3,227,097
Spire Missouri Inc., 4.80%, 02/15/33 (Call 11/15/32)	990	951,438
		83,387,034
Security	Par (000)	Value

Hand & Machine Tools — 0.2%
Kennametal Inc., 2.80%, 03/01/31 (Call 12/01/30)(a)	$1,642	$1,315,664
Regal Rexnord Corp.
6.30%, 02/15/30 (Call 12/15/29)(a)(b)	6,231	6,157,738
6.40%, 04/15/33 (Call 01/15/33)(a)(b)	5,275	5,198,408
Stanley Black & Decker Inc., 3.00%, 05/15/32 (Call 02/15/32)(a)	2,689	2,238,765
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)	4,586	3,769,052
4.25%, 11/15/28 (Call 08/15/28)	2,785	2,640,958
		21,320,585
Health Care - Products — 1.2%
Abbott Laboratories, 1.40%, 06/30/30 (Call 03/30/30)(a)	3,885	3,188,641
Agilent Technologies Inc.
2.10%, 06/04/30 (Call 03/04/30)	2,906	2,396,303
2.30%, 03/12/31 (Call 12/12/30)	4,836	3,991,476
2.75%, 09/15/29 (Call 06/15/29)	2,806	2,447,901
Alcon Finance Corp.
2.60%, 05/27/30 (Call 02/27/30)(b)	4,389	3,673,273
3.00%, 09/23/29 (Call 06/23/29)(a)(b)	5,521	4,829,690
5.38%, 12/06/32 (Call 09/06/32)(a)(b)	4,305	4,273,962
Baxter International Inc.
1.73%, 04/01/31 (Call 01/01/31)(a)	3,784	2,912,995
2.27%, 12/01/28 (Call 10/01/28)(a)	6,675	5,768,310
2.54%, 02/01/32 (Call 11/01/31)(a)	8,740	7,006,108
3.95%, 04/01/30 (Call 01/01/30)	2,989	2,731,512
Boston Scientific Corp.
2.65%, 06/01/30 (Call 03/01/30)	6,849	5,903,337
4.00%, 03/01/29 (Call 12/01/28)(a)	765	716,970
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)(a)	4,323	3,705,928
DH Europe Finance II Sarl, 2.60%, 11/15/29 (Call 08/15/29)	4,647	4,068,897
GE HealthCare Technologies Inc.
5.86%, 03/15/30 (Call 01/15/30)	7,037	7,171,111
5.91%, 11/22/32 (Call 08/22/32)(a)	9,820	10,019,636
HCA Inc., 3.63%, 03/15/32 (Call 12/15/31)	11,044	9,532,926
Medtronic Global Holdings SCA, 4.50%, 03/30/33 (Call 12/30/32)(a)	5,810	5,593,494
Revvity Inc.
2.25%, 09/15/31 (Call 06/15/31)(a)	2,829	2,217,139
2.55%, 03/15/31 (Call 12/15/30)(a)	2,678	2,163,354
3.30%, 09/15/29 (Call 06/15/29)	5,217	4,584,749
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)(a)	5,565	4,411,154
STERIS Irish FinCo UnLtd Co., 2.70%, 03/15/31 (Call 12/15/30)	4,017	3,332,741
Stryker Corp., 1.95%, 06/15/30 (Call 03/15/30)	5,820	4,800,409
Thermo Fisher Scientific Inc.
2.00%, 10/15/31 (Call 07/15/31)(a)	6,661	5,402,100
2.60%, 10/01/29 (Call 07/01/29)(a)	4,869	4,308,599
4.95%, 11/21/32 (Call 08/21/32)(a)	3,565	3,534,077
4.98%, 08/10/30 (Call 06/10/30)	3,105	3,100,231
5.09%, 08/10/33 (Call 05/10/33)(a)	3,725	3,716,834
5.20%, 01/31/34 (Call 10/31/33)	2,675	2,678,828
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31 (Call 08/24/31)(a)	4,253	3,462,978
3.55%, 03/20/30 (Call 12/20/29)(a)	1,613	1,415,767
		139,061,430

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services — 2.6%
Adventist Health System, 5.43%, 03/01/32 (Call 12/01/31)(a)	$855	$842,198
Adventist Health System/West, 2.95%, 03/01/29 (Call 12/01/28)	1,740	1,530,144
Advocate Health & Hospitals Corp., Series 2020, 2.21%, 06/15/30 (Call 03/15/30)	295	244,735
Anthem Inc., 4.10%, 05/15/32 (Call 02/15/32)	3,536	3,237,098
Ascension Health, Series B, 2.53%, 11/15/29 (Call 08/15/29)(a)	4,785	4,161,278
Banner Health
1.90%, 01/01/31 (Call 07/01/30)(a)	776	613,481
2.34%, 01/01/30 (Call 10/01/29)	1,915	1,606,785
Baylor Scott & White Holdings, Series 2021, 1.78%, 11/15/30 (Call 05/15/30)	2,025	1,592,005
Bon Secours Mercy Health Inc.
3.46%, 06/01/30 (Call 12/01/29)	2,350	2,093,408
Series 20-2, 2.10%, 06/01/31 (Call 12/01/30)	1,985	1,548,450
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31 (Call 02/15/31)(a)	1,190	955,555
Centene Corp.
2.50%, 03/01/31 (Call 12/01/30)	12,003	9,580,194
2.63%, 08/01/31 (Call 05/01/31)	7,228	5,740,441
3.00%, 10/15/30 (Call 07/15/30)	12,093	10,090,278
3.38%, 02/15/30 (Call 02/15/25)(a)	11,056	9,561,427
4.63%, 12/15/29 (Call 12/15/24)(a)	17,744	16,479,441
CommonSpirit Health
2.78%, 10/01/30 (Call 04/01/30)	910	753,531
3.35%, 10/01/29 (Call 04/01/29)	3,963	3,513,419
Elevance Health Inc.
2.25%, 05/15/30 (Call 02/15/30)	6,462	5,416,862
2.55%, 03/15/31 (Call 12/15/30)	5,804	4,840,682
2.88%, 09/15/29 (Call 06/15/29)	5,836	5,187,028
4.75%, 02/15/33 (Call 11/15/32)	4,145	3,992,346
5.50%, 10/15/32 (Call 07/15/32)	3,670	3,704,584
Fresenius Medical Care U.S. Finance III Inc.
2.38%, 02/16/31 (Call 11/16/30)(a)(b)	5,510	4,060,147
3.00%, 12/01/31 (Call 09/01/31)(b)	3,130	2,353,093
3.75%, 06/15/29 (Call 03/15/29)(b)	2,776	2,366,168
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)	4,596	3,656,379
3.38%, 03/15/29 (Call 01/15/29)	2,765	2,481,312
3.50%, 09/01/30 (Call 03/01/30)(a)	14,674	12,901,488
4.13%, 06/15/29 (Call 03/15/29)	10,753	9,973,541
5.50%, 06/01/33 (Call 03/01/33)(a)	6,830	6,715,641
5.88%, 02/01/29 (Call 08/01/28)	5,229	5,275,341
7.50%, 11/06/33	95	103,436
Health Care Service Corp. A Mutual Legal Reserve Co., 2.20%, 06/01/30 (Call 03/01/30)(a)(b)	4,554	3,758,514
Highmark Inc., 2.55%, 05/10/31 (Call 02/10/31)(b)	2,939	2,283,278
Humana Inc.
2.15%, 02/03/32 (Call 11/03/31)	4,548	3,572,700
3.13%, 08/15/29 (Call 05/15/29)	3,473	3,131,144
3.70%, 03/23/29 (Call 02/23/29)(a)	4,253	3,976,865
4.88%, 04/01/30 (Call 01/01/30)	3,126	3,047,474
5.88%, 03/01/33 (Call 12/01/32)	4,348	4,454,310
Laboratory Corp. of America Holdings
2.70%, 06/01/31 (Call 03/01/31)	2,980	2,470,157
2.95%, 12/01/29 (Call 09/01/29)	3,840	3,356,210
Security	Par (000)	Value

Health Care - Services (continued)
OhioHealth Corp., 2.30%, 11/15/31 (Call 05/15/31)(a)	$1,660	$1,337,065
Piedmont Healthcare Inc., 2.04%, 01/01/32 (Call 07/01/31)	1,380	1,070,372
Providence St Joseph Health Obligated Group
5.40%, 10/01/33 (Call 04/01/33)	193	188,792
Series 19A, 2.53%, 10/01/29 (Call 07/01/29)(a)	3,969	3,370,051
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	2,143	1,791,855
2.95%, 06/30/30 (Call 03/30/30)	4,657	4,002,156
4.20%, 06/30/29 (Call 03/30/29)(a)	2,827	2,692,087
6.40%, 11/30/33 (Call 08/30/33)	1,035	1,095,734
Roche Holdings Inc.
1.93%, 12/13/28 (Call 10/13/28)(b)	10,850	9,429,007
2.08%, 12/13/31 (Call 09/13/31)(b)	11,369	9,192,615
5.49%, 11/13/30 (Call 09/13/30)(b)	7,230	7,418,868
5.59%, 11/13/33 (Call 08/13/33)(b)	7,025	7,298,446
Rush Obligated Group, Series 2020, 3.92%, 11/15/29 (Call 08/15/29)	1,407	1,297,517
Stanford Health Care, Series 2020, 3.31%, 08/15/30 (Call 05/15/30)(a)	710	629,904
Sutter Health
5.16%, 08/15/33 (Call 02/15/33)	100	97,985
Series 20A, 2.29%, 08/15/30 (Call 02/15/30)	3,385	2,777,741
UnitedHealth Group Inc.
2.00%, 05/15/30	7,201	6,021,524
2.30%, 05/15/31 (Call 02/15/31)	8,470	7,062,155
2.88%, 08/15/29	5,709	5,146,427
3.88%, 12/15/28	4,933	4,721,176
4.00%, 05/15/29 (Call 03/15/29)(a)	5,093	4,881,888
4.20%, 05/15/32 (Call 02/15/32)	8,317	7,838,636
4.25%, 01/15/29 (Call 12/15/28)(a)	7,075	6,899,979
4.50%, 04/15/33 (Call 01/15/33)(a)	8,349	8,004,091
5.30%, 02/15/30 (Call 12/15/29)	6,305	6,438,642
5.35%, 02/15/33 (Call 11/15/32)(a)	11,041	11,271,759
Universal Health Services Inc.
2.65%, 10/15/30 (Call 07/15/30)	4,564	3,712,549
2.65%, 01/15/32 (Call 10/15/31)	3,007	2,366,426
UPMC, 5.04%, 05/15/33 (Call 02/15/33)	230	225,575
		305,503,590
Holding Companies - Diversified — 0.1%
Ares Capital Corp., 3.20%, 11/15/31 (Call 08/15/31)(a)	3,724	2,948,219
Blackstone Private Credit Fund, 4.00%, 01/15/29 (Call 11/15/28)(a)	3,228	2,833,224
CK Hutchison International 19 II Ltd., 2.75%, 09/06/29 (Call 06/06/29)(a)(b)	4,197	3,676,829
CK Hutchison International 19 Ltd., 3.63%, 04/11/29 (Call 01/11/29)(a)(b)	3,448	3,185,769
JAB Holdings BV, 2.20%, 11/23/30 (Call 08/23/30)(a)(b)	953	741,329
		13,385,370
Home Builders — 0.1%
MDC Holdings Inc.
2.50%, 01/15/31 (Call 07/15/30)	2,239	1,728,379
3.85%, 01/15/30 (Call 07/15/29)(a)	1,767	1,529,416
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	5,374	4,632,618
PulteGroup Inc.
6.38%, 05/15/33	2,970	3,070,742

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Builders (continued)
7.88%, 06/15/32	$2,515	$2,842,616
Toll Brothers Finance Corp., 3.80%, 11/01/29 (Call 08/01/29)(a)	2,190	1,972,705
		15,776,476
Home Furnishings — 0.1%
Leggett & Platt Inc., 4.40%, 03/15/29 (Call 12/15/28)(a)	2,829	2,644,447
Panasonic Holdings Corp., 3.11%, 07/19/29 (Call 04/19/29)(a)(b)	2,270	2,032,169
Whirlpool Corp.
2.40%, 05/15/31 (Call 02/15/31)(a)	1,805	1,443,998
4.70%, 05/14/32 (Call 02/14/32)	1,790	1,656,584
4.75%, 02/26/29 (Call 11/26/28)(a)	3,879	3,769,671
5.50%, 03/01/33 (Call 12/01/32)(a)	1,815	1,752,370
		13,299,239
Household Products & Wares — 0.3%
Avery Dennison Corp.
2.25%, 02/15/32 (Call 11/15/31)	2,549	2,003,145
2.65%, 04/30/30 (Call 01/30/30)	3,100	2,617,328
4.88%, 12/06/28 (Call 09/06/28)(a)	2,832	2,793,819
5.75%, 03/15/33 (Call 12/15/32)	2,390	2,418,541
Church & Dwight Co. Inc.
2.30%, 12/15/31 (Call 09/15/31)(a)	2,113	1,730,663
5.60%, 11/15/32 (Call 08/15/32)	3,036	3,145,660
Clorox Co. (The)
1.80%, 05/15/30 (Call 02/15/30)(a)	3,112	2,522,212
4.40%, 05/01/29 (Call 03/01/29)	2,525	2,441,818
4.60%, 05/01/32 (Call 02/01/32)(a)	3,457	3,336,098
Kimberly-Clark Corp.
2.00%, 11/02/31 (Call 08/02/31)(a)	3,447	2,800,669
3.10%, 03/26/30 (Call 12/26/29)	4,257	3,833,391
3.20%, 04/25/29 (Call 01/25/29)	3,847	3,550,515
4.50%, 02/16/33 (Call 11/16/32)(a)	2,200	2,128,004
Kimberly-Clark de Mexico SAB de CV, 2.43%, 07/01/31 (Call 04/01/31)(a)(b)	1,530	1,284,420
SC Johnson & Son Inc., 5.75%, 02/15/33(a)(b)	55	55,804
		36,662,087
Insurance — 4.4%
Accident Fund Insurance Co. of America, 8.50%, 08/01/32 (Call 05/01/32)(b)	35	34,543
Aflac Inc., 3.60%, 04/01/30 (Call 01/01/30)	5,896	5,420,827
AIA Group Ltd.
3.38%, 04/07/30 (Call 01/07/30)(b)	5,997	5,367,363
3.60%, 04/09/29 (Call 01/09/29)(a)(b)	5,469	5,057,841
4.95%, 04/04/33 (Call 01/04/33)(a)(b)	3,985	3,870,524
AIG SunAmerica Global Financing X, 6.90%, 03/15/32(b)	5,145	5,484,374
Alleghany Corp., 3.63%, 05/15/30 (Call 02/15/30)(a)	3,222	2,940,951
Allianz SE, 6.35%, 09/06/53 (Call 03/06/33), (5-year CMT + 3.232%)(b)(c)	25	25,030
Allstate Corp. (The)
1.45%, 12/15/30 (Call 09/15/30)(a)	3,418	2,632,996
5.25%, 03/30/33 (Call 12/30/32)(a)	5,944	5,859,102
5.35%, 06/01/33(a)	90	89,463
American Financial Group Inc./OH, 5.25%, 04/02/30 (Call 01/02/30)(a)	1,393	1,350,172
American International Group Inc.
3.40%, 06/30/30 (Call 03/30/30)(a)	2,332	2,072,795
5.13%, 03/27/33 (Call 12/27/32)	4,531	4,404,906
Security	Par (000)	Value

Insurance (continued)
American National Group Inc., 6.14%, 06/13/32 (Call 03/13/32)(a)(b)	$115	$106,365
Americo Life Inc., 3.45%, 04/15/31 (Call 01/15/31)(a)(b)	2,419	1,828,120
AmFam Holdings Inc., 2.81%, 03/11/31 (Call 12/11/30)(b)	3,165	2,349,357
Aon Corp.
2.80%, 05/15/30 (Call 02/15/30)	6,042	5,206,086
3.75%, 05/02/29 (Call 02/02/29)	4,072	3,793,428
4.50%, 12/15/28 (Call 09/15/28)(a)	1,930	1,859,964
Aon Global Ltd.
2.05%, 08/23/31 (Call 05/23/31)	2,513	1,976,009
2.60%, 12/02/31 (Call 09/02/31)	2,875	2,348,673
5.00%, 09/12/32 (Call 06/12/32)	3,034	2,933,187
5.35%, 02/28/33 (Call 11/28/32)	4,320	4,296,389
Arthur J Gallagher & Co.
2.40%, 11/09/31 (Call 08/09/31)	2,499	1,989,914
5.50%, 03/02/33 (Call 12/02/32)(a)	1,504	1,478,398
6.50%, 02/15/34 (Call 11/15/33)(a)	800	844,879
Ascot Group Ltd., 4.25%, 12/15/30 (Call 12/15/25)(a)(b)	270	207,438
Assurant Inc.
2.65%, 01/15/32 (Call 10/15/31)(a)	2,160	1,669,683
3.70%, 02/22/30 (Call 11/22/29)(a)	2,592	2,251,921
Assured Guaranty U.S. Holdings Inc., 3.15%, 06/15/31 (Call 03/15/31)(a)	3,162	2,663,843
Athene Global Funding
2.55%, 11/19/30(b)	3,658	2,911,640
2.65%, 10/04/31(a)(b)	2,670	2,096,601
2.67%, 06/07/31(b)	3,219	2,530,198
2.72%, 01/07/29(a)(b)	2,530	2,139,456
Athene Holding Ltd.
3.50%, 01/15/31 (Call 10/15/30)	2,859	2,424,964
6.15%, 04/03/30 (Call 01/03/30)	2,966	3,012,290
6.65%, 02/01/33 (Call 11/01/32)(a)	2,605	2,700,168
AXA SA, 8.60%, 12/15/30(a)	4,830	5,666,909
AXIS Specialty Finance LLC
3.90%, 07/15/29 (Call 04/15/29)(a)	2,146	1,965,822
4.90%, 01/15/40 (Call 01/15/30), (5-year CMT + 3.186%)(c)	2,079	1,706,219
Belrose Funding Trust, 2.33%, 08/15/30 (Call 05/15/30)(b)	2,644	2,003,121
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)(a)	4,345	3,525,805
1.85%, 03/12/30 (Call 12/12/29)(a)	2,986	2,523,425
2.88%, 03/15/32 (Call 12/15/31)(a)	5,805	5,025,397
Brighthouse Financial Inc., 5.63%, 05/15/30 (Call 02/15/30)(a)	3,408	3,352,853
Brown & Brown Inc.
2.38%, 03/15/31 (Call 12/15/30)(a)	4,208	3,351,418
4.20%, 03/17/32 (Call 12/17/31)	3,610	3,197,684
4.50%, 03/15/29 (Call 12/15/28)	2,267	2,130,019
Chubb INA Holdings Inc., 1.38%, 09/15/30 (Call 06/15/30)(a)	6,008	4,741,566
CNA Financial Corp.
2.05%, 08/15/30 (Call 05/15/30)(a)	3,210	2,578,694
3.90%, 05/01/29 (Call 02/01/29)	3,088	2,872,083
5.50%, 06/15/33 (Call 03/15/33)(a)	660	650,414
CNO Financial Group Inc., 5.25%, 05/30/29 (Call 02/28/29)(a)	3,065	2,936,834
CNO Global Funding, 2.65%, 01/06/29(b)	2,970	2,516,107

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Corebridge Financial Inc.
3.85%, 04/05/29 (Call 02/05/29)	$5,803	$5,313,142
3.90%, 04/05/32 (Call 01/05/32)	7,340	6,425,612
6.05%, 09/15/33 (Call 06/15/33)(b)	3,140	3,181,359
Doctors Co. An Interinsurance Exchange (The), 4.50%, 01/18/32 (Call 10/18/31)(b)	1,090	826,800
Empower Finance 2020 LP, 1.78%, 03/17/31 (Call 12/17/30)(a)(b)	2,669	2,076,503
Enstar Group Ltd.
3.10%, 09/01/31 (Call 03/01/31)	3,073	2,427,783
4.95%, 06/01/29 (Call 03/01/29)(a)	3,299	3,126,173
Equitable Financial Life Global Funding, 1.75%, 11/15/30(a)(b)	1,537	1,186,093
Equitable Holdings Inc., 5.59%, 01/11/33 (Call 10/11/32)	3,125	3,070,037
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31 (Call 12/03/30)(a)	3,320	2,808,580
4.63%, 04/29/30 (Call 01/29/30)	4,336	4,034,903
5.63%, 08/16/32 (Call 05/16/32)	4,481	4,349,585
Farmers Exchange Capital II, 6.15%, 11/01/53 (Call 11/01/33), (3-mo. LIBOR US + 3.744%)(b)(c)	40	37,060
Fidelity National Financial Inc.
2.45%, 03/15/31 (Call 12/15/30)	3,893	3,092,651
3.40%, 06/15/30 (Call 03/15/30)	3,981	3,441,084
First American Financial Corp.
2.40%, 08/15/31 (Call 05/15/31)(a)	3,940	2,986,124
4.00%, 05/15/30 (Call 02/15/30)	2,672	2,317,937
Five Corners Funding Trust II, 2.85%, 05/15/30 (Call 02/15/30)(b)	8,593	7,345,722
Five Corners Funding Trust III, 5.79%, 02/15/33 (Call 11/15/32)(b)	4,560	4,637,388
GA Global Funding Trust, 2.90%, 01/06/32(a)(b)	3,120	2,451,149
Global Atlantic Fin Co.
3.13%, 06/15/31 (Call 03/15/31)(b)	3,898	3,103,388
4.40%, 10/15/29 (Call 07/15/29)(b)	3,113	2,771,028
7.95%, 06/15/33 (Call 03/15/33)(a)(b)	3,592	3,872,788
Globe Life Inc.
2.15%, 08/15/30 (Call 05/15/30)	2,291	1,836,096
4.80%, 06/15/32 (Call 03/15/32)(a)	2,365	2,209,909
Hanover Insurance Group Inc. (The), 2.50%, 09/01/30 (Call 06/01/30)(a)	2,291	1,790,481
Hartford Financial Services Group Inc. (The), 2.80%, 08/19/29 (Call 05/19/29)(a)	3,797	3,343,633
Intact Financial Corp., 5.46%, 09/22/32 (Call 06/22/32)(b)	2,945	2,859,442
Jackson Financial Inc.
3.13%, 11/23/31 (Call 08/23/31)(a)	2,840	2,260,568
5.67%, 06/08/32 (Call 03/08/32)(a)	1,990	1,930,992
Jackson National Life Global Funding, 3.05%, 06/21/29(b)	2,011	1,700,309
Kemper Corp.
2.40%, 09/30/30 (Call 06/30/30)	2,778	2,067,860
3.80%, 02/23/32 (Call 11/23/31)	2,630	2,073,164
Liberty Mutual Group Inc., 4.57%, 02/01/29(b)	5,847	5,603,931
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)(a)	2,944	2,469,218
3.40%, 01/15/31 (Call 10/15/30)(a)	2,903	2,422,472
3.40%, 03/01/32 (Call 12/01/31)(a)	870	702,928
Loews Corp., 3.20%, 05/15/30 (Call 02/15/30)	3,157	2,796,363
Security	Par (000)	Value

Insurance (continued)
Manulife Financial Corp., 3.70%, 03/16/32 (Call 12/16/31)(a)	$4,715	$4,245,746
Markel Group Inc., 3.35%, 09/17/29 (Call 06/17/29)(a)	2,326	2,083,946
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	4,388	3,651,718
2.38%, 12/15/31 (Call 09/15/31)(a)	3,074	2,504,908
4.38%, 03/15/29 (Call 12/15/28)	8,547	8,317,860
5.75%, 11/01/32 (Call 08/01/32)(a)	3,300	3,434,018
5.88%, 08/01/33(a)	430	448,807
Marsh & McLennan Cos. Inc., 5.40%, 09/15/33 (Call 06/15/33)(a)	3,185	3,245,654
MassMutual Global Funding II
1.55%, 10/09/30(a)(b)	3,281	2,563,947
2.15%, 03/09/31(a)(b)	3,095	2,466,408
MetLife Inc.
4.55%, 03/23/30 (Call 12/23/29)(a)	5,644	5,514,165
5.38%, 07/15/33 (Call 04/15/33)	5,550	5,527,404
6.50%, 12/15/32(a)	1,999	2,174,807
Metropolitan Life Global Funding I
1.55%, 01/07/31(b)	4,593	3,521,535
2.40%, 01/11/32(b)	4,315	3,432,483
2.95%, 04/09/30(b)	5,598	4,825,166
3.05%, 06/17/29(a)(b)	3,030	2,675,733
3.30%, 03/21/29(a)(b)	2,865	2,596,295
4.30%, 08/25/29(b)	3,235	3,061,143
5.15%, 03/28/33(b)	6,910	6,746,303
Mitsui Sumitomo Insurance Co. Ltd., 4.95%, (Call 03/06/29), (5-year USD Swap + 3.256%)(a)(b)(c)(d)	4,200	3,982,729
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, 5.88%, 05/23/42 (Call 11/23/31), (5-year CMT + 3.982%)(b)(c)	8,320	8,137,459
Nationwide Mutual Insurance Co.
7.88%, 04/01/33(b)	160	174,298
8.25%, 12/01/31(a)(b)	1,735	1,920,225
New York Life Global Funding
1.20%, 08/07/30(a)(b)	3,457	2,675,906
1.85%, 08/01/31(a)(b)	3,130	2,430,803
4.55%, 01/28/33(b)	5,270	5,016,635
New York Life Insurance Co., 5.88%, 05/15/33(b)	6,040	6,185,145
Nippon Life Insurance Co.
2.75%, 01/21/51 (Call 01/21/31), (5-year CMT + 2.653%)(b)(c)	8,373	6,718,352
2.90%, 09/16/51 (Call 09/16/31), (5-year CMT + 2.600%)(a)(b)(c)	5,230	4,149,518
3.40%, 01/23/50 (Call 01/23/30), (5-year CMT + 2.612%)(a)(b)(c)	5,698	4,846,587
6.25%, 09/13/53 (Call 09/13/33), (5-year CMT + 2.954%)(a)(b)(c)	2,740	2,773,141
Pacific Life Global Funding II, 2.45%, 01/11/32(b)	2,270	1,785,453
Pacific LifeCorp., 6.60%, 09/15/33(b)	180	190,981
PartnerRe Finance B LLC
3.70%, 07/02/29 (Call 04/02/29)(a)	3,295	3,025,585
4.50%, 10/01/50 (Call 04/01/30), (5-year CMT + 3.815%)(c)	2,610	2,174,865
Pine Street Trust I, 4.57%, 02/15/29 (Call 11/15/28)(a)(b)	3,578	3,317,303
Primerica Inc., 2.80%, 11/19/31 (Call 08/19/31)	3,705	2,988,302

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Principal Financial Group Inc.
2.13%, 06/15/30 (Call 03/12/30)(a)	$3,496	$2,853,127
3.70%, 05/15/29 (Call 02/15/29)	3,412	3,136,109
5.38%, 03/15/33 (Call 12/15/32)(a)	2,570	2,524,502
Principal Life Global Funding II
1.50%, 08/27/30(a)(b)	2,400	1,849,519
1.63%, 11/19/30(b)	1,520	1,168,499
2.50%, 09/16/29(a)(b)	2,515	2,127,121
Progressive Corp. (The)
3.00%, 03/15/32 (Call 12/15/31)(a)	3,055	2,621,166
3.20%, 03/26/30 (Call 12/26/29)	3,250	2,890,844
4.00%, 03/01/29 (Call 12/01/28)(a)	2,985	2,866,127
4.95%, 06/15/33 (Call 03/15/33)(a)	4,180	4,109,794
6.25%, 12/01/32	1,240	1,320,038
6.63%, 03/01/29(a)	1,405	1,506,850
Protective Life Corp., 3.40%, 01/15/30 (Call 10/15/29)(b)	2,904	2,489,364
Protective Life Global Funding, 1.74%, 09/21/30(b)	3,107	2,413,247
Prudential Financial Inc.
2.10%, 03/10/30 (Call 12/10/29)(a)	2,875	2,414,380
3.70%, 10/01/50 (Call 07/01/30),
(5-year CMT + 3.035%)(a)(c)	4,434	3,655,329
5.13%, 03/01/52 (Call 11/28/31),
(5-year CMT + 3.162%)(a)(c)	5,515	4,899,298
5.75%, 07/15/33(a)	1,470	1,535,892
6.00%, 09/01/52 (Call 06/01/32),
(5-year CMT + 3.234%)(c)	6,583	6,221,194
6.75%, 03/01/53 (Call 12/01/32),
(5-year CMT + 2.848%)(c)	2,920	2,903,202
Prudential Funding Asia PLC
3.13%, 04/14/30	5,841	5,071,889
3.63%, 03/24/32 (Call 12/24/31)	2,449	2,117,631
Reinsurance Group of America Inc.
3.15%, 06/15/30 (Call 03/15/30)(a)	3,639	3,116,605
3.90%, 05/15/29 (Call 02/15/29)(a)	3,670	3,361,418
6.00%, 09/15/33 (Call 06/15/33)(a)	2,765	2,794,021
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (Call 01/15/29)(a)	2,658	2,405,691
5.75%, 06/05/33 (Call 03/05/33)	4,563	4,465,713
RGA Global Funding, 2.70%, 01/18/29(a)(b)	2,190	1,891,035
Sammons Financial Group Inc.
3.35%, 04/16/31 (Call 01/16/31)(b)	4,892	3,778,484
4.75%, 04/08/32 (Call 01/08/32)(a)(b)	2,105	1,759,446
SBL Holdings Inc., 5.00%, 02/18/31 (Call 11/18/30)(a)(b)	3,310	2,640,355
Stewart Information Services Corp., 3.60%, 11/15/31 (Call 08/15/31)	2,655	1,977,307
Sumitomo Life Insurance Co., 3.38%, 04/15/81 (Call 04/15/31), (5-year CMT + 2.747%)(b)(c)	4,575	3,806,308
Swiss Re Finance Luxembourg SA, 5.00%,
04/02/49 (Call 04/02/29),
(5-year CMT + 3.582%)(a)(b)(c)	5,530	5,177,657
Travelers Property Casualty Corp., 6.38%, 03/15/33(a)	1,308	1,428,104
Trustage Financial Group Inc., 4.63%, 04/15/32 (Call 01/15/32)(b)	1,235	1,049,392
Unum Group, 4.00%, 06/15/29 (Call 03/15/29)	1,871	1,721,371
Security	Par (000)	Value

Insurance (continued)
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	$4,601	$4,023,901
5.35%, 05/15/33 (Call 02/15/33)	3,610	3,524,733
		509,072,479
Internet — 1.9%
Alibaba Group Holding Ltd., 2.13%, 02/09/31 (Call 11/09/30)(a)	8,210	6,585,708
Alphabet Inc., 1.10%, 08/15/30 (Call 05/15/30)(a)	12,818	10,306,934
Amazon.com Inc.
1.50%, 06/03/30 (Call 03/03/30)	10,801	8,864,931
2.10%, 05/12/31 (Call 02/12/31)	16,572	13,818,486
3.45%, 04/13/29 (Call 02/13/29)	8,085	7,646,126
3.60%, 04/13/32 (Call 01/13/32)(a)	13,741	12,637,027
4.65%, 12/01/29 (Call 10/01/29)	8,410	8,430,076
4.70%, 12/01/32 (Call 09/01/32)(a)	12,445	12,400,879
Baidu Inc.
2.38%, 10/09/30 (Call 07/09/30)(a)	1,250	1,025,460
2.38%, 08/23/31 (Call 05/23/31)	2,560	2,049,453
3.43%, 04/07/30 (Call 01/07/30)(a)	2,295	2,035,418
Booking Holdings Inc., 4.63%, 04/13/30 (Call 01/13/30)	8,445	8,245,370
eBay Inc.
2.60%, 05/10/31 (Call 02/10/31)(a)	4,362	3,641,615
2.70%, 03/11/30 (Call 12/11/29)(a)	5,568	4,780,415
6.30%, 11/22/32 (Call 08/22/32)(a)	2,205	2,331,508
Expedia Group Inc.
2.95%, 03/15/31 (Call 12/15/30)(a)	2,891	2,442,236
3.25%, 02/15/30 (Call 11/15/29)	7,162	6,328,092
JD.com Inc., 3.38%, 01/14/30 (Call 10/14/29)(a)	3,427	3,021,251
Meituan, 3.05%, 10/28/30 (Call 01/28/30)(b)	5,675	4,632,077
Meta Platforms Inc.
3.85%, 08/15/32 (Call 05/15/32)	16,090	14,773,297
4.80%, 05/15/30 (Call 03/15/30)(a)	5,750	5,755,457
4.95%, 05/15/33 (Call 02/15/33)	9,435	9,383,401
Netflix Inc.
4.88%, 06/15/30 (Call 03/15/30)(a)(b)	5,696	5,596,796
5.38%, 11/15/29(b)	5,440	5,475,584
6.38%, 05/15/29(a)	4,772	5,081,803
Prosus NV
3.06%, 07/13/31 (Call 04/13/31)(b)	9,085	7,108,371
3.68%, 01/21/30 (Call 10/21/29)(a)(b)	5,842	4,936,846
4.19%, 01/19/32 (Call 10/19/31)(b)	4,985	4,195,888
Tencent Holdings Ltd.
2.39%, 06/03/30 (Call 03/03/30)(a)(b)	10,375	8,568,267
2.88%, 04/22/31 (Call 01/22/31)(a)(b)	3,185	2,666,309
3.98%, 04/11/29 (Call 01/11/29)(a)(b)	13,143	12,240,050
Tencent Music Entertainment Group, 2.00%, 09/03/30 (Call 06/03/30)	3,345	2,626,627
VeriSign Inc., 2.70%, 06/15/31 (Call 03/15/31)	4,590	3,764,592
Weibo Corp., 3.38%, 07/08/30 (Call 04/08/30)(a)	5,463	4,547,729
		217,944,079
Iron & Steel — 0.4%
ArcelorMittal SA
4.25%, 07/16/29(a)	3,345	3,148,045
6.80%, 11/29/32 (Call 08/29/32)	5,845	6,017,825
GUSAP III LP, 4.25%, 01/21/30 (Call 07/21/29)(a)(b)	2,730	2,519,803

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iron & Steel (continued)
Nucor Corp.
2.70%, 06/01/30 (Call 03/01/30)(a)	$3,088	$2,705,048
3.13%, 04/01/32 (Call 01/01/32)	3,387	2,901,214
Reliance Steel & Aluminum Co., 2.15%, 08/15/30 (Call 05/15/30)	3,042	2,460,076
Steel Dynamics Inc.
3.25%, 01/15/31 (Call 10/15/30)	3,166	2,746,181
3.45%, 04/15/30 (Call 01/15/30)	3,645	3,235,594
Vale Overseas Ltd.
3.75%, 07/08/30 (Call 04/08/30)(a)	8,182	7,199,474
6.13%, 06/12/33 (Call 03/12/33)	8,290	8,212,338
		41,145,598
Leisure Time — 0.0%
Brunswick Corp.
2.40%, 08/18/31 (Call 05/18/31)	3,235	2,452,174
4.40%, 09/15/32 (Call 06/15/32)(a)	2,605	2,241,926
		4,694,100
Lodging — 0.3%
Choice Hotels International Inc.
3.70%, 12/01/29 (Call 09/01/29)(a)	2,437	2,086,840
3.70%, 01/15/31 (Call 10/15/30)	2,662	2,206,188
Hyatt Hotels Corp., 5.75%, 04/23/30 (Call 01/23/30)(a)	2,712	2,731,068
Marriott International Inc./MD
4.90%, 04/15/29 (Call 03/15/29)	3,785	3,704,051
Series AA, 4.65%, 12/01/28 (Call 09/01/28)	1,243	1,207,421
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	5,762	5,488,119
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	5,915	5,027,400
Series HH, 2.85%, 04/15/31 (Call 01/15/31)	6,303	5,258,445
Series II, 2.75%, 10/15/33 (Call 07/15/33)(a)	3,251	2,555,485
Sands China Ltd.
3.10%, 03/08/29 (Call 01/08/29)	2,500	2,095,745
3.50%, 08/08/31 (Call 05/08/31)(a)	3,585	2,859,629
4.88%, 06/18/30 (Call 03/18/30)	3,179	2,801,041
		38,021,432
Machinery — 0.7%
Caterpillar Inc.
1.90%, 03/12/31 (Call 12/12/30)(a)	2,893	2,397,232
2.60%, 09/19/29 (Call 06/19/29)(a)	2,715	2,424,803
2.60%, 04/09/30 (Call 01/09/30)	4,571	4,016,904
Deere & Co.
3.10%, 04/15/30 (Call 01/15/30)(a)	4,434	3,982,965
5.38%, 10/16/29(a)	3,143	3,240,095
7.13%, 03/03/31(a)	305	344,589
8.10%, 05/15/30(a)	770	897,592
Dover Corp., 2.95%, 11/04/29 (Call 08/04/29)(a)	1,600	1,409,835
Flowserve Corp.
2.80%, 01/15/32 (Call 10/15/31)	2,829	2,222,843
3.50%, 10/01/30 (Call 07/01/30)	2,969	2,522,544
IDEX Corp.
2.63%, 06/15/31 (Call 03/15/31)(a)	2,918	2,393,540
3.00%, 05/01/30 (Call 02/01/30)	3,101	2,675,582
John Deere Capital Corp.
1.45%, 01/15/31	4,218	3,334,687
2.00%, 06/17/31	3,945	3,199,430
2.45%, 01/09/30	3,679	3,190,522
2.80%, 07/18/29	3,183	2,848,951
3.35%, 04/18/29(a)	3,216	3,007,470
3.45%, 03/07/29(a)	3,212	2,997,865
3.90%, 06/07/32	2,861	2,638,959
Security	Per (000)	Value

Machinery (continued)
4.35%, 09/15/32(a)	$3,070	$2,930,150
4.70%, 06/10/30	4,370	4,318,640
4.85%, 10/11/29(a)	2,237	2,247,199
nVent Finance Sarl
2.75%, 11/15/31 (Call 08/15/31)(a)	1,750	1,363,683
5.65%, 05/15/33 (Call 02/15/33)	1,616	1,554,651
Oshkosh Corp., 3.10%, 03/01/30 (Call 12/01/29)(a)	1,560	1,375,747
Otis Worldwide Corp., 2.57%, 02/15/30 (Call 11/15/29)	8,498	7,273,295
Rockwell Automation Inc.
1.75%, 08/15/31 (Call 05/15/31)(a)	2,596	2,063,515
3.50%, 03/01/29 (Call 12/01/28)(a)	2,436	2,276,711
Xylem Inc./NY, 2.25%, 01/30/31 (Call 10/30/30)(a)	4,378	3,573,365
		78,723,364
Machinery - Diversified — 0.1%
Ingersoll Rand Inc., 5.70%, 08/14/33 (Call 05/14/33)	3,915	3,962,573
John Deere Capital Corp., 5.15%, 09/08/33	2,000	2,018,665
Nordson Corp., 5.80%, 09/15/33 (Call 06/15/33)	1,655	1,684,807
		7,666,045
Manufacturing — 0.6%
3M Co.
2.38%, 08/26/29 (Call 05/26/29)(a)	5,647	4,828,532
3.05%, 04/15/30 (Call 01/15/30)(a)	3,641	3,198,186
3.38%, 03/01/29 (Call 12/01/28)(a)	4,195	3,833,809
Carlisle Companies Inc.
2.20%, 03/01/32 (Call 12/01/31)(a)	3,115	2,403,119
2.75%, 03/01/30 (Call 12/01/29)(a)	4,417	3,732,863
Eaton Corp.
4.00%, 11/02/32	3,135	2,901,826
4.15%, 03/15/33 (Call 12/15/32)(a)	7,020	6,552,405
GE Capital Funding LLC, 4.55%, 05/15/32 (Call 02/15/32)	4,590	4,316,511
General Electric Co., 6.75%, 03/15/32	5,130	5,686,357
Parker-Hannifin Corp.
3.25%, 06/14/29 (Call 03/14/29)	5,729	5,231,981
4.50%, 09/15/29 (Call 07/15/29)(a)	5,630	5,467,702
Pentair Finance Sarl
4.50%, 07/01/29 (Call 04/01/29)(a)	2,463	2,310,645
5.90%, 07/15/32 (Call 04/15/32)	2,155	2,146,697
Siemens Financieringsmaatschappij NV, 2.15%, 03/11/31(b)	9,682	7,963,831
Teledyne Technologies Inc., 2.75%, 04/01/31 (Call 01/01/31)	5,610	4,683,529
Textron Inc.
2.45%, 03/15/31 (Call 12/15/30)(a)	2,893	2,371,456
3.00%, 06/01/30 (Call 03/01/30)	3,843	3,321,978
3.90%, 09/17/29 (Call 06/17/29)	1,836	1,698,117
6.10%, 11/15/33 (Call 08/15/33)	1,235	1,269,803
		73,919,347
Media — 1.7%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29 (Call 11/15/28)	6,466	5,448,661
2.30%, 02/01/32 (Call 11/01/31)	5,589	4,274,387
2.80%, 04/01/31 (Call 01/01/31)(a)	8,681	7,060,103

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
4.40%, 04/01/33 (Call 01/01/33)(a)	$6,277	$5,569,397
5.05%, 03/30/29 (Call 12/30/28)	6,582	6,344,283
6.65%, 02/01/34 (Call 11/01/33)	8,025	8,220,383
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)(a)	9,430	7,427,594
1.95%, 01/15/31 (Call 10/15/30)(a)	8,023	6,529,049
2.65%, 02/01/30 (Call 11/01/29)(a)	8,666	7,578,424
3.40%, 04/01/30 (Call 01/01/30)	8,623	7,857,975
4.25%, 10/15/30 (Call 07/15/30)	8,133	7,751,626
4.25%, 01/15/33	7,901	7,360,063
4.55%, 01/15/29 (Call 12/15/28)	5,255	5,160,519
4.65%, 02/15/33 (Call 11/15/32)(a)	5,685	5,496,178
4.80%, 05/15/33 (Call 02/15/33)	5,180	5,047,181
5.50%, 11/15/32 (Call 08/15/32)	5,320	5,452,084
7.05%, 03/15/33	5,718	6,444,532
Cox Communications Inc.
1.80%, 10/01/30 (Call 07/01/30)(a)(b)	3,412	2,673,044
2.60%, 06/15/31 (Call 03/15/31)(a)(b)	3,537	2,863,054
5.70%, 06/15/33 (Call 03/15/33)(a)(b)	1,166	1,160,273
Discovery Communications LLC
3.63%, 05/15/30 (Call 02/15/30)	5,601	4,949,418
4.13%, 05/15/29 (Call 02/15/29)	4,224	3,896,765
FactSet Research Systems Inc., 3.45%, 03/01/32 (Call 12/01/31)(a)	2,985	2,541,961
Fox Corp.
3.50%, 04/08/30 (Call 01/08/30)	3,730	3,314,533
4.71%, 01/25/29 (Call 10/25/28)	10,563	10,294,886
6.50%, 10/13/33 (Call 07/13/33)	4,807	5,000,942
Grupo Televisa SAB, 8.50%, 03/11/32(a)	1,350	1,534,646
Paramount Global
4.20%, 06/01/29 (Call 03/01/29)(a)	1,565	1,412,854
4.20%, 05/19/32 (Call 02/19/32)(a)	5,800	4,903,862
4.95%, 01/15/31 (Call 11/15/30)(a)	6,033	5,463,541
5.50%, 05/15/33	360	327,379
7.88%, 07/30/30	5,930	6,267,274
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	3,720	4,171,844
TWDC Enterprises 18 Corp., Series B, 7.00%, 03/01/32(a)	2,199	2,477,828
Walt Disney Co. (The)
2.00%, 09/01/29 (Call 06/01/29)(a)	10,654	9,199,128
2.65%, 01/13/31(a)	13,204	11,349,688
3.80%, 03/22/30(a)	6,787	6,381,637
6.55%, 03/15/33(a)	1,550	1,703,696
		200,910,692
Metal Fabricate & Hardware — 0.0%
Timken Co. (The)
4.13%, 04/01/32 (Call 01/01/32)(a)	1,905	1,669,784
4.50%, 12/15/28 (Call 09/15/28)	2,305	2,187,463
		3,857,247
Mining — 1.4%
Alcoa Nederland Holding BV, 4.13%, 03/31/29 (Call 03/31/24)(a)(b)	2,975	2,653,418
Anglo American Capital PLC
2.63%, 09/10/30 (Call 06/10/30)(a)(b)	5,524	4,562,532
2.88%, 03/17/31 (Call 12/17/30)(b)	3,049	2,508,387
3.88%, 03/16/29 (Call 01/16/29)(b)	2,629	2,407,457
5.50%, 05/02/33 (Call 02/02/33)(a)(b)	5,000	4,852,574
5.63%, 04/01/30 (Call 01/01/30)(a)(b)	4,367	4,303,173
Security	Par (000)	Value

Mining (continued)
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (Call 09/01/28)	$2,385	$2,079,381
3.75%, 10/01/30 (Call 07/01/30)	4,285	3,608,446
Antofagasta PLC
2.38%, 10/14/30 (Call 07/14/30)(a)(b)	2,335	1,844,650
5.63%, 05/13/32 (Call 02/13/32)(b)	520	499,062
BHP Billiton Finance USA Ltd.
4.90%, 02/28/33 (Call 11/28/32)(a)	4,365	4,297,788
5.25%, 09/08/30 (Call 07/08/30)	6,255	6,314,454
5.25%, 09/08/33 (Call 06/08/33)	6,670	6,673,640
Corp. Nacional del Cobre de Chile
3.00%, 09/30/29 (Call 06/30/29)(b)	6,150	5,310,669
3.15%, 01/14/30 (Call 10/14/29)(b)	5,138	4,433,038
3.75%, 01/15/31 (Call 10/15/30)(b)	4,965	4,336,562
5.13%, 02/02/33 (Call 11/02/32)(a)(b)	5,730	5,334,884
Freeport Indonesia PT, 5.32%, 04/14/32 (Call 01/14/32)(a)(b)	7,875	7,436,808
Freeport-McMoRan Inc.
4.25%, 03/01/30 (Call 03/01/25)	2,753	2,511,663
4.63%, 08/01/30 (Call 08/01/25)(a)	3,285	3,051,979
5.25%, 09/01/29 (Call 09/01/24)(a)	3,026	2,994,207
Glencore Funding LLC
2.50%, 09/01/30 (Call 06/01/30)(a)(b)	5,515	4,514,361
2.63%, 09/23/31 (Call 06/23/31)(b)	3,860	3,106,148
2.85%, 04/27/31 (Call 01/27/31)(a)(b)	3,287	2,695,309
4.88%, 03/12/29 (Call 12/12/28)(a)(b)	3,980	3,858,936
5.70%, 05/08/33 (Call 02/08/33)(a)(b)	3,005	2,994,863
6.38%, 10/06/30 (Call 08/06/30)(b)	2,790	2,884,669
6.50%, 10/06/33 (Call 07/06/33)(a)(b)	5,860	6,131,507
Gold Fields Orogen Holdings BVI Ltd., 6.13%, 05/15/29 (Call 02/15/29)(a)(b)	1,065	1,065,096
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT, 5.45%, 05/15/30 (Call 02/15/30)(b)	5,686	5,550,958
Industrias Penoles SAB de CV, 4.15%, 09/12/29 (Call 03/30/29)(a)(b)	3,465	3,157,289
Kinross Gold Corp., 6.25%, 07/15/33 (Call 04/15/33)(a)(b)	5,073	5,132,251
Newcastle Coal Infrastructure Group Pty. Ltd.,
4.70%, 05/12/31 (Call 02/12/31)(a)(b)	2,716	2,303,112
Newcrest Finance Pty. Ltd., 3.25%, 05/13/30 (Call 02/13/30)(b)	3,865	3,394,630
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)	5,572	4,617,177
2.60%, 07/15/32 (Call 04/15/32)	5,788	4,724,761
2.80%, 10/01/29 (Call 07/01/29)	4,057	3,563,410
Northern Star Resources Ltd., 6.13%, 04/11/33 (Call 01/11/33)(a)(b)	3,650	3,497,029
Rio Tinto Alcan Inc., 7.25%, 03/15/31	3,702	4,112,950
Rio Tinto Finance USA PLC, 5.00%, 03/09/33 (Call 12/09/32)(a)	3,190	3,176,053
South32 Treasury Ltd., 4.35%, 04/14/32 (Call 01/14/32)(a)(b)	4,194	3,621,501
Vale Canada Ltd., 7.20%, 09/15/32(a)	464	483,046
Yamana Gold Inc., 2.63%, 08/15/31 (Call 05/15/31)	3,175	2,566,760
		159,166,588
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29 (Call 08/15/24)	4,053	3,562,992
3.28%, 12/01/28 (Call 10/01/28)	2,513	2,220,185

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Office & Business Equipment (continued)
3.57%, 12/01/31 (Call 09/01/31)	$5,046	$4,345,212
		10,128,389
Oil & Gas — 4.4%
Aker BP ASA
3.75%, 01/15/30 (Call 10/15/29)(b)	5,670	5,040,432
4.00%, 01/15/31 (Call 10/15/30)(b)	4,430	3,924,369
6.00%, 06/13/33 (Call 03/13/33)(b)	3,160	3,165,476
Apache Corp., 4.25%, 01/15/30 (Call 10/15/29)(a)	1,194	1,084,856
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)(a)	6,332	5,185,951
2.72%, 01/12/32 (Call 10/12/31)(a)	10,705	9,029,809
3.63%, 04/06/30 (Call 01/06/30)(a)	7,724	7,166,186
4.81%, 02/13/33 (Call 11/13/32)(a)	12,580	12,209,987
4.89%, 09/11/33 (Call 06/11/33)(a)	7,178	7,000,699
BP Capital Markets PLC, 4.88%, (Call 03/22/30),
(5-year CMT + 4.398%)(a)(c)(d)	11,356	10,206,375
Burlington Resources LLC
7.20%, 08/15/31(a)	3,913	4,367,894
7.40%, 12/01/31(a)	324	368,182
Canadian Natural Resources Ltd.
2.95%, 07/15/30 (Call 04/15/30)(a)	3,488	2,983,085
6.45%, 06/30/33	200	205,601
7.20%, 01/15/32(a)	2,184	2,341,545
Cenovus Energy Inc., 2.65%, 01/15/32 (Call 10/15/31)	2,795	2,232,013
Chevron Corp., 2.24%, 05/11/30 (Call 02/11/30)	8,316	7,146,790
Chevron USA Inc., 3.25%, 10/15/29 (Call 07/15/29)	2,930	2,708,207
CNOOC Finance 2013 Ltd., 2.88%, 09/30/29 (Call 06/30/29)	3,420	3,076,153
CNOOC Petroleum North America ULC, 7.88%, 03/15/32(a)	3,000	3,502,906
Conoco Funding Co., 7.25%, 10/15/31	3,870	4,347,525
ConocoPhillips Co.
5.05%, 09/15/33 (Call 06/15/33)	4,315	4,262,521
5.90%, 10/15/32(a)	2,050	2,163,023
6.95%, 04/15/29(a)	7,788	8,550,755
Continental Resources Inc./OK
2.88%, 04/01/32 (Call 01/01/32)(b)	4,295	3,364,259
5.75%, 01/15/31 (Call 07/15/30)(a)(b)	8,505	8,254,188
Coterra Energy Inc., 4.38%, 03/15/29 (Call 12/15/28)	2,280	2,153,834
Devon Energy Corp.
4.50%, 01/15/30 (Call 01/15/25)	3,545	3,297,132
7.88%, 09/30/31(a)	2,835	3,157,177
7.95%, 04/15/32(a)	2,991	3,361,229
Diamondback Energy Inc.
3.13%, 03/24/31 (Call 12/24/30)(a)	4,920	4,237,946
3.50%, 12/01/29 (Call 09/01/29)(a)	5,356	4,841,421
6.25%, 03/15/33 (Call 12/15/32)	6,115	6,330,607
Empresa Nacional del Petroleo
3.45%, 09/16/31 (Call 06/16/31)(b)	2,895	2,347,840
5.25%, 11/06/29 (Call 08/06/29)(a)(b)	2,910	2,743,820
6.15%, 05/10/33 (Call 02/10/33)(a)(b)	3,980	3,858,721
Eni SpA, 4.25%, 05/09/29 (Call 02/09/29)(a)(b)	5,350	5,072,097
EOG Resources Inc., 4.38%, 04/15/30 (Call 01/15/30)(a)	4,375	4,231,343
EQT Corp.
3.63%, 05/15/31 (Call 11/15/30)(a)(b)	2,915	2,526,955
Security	Par (000)	Value

Oil & Gas (continued)
5.00%, 01/15/29 (Call 07/15/28)	$1,499	$1,450,642
7.00%, 02/01/30 (Call 11/01/29)(a)	4,268	4,478,412
Equinor ASA
2.38%, 05/22/30 (Call 02/22/30)	3,371	2,910,865
3.13%, 04/06/30 (Call 01/06/30)(a)	8,943	8,140,947
6.50%, 12/01/28(b)	3,150	3,372,126
7.15%, 01/15/29(a)	2,183	2,364,020
Exxon Mobil Corp.
2.44%, 08/16/29 (Call 05/16/29)(a)	6,819	6,023,693
2.61%, 10/15/30 (Call 07/15/30)	10,990	9,571,348
3.48%, 03/19/30 (Call 12/19/29)(a)	11,065	10,239,508
Helmerich & Payne Inc., 2.90%, 09/29/31 (Call 06/29/31)(a)	3,392	2,759,960
Hess Corp.
7.13%, 03/15/33(a)	3,080	3,493,644
7.30%, 08/15/31(a)	4,974	5,616,894
7.88%, 10/01/29	4,758	5,361,104
HF Sinclair Corp., 4.50%, 10/01/30 (Call 07/01/30)	2,106	1,899,559
KazMunayGas National Co. JSC
3.50%, 04/14/33 (Call 10/14/32)(a)(b)	3,030	2,348,250
5.38%, 04/24/30(a)(b)	3,660	3,438,414
Lundin Energy Finance BV, 3.10%, 07/15/31 (Call 05/15/31)(a)(b)	5,589	4,625,713
Marathon Oil Corp., 6.80%, 03/15/32	4,399	4,615,440
Occidental Petroleum Corp.
3.50%, 08/15/29 (Call 05/15/29)(a)	1,060	923,860
6.13%, 01/01/31 (Call 07/01/30)(a)	4,745	4,791,691
6.63%, 09/01/30 (Call 03/01/30)(a)	7,922	8,195,626
7.50%, 05/01/31	5,140	5,595,995
7.88%, 09/15/31(a)	2,850	3,146,518
8.88%, 07/15/30 (Call 01/15/30)	4,378	4,986,761
Ovintiv Inc.
6.25%, 07/15/33 (Call 04/15/33)(a)	2,420	2,412,448
7.20%, 11/01/31	3,115	3,276,145
7.38%, 11/01/31	3,665	3,924,679
8.13%, 09/15/30	2,535	2,799,933
Patterson-UTI Energy Inc.
5.15%, 11/15/29 (Call 08/15/29)	235	217,703
7.15%, 10/01/33 (Call 07/01/33)(a)	560	571,400
Pertamina Persero PT
2.30%, 02/09/31 (Call 11/09/30)(b)	4,800	3,913,264
3.10%, 01/21/30 (Call 10/21/29)(b)	2,720	2,382,916
3.10%, 08/27/30 (Call 05/25/30)(a)(b)	4,920	4,263,137
3.65%, 07/30/29(a)(b)	4,105	3,769,283
Petronas Capital Ltd.
2.48%, 01/28/32 (Call 10/28/31)(a)(b)	7,720	6,343,678
3.50%, 04/21/30 (Call 01/21/30)(a)(b)	12,819	11,692,466
Phillips 66
2.15%, 12/15/30 (Call 09/15/30)(a)	4,819	3,923,317
5.30%, 06/30/33 (Call 03/30/33)	2,800	2,771,109
Phillips 66 Co., 3.15%, 12/15/29 (Call 09/15/29)	3,471	3,069,090
Pioneer Natural Resources Co.
1.90%, 08/15/30 (Call 05/15/30)(a)	6,344	5,203,181
2.15%, 01/15/31 (Call 10/15/30)(a)	5,309	4,368,164
PTTEP Treasury Center Co. Ltd., 2.99%,
01/15/30 (Call 07/15/29)(a)(b)	1,915	1,685,063
Qatar Energy, 2.25%, 07/12/31 (Call 04/12/31)(b)	18,035	14,756,634
Reliance Industries Ltd., 2.88%, 01/12/32(a)(b)	8,195	6,716,286

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
SA Global Sukuk Ltd., 2.69%, 06/17/31 (Call 03/17/31)(b)	$17,840	$15,144,447
Santos Finance Ltd.
3.65%, 04/29/31 (Call 01/29/31)(b)	5,709	4,718,339
6.88%, 09/19/33 (Call 06/19/33)(b)	4,450	4,494,545
Saudi Arabian Oil Co.
2.25%, 11/24/30 (Call 08/24/30)(b)	10,820	8,921,653
3.50%, 04/16/29(b)	15,775	14,523,096
Shell International Finance BV
2.38%, 11/07/29 (Call 08/07/29)	8,495	7,420,667
2.75%, 04/06/30 (Call 01/06/30)(a)	9,642	8,556,034
Sinopec Group Overseas Development 2018 Ltd.
2.30%, 01/08/31 (Call 10/08/30)(a)(b)	7,540	6,386,992
2.70%, 05/13/30 (Call 02/13/30)(a)(b)	9,355	8,255,226
2.95%, 08/08/29 (Call 05/08/29)(a)(b)	4,392	3,985,439
2.95%, 11/12/29 (Call 08/12/29)(a)(b)	5,557	5,033,315
Suncor Energy Inc., 7.15%, 02/01/32(a)	4,170	4,510,652
Tengizchevroil Finance Co. International Ltd.,
3.25%, 08/15/30 (Call 02/15/30)(b)	3,503	2,704,281
Thaioil Treasury Center Co. Ltd., 2.50%, 06/18/30(a)(b)	2,388	1,946,602
Tosco Corp., 8.13%, 02/15/30(a)	1,862	2,120,353
TotalEnergies Capital International SA
2.83%, 01/10/30 (Call 10/10/29)	7,078	6,302,409
3.45%, 02/19/29 (Call 11/19/28)	6,646	6,155,411
Valero Energy Corp.
2.80%, 12/01/31 (Call 09/01/31)(a)	1,565	1,276,614
4.00%, 04/01/29 (Call 01/01/29)(a)	1,125	1,057,735
7.50%, 04/15/32	4,920	5,509,793
Var Energi ASA, 8.00%, 11/15/32 (Call 08/15/32)(a)(b)	5,658	6,078,333
Woodside Finance Ltd., 4.50%, 03/04/29 (Call 12/04/28)(b)	7,975	7,504,518
		503,066,249
Oil & Gas Services — 0.2%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
3.14%, 11/07/29 (Call 08/07/29)(a)	3,288	2,941,863
4.49%, 05/01/30 (Call 02/01/30)	2,866	2,762,754
Halliburton Co., 2.92%, 03/01/30 (Call 12/01/29)(a)	5,970	5,230,871
NOV Inc., 3.60%, 12/01/29 (Call 09/01/29)(a)	3,261	2,914,529
Schlumberger Holdings Corp., 4.30%, 05/01/29 (Call 02/01/29)(b)	4,502	4,313,552
Schlumberger Investment SA
2.65%, 06/26/30 (Call 03/26/30)(a)	7,105	6,186,767
4.85%, 05/15/33 (Call 02/15/33)(a)	2,655	2,594,003
		26,944,339
Packaging & Containers — 0.3%
Amcor Finance USA Inc., 5.63%, 05/26/33 (Call 02/26/33)(a)	3,030	3,028,489
Amcor Flexibles North America Inc.
2.63%, 06/19/30 (Call 03/19/30)	3,179	2,641,860
2.69%, 05/25/31 (Call 02/25/31)	4,193	3,445,341
AptarGroup Inc., 3.60%, 03/15/32 (Call 12/15/31)	1,190	1,016,331
CCL Industries Inc., 3.05%, 06/01/30 (Call 03/01/30)(b)	3,740	3,184,711
Security	Par (000)	Value

Packaging & Containers (continued)
Packaging Corp. of America
3.00%, 12/15/29 (Call 09/15/29)	$3,063	$2,689,390
5.70%, 12/01/33 (Call 09/01/33)	1,240	1,256,802
Sonoco Products Co.
2.85%, 02/01/32 (Call 11/01/31)	2,822	2,300,946
3.13%, 05/01/30 (Call 02/01/30)	3,876	3,346,424
WestRock MWV LLC
7.95%, 02/15/31(a)	1,790	2,020,256
8.20%, 01/15/30(a)	1,935	2,196,866
WRKCo Inc.
3.00%, 06/15/33 (Call 03/15/33)(a)	3,505	2,880,783
4.20%, 06/01/32 (Call 03/01/32)(a)	2,833	2,594,778
4.90%, 03/15/29 (Call 12/15/28)(a)	4,254	4,167,154
		36,770,131
Pharmaceuticals — 3.3%
AbbVie Inc., 3.20%, 11/21/29 (Call 08/21/29)	29,581	26,859,678
Astrazeneca Finance LLC
2.25%, 05/28/31 (Call 02/28/31)	3,404	2,833,601
4.88%, 03/03/33 (Call 12/03/32)(a)	3,030	3,014,060
4.90%, 03/03/30 (Call 01/03/30)(a)	3,690	3,699,582
AstraZeneca PLC
1.38%, 08/06/30 (Call 05/06/30)	7,139	5,745,748
4.00%, 01/17/29 (Call 10/17/28)	5,400	5,210,243
Bayer U.S. Finance II LLC, 4.38%, 12/15/28 (Call 09/15/28)(b)	18,727	17,347,402
Bayer U.S. Finance LLC
6.38%, 11/21/30 (Call 09/21/30)(b)	4,330	4,318,458
6.50%, 11/21/33 (Call 08/21/33)(a)(b)	8,905	8,848,138
Becton Dickinson and Co.
1.96%, 02/11/31 (Call 11/11/30)	5,828	4,680,078
2.82%, 05/20/30 (Call 02/20/30)	4,340	3,752,129
4.30%, 08/22/32 (Call 05/22/32)(a)	3,000	2,786,148
Bristol-Myers Squibb Co.
1.45%, 11/13/30 (Call 08/13/30)	6,759	5,368,378
2.95%, 03/15/32 (Call 12/15/31)(a)	9,555	8,230,134
3.40%, 07/26/29 (Call 04/26/29)(a)	13,150	12,207,700
5.75%, 02/01/31 (Call 12/01/30)(a)	5,445	5,672,384
5.90%, 11/15/33 (Call 08/15/33)	3,875	4,078,168
Cencora Inc.
2.70%, 03/15/31 (Call 12/15/30)	5,754	4,830,702
2.80%, 05/15/30 (Call 02/15/30)(a)	3,155	2,714,300
Cigna Group (The)
2.38%, 03/15/31 (Call 12/15/30)	8,034	6,588,972
2.40%, 03/15/30 (Call 12/15/29)	8,356	7,085,844
5.40%, 03/15/33 (Call 12/15/32)	4,785	4,777,463
CVS Health Corp.
1.75%, 08/21/30 (Call 05/21/30)	6,761	5,406,340
1.88%, 02/28/31 (Call 11/28/30)(a)	6,826	5,397,104
2.13%, 09/15/31 (Call 06/15/31)	5,664	4,491,466
3.25%, 08/15/29 (Call 05/15/29)	9,616	8,652,745
3.75%, 04/01/30 (Call 01/01/30)	8,087	7,398,500
5.00%, 01/30/29 (Call 12/30/28)(a)	5,390	5,359,801
5.13%, 02/21/30 (Call 12/21/29)	8,245	8,125,999
5.25%, 01/30/31 (Call 11/30/30)(a)	4,151	4,131,754
5.25%, 02/21/33 (Call 11/21/32)(a)	9,506	9,344,449
5.30%, 06/01/33 (Call 03/01/33)	7,161	7,043,558
Eli Lilly & Co.
3.38%, 03/15/29 (Call 12/15/28)	5,162	4,871,971
4.70%, 02/27/33 (Call 11/27/32)	5,950	5,902,113
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29 (Call 03/01/29)(a)	5,495	5,151,797

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Johnson & Johnson
1.30%, 09/01/30 (Call 06/01/30)(a)	$9,934	$8,087,287
4.95%, 05/15/33(a)	740	771,524
6.95%, 09/01/29(a)	1,005	1,128,159
McKesson Corp., 5.10%, 07/15/33 (Call 04/15/33)	1,701	1,674,769
Merck & Co. Inc.
1.45%, 06/24/30 (Call 03/24/30)	6,822	5,511,662
1.90%, 12/10/28 (Call 10/10/28)	5,367	4,694,384
2.15%, 12/10/31 (Call 09/10/31)	11,109	9,132,775
3.40%, 03/07/29 (Call 12/07/28)	8,858	8,305,933
4.30%, 05/17/30 (Call 03/17/30)(a)	4,220	4,089,793
4.50%, 05/17/33 (Call 02/17/33)	8,435	8,162,608
Merck Sharp & Dohme Corp., 5.95%, 12/01/28(a)	2,121	2,224,959
Novartis Capital Corp., 2.20%, 08/14/30 (Call 05/14/30)	8,417	7,176,741
Pfizer Inc.
1.70%, 05/28/30 (Call 02/28/30)	6,567	5,453,309
1.75%, 08/18/31 (Call 05/18/31)(a)	5,504	4,401,039
2.63%, 04/01/30 (Call 01/01/30)	9,071	7,972,246
3.45%, 03/15/29 (Call 12/15/28)	9,435	8,885,994
Pfizer Investment Enterprises Pte Ltd.
4.65%, 05/19/30 (Call 03/19/30)	11,735	11,513,528
4.75%, 05/19/33 (Call 02/19/33)	27,810	27,054,191
Takeda Pharmaceutical Co. Ltd., 2.05%,
03/31/30 (Call 12/31/29)	13,799	11,419,058
Viatris Inc., 2.70%, 06/22/30 (Call 03/22/30)	8,448	6,861,380
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)(a)	4,365	3,611,309
5.60%, 11/16/32 (Call 08/16/32)	4,340	4,445,943
		384,505,498
Pipelines — 3.4%
Abu Dhabi Crude Oil Pipeline LLC, 3.65%, 11/02/29(a)(b)	2,810	2,588,988
Boardwalk Pipelines LP
3.40%, 02/15/31 (Call 11/15/30)	2,922	2,523,581
3.60%, 09/01/32 (Call 06/01/32)	2,760	2,343,309
4.80%, 05/03/29 (Call 02/03/29)	2,642	2,523,816
Cameron LNG LLC, 2.90%, 07/15/31 (Call 04/15/31)(b)	4,804	4,078,897
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29 (Call 05/18/29)	6,363	5,799,070
Cheniere Energy Partners LP
3.25%, 01/31/32 (Call 01/31/27)	6,452	5,311,796
4.00%, 03/01/31 (Call 03/01/26)	7,760	6,845,157
4.50%, 10/01/29 (Call 10/01/24)	8,180	7,631,127
5.95%, 06/30/33 (Call 12/30/32)(a)(b)	8,127	8,063,528
Colonial Enterprises Inc., 3.25%, 05/15/30 (Call 02/15/30)(b)	3,598	3,169,903
Colonial Pipeline Co., 7.63%, 04/15/32(a)(b)	975	1,082,747
Columbia Pipelines Operating Co. LLC
5.93%, 08/15/30 (Call 06/15/30)(b)	2,545	2,555,192
6.04%, 11/15/33 (Call 08/15/33)(b)	3,160	3,188,666
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 7.38%, 02/01/31 (Call 02/01/26)(b)	5,000	5,140,300
DCP Midstream Operating LP
3.25%, 02/15/32 (Call 08/15/31)	2,330	1,941,782
5.13%, 05/15/29 (Call 02/15/29)	3,465	3,406,315
8.13%, 08/16/30(a)	2,360	2,667,383
Security	Par (000)	Value

Pipelines (continued)
DT Midstream Inc., 4.30%, 04/15/32 (Call 01/15/32)(b)	$3,685	$3,194,637
Eastern Gas Transmission & Storage Inc., 3.00%, 11/15/29 (Call 08/15/29)	2,725	2,373,957
El Paso Natural Gas Co. LLC
3.50%, 02/15/32 (Call 11/15/31)(b)	1,439	1,198,619
8.38%, 06/15/32	1,405	1,574,361
Enbridge Inc.
2.50%, 08/01/33 (Call 05/01/33)(a)	7,750	6,042,117
3.13%, 11/15/29 (Call 08/15/29)	5,640	5,008,220
5.70%, 03/08/33 (Call 12/08/32)	12,470	12,469,889
6.20%, 11/15/30 (Call 09/15/30)(a)	1,870	1,943,997
7.63%, 01/15/83 (Call 10/15/32),
(5-year CMT + 4.418%)(c)	1,615	1,526,591
8.25%, 01/15/84 (Call 10/15/28),
(5-year CMT + 3.785%)(c)	2,000	1,996,517
Series 20-A, 5.75%, 07/15/80 (Call 04/15/30),
(5-year CMT + 5.314%)(a)(c)	5,213	4,530,097
Energy Transfer LP
3.75%, 05/15/30 (Call 02/15/30)	8,351	7,492,605
4.15%, 09/15/29 (Call 06/15/29)(a)	3,091	2,865,128
5.25%, 04/15/29 (Call 01/15/29)	8,134	7,989,955
5.75%, 02/15/33 (Call 11/15/32)	8,052	8,018,409
6.40%, 12/01/30 (Call 10/01/30)	2,922	3,035,102
6.55%, 12/01/33 (Call 09/01/33)	1,350	1,412,231
8.25%, 11/15/29 (Call 08/15/29)	1,540	1,709,982
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	7,176	6,287,485
3.13%, 07/31/29 (Call 04/30/29)	6,764	6,120,252
5.35%, 01/31/33 (Call 10/31/32)	4,673	4,713,185
Series D, 6.88%, 03/01/33	3,610	4,035,481
Flex Intermediate Holdco LLC, 3.36%, 06/30/31 (Call 12/30/30)(b)	4,650	3,636,834
Florida Gas Transmission Co. LLC
2.30%, 10/01/31 (Call 07/01/31)(a)(b)	3,507	2,765,482
2.55%, 07/01/30 (Call 04/01/30)(b)	3,629	2,985,355
GNL Quintero SA, 4.63%, 07/31/29(b)	2,665	2,588,070
Kinder Morgan Energy Partners LP
7.30%, 08/15/33(a)	555	605,870
7.40%, 03/15/31	1,187	1,274,362
7.75%, 03/15/32(a)	3,420	3,7554,984
Kinder Morgan Inc.
2.00%, 02/15/31 (Call 11/15/30)(a)	5,156	4,100,013
4.80%, 02/01/33 (Call 11/01/32)	4,768	4,433,942
5.20%, 06/01/33 (Call 03/01/33)(a)	9,167	8,777,744
7.75%, 01/15/32(a)	5,094	5,655,167
7.80%, 08/01/31	2,818	3,117,392
Magellan Midstream Partners LP, 3.25%, 06/01/30 (Call 03/01/30)(a)	2,823	2,479,666
Midwest Connector Capital Co. LLC, 4.63%, 04/01/29 (Call 01/01/29)(b)	3,713	3,478,517
MPLX LP
2.65%, 08/15/30 (Call 05/15/30)	8,454	7,067,181
4.80%, 02/15/29 (Call 11/15/28)(a)	3,965	3,838,800
4.95%, 09/01/32 (Call 06/01/32)	5,480	5,189,379
5.00%, 03/01/33 (Call 12/01/32)	6,185	5,837,055
NGPL PipeCo LLC, 3.25%, 07/15/31 (Call 04/15/31)(a)(b)	4,190	3,460,602
ONEOK Inc.
3.10%, 03/15/30 (Call 12/15/29)	4,704	4,082,555

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
3.40%, 09/01/29 (Call 06/01/29)	$4,663	$4,157,532
4.35%, 03/15/29 (Call 12/15/28)	4,075	3,843,078
5.80%, 11/01/30 (Call 09/01/30)(a)	4,760	4,789,835
6.05%, 09/01/33 (Call 06/01/33)(a)	8,725	8,881,675
6.10%, 11/15/32 (Call 08/15/32)(a)	4,098	4,173,849
6.35%, 01/15/31 (Call 10/15/30)	1,684	1,736,559
Pipeline Funding Co. LLC, 7.50%, 01/15/30(a)(b)	328	338,967
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)(a)	5,618	5,012,475
3.80%, 09/15/30 (Call 06/15/30)	4,227	3,767,644
Sabine Pass Liquefaction LLC, 4.50%, 05/15/30 (Call 11/15/29)(a)	11,238	10,609,727
Southern Natural Gas Co. LLC, 8.00%, 03/01/32(a)	657	744,256
Targa Resources Corp.
4.00%, 01/15/32 (Call 07/15/26)	5,440	4,728,176
4.20%, 02/01/33 (Call 12/01/32)(a)	4,150	3,658,808
4.88%, 02/01/31 (Call 02/01/26)	5,885	5,447,932
5.50%, 03/01/30 (Call 03/01/25)(a)	5,452	5,262,652
6.13%, 03/15/33 (Call 12/15/32)(a)	4,900	4,982,138
6.15%, 03/01/29 (Call 02/01/29)	2,130	2,175,974
6.50%, 03/30/34 (Call 12/30/33)	3,200	3,330,119
6.88%, 01/15/29 (Call 01/15/24)	500	507,540
Tennessee Gas Pipeline Co. LLC, 2.90%, 03/01/30 (Call 12/01/29)(b)	5,394	4,605,830
Texas Eastern Transmission LP, 7.00%, 07/15/32	3,803	4,139,160
TransCanada PipeLines Ltd.
2.50%, 10/12/31 (Call 07/12/31)	4,635	3,727,359
4.10%, 04/15/30 (Call 01/15/30)(a)	7,116	6,554,689
Transcanada Trust
5.50%, 09/15/79 (Call 09/15/29),
(1-day SOFR + 4.416%)(c)	5,777	4,814,816
5.60%, 03/07/82 (Call 12/07/31),
(5-year CMT + 3.986%)(a)(c)	4,531	3,649,456
Transcontinental Gas Pipe Line Co. LLC,
3.25%, 05/15/30 (Call 02/15/30)(a)	4,519	3,988,322
Western Midstream Operating LP
4.05%, 02/01/30 (Call 11/01/29)(a)	6,376	5,778,377
6.15%, 04/01/33 (Call 01/01/33)	4,205	4,235,554
6.35%, 01/15/29 (Call 12/15/28)	615	631,512
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)(a)	7,049	5,809,934
3.50%, 11/15/30 (Call 08/15/30)(a)	4,735	4,204,197
4.65%, 08/15/32 (Call 05/15/32)	5,517	5,170,598
5.65%, 03/15/33 (Call 12/15/32)(a)	5,720	5,739,139
7.75%, 06/15/31(a)	1,832	1,989,028
8.75%, 03/15/32(a)	2,121	2,490,147
Series A, 7.50%, 01/15/31	2,637	2,879,036
		394,086,434
Private Equity — 0.1%
Apollo Management Holdings LP
2.65%, 06/05/30 (Call 03/05/30)(a)(b)	3,468	2,874,007
4.87%, 02/15/29 (Call 11/15/28)(a)(b)	3,763	3,641,515
Carlyle Finance Subsidiary LLC, 3.50%, 09/19/29 (Call 06/19/29)(b)	2,634	2,403,278
KKR Group Finance Co. VI LLC, 3.75%, 07/01/29 (Call 04/01/29)(b)	4,281	3,864,218
		12,783,018
Security	Par (000)	Value

Real Estate — 0.1%
Brookfield Asset Management Inc., 7.38%, 03/01/33	$10	$10,732
CBRE Services Inc., 2.50%, 04/01/31 (Call 01/01/31)	3,083	2,465,416
Corp. Inmobiliaria Vesta SAB de CV, 3.63%, 05/13/31 (Call 02/13/31)(a)(b)	2,415	1,981,754
Essential Properties LP, 2.95%, 07/15/31 (Call 04/15/31)	2,346	1,761,169
Mitsui Fudosan Co. Ltd., 2.57%, 01/21/32 (Call 10/21/31)(b)	250	203,538
Ontario Teachers’ Cadillac Fairview Properties Trust
2.50%, 10/15/31 (Call 07/15/31)(b)	5,025	3,915,220
4.13%, 02/01/29 (Call 11/01/28)(b)	4,463	4,087,739
		14,425,568
Real Estate Investment Trusts — 5.2%
Agree LP
2.60%, 06/15/33 (Call 03/15/33)(a)	535	404,788
2.90%, 10/01/30 (Call 07/01/30)(a)	1,885	1,564,203
4.80%, 10/01/32 (Call 07/01/32)	1,405	1,277,781
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)	3,440	2,523,484
2.00%, 05/18/32 (Call 02/18/32)(a)	7,040	5,315,818
2.75%, 12/15/29 (Call 09/15/29)	2,287	1,935,211
3.38%, 08/15/31 (Call 05/15/31)	4,030	3,478,699
4.50%, 07/30/29 (Call 04/30/29)	1,963	1,854,411
4.70%, 07/01/30 (Call 04/01/30)	2,540	2,377,316
4.90%, 12/15/30 (Call 09/15/30)(a)	3,900	3,734,464
American Assets Trust LP, 3.38%, 02/01/31 (Call 11/01/30)	2,830	2,161,843
American Homes 4 Rent LP
2.38%, 07/15/31 (Call 04/15/31)(a)	2,588	2,029,437
3.63%, 04/15/32 (Call 01/15/32)(a)	3,206	2,747,662
4.90%, 02/15/29 (Call 11/15/28)	2,427	2,327,203
American Tower Corp.
1.88%, 10/15/30 (Call 07/15/30)	4,342	3,409,540
2.10%, 06/15/30 (Call 03/15/30)	4,282	3,456,581
2.30%, 09/15/31 (Call 06/15/31)	3,501	2,776,909
2.70%, 04/15/31 (Call 01/15/31)	3,637	2,993,824
2.90%, 01/15/30 (Call 10/15/29)	4,200	3,608,290
3.80%, 08/15/29 (Call 05/15/29)	9,143	8,393,875
3.95%, 03/15/29 (Call 12/15/28)	3,377	3,133,346
4.05%, 03/15/32 (Call 12/15/31)(a)	3,435	3,075,194
5.55%, 07/15/33 (Call 04/15/33)	3,380	3,342,832
5.65%, 03/15/33 (Call 12/15/32)(a)	4,863	4,845,673
5.90%, 11/15/33 (Call 08/15/33)	5,260	5,345,633
AvalonBay Communities Inc.
1.90%, 12/01/28 (Call 10/01/28)(a)	2,803	2,411,151
2.05%, 01/15/32 (Call 10/15/31)(a)	5,840	4,679,336
2.30%, 03/01/30 (Call 12/01/29)(a)	4,158	3,492,094
2.45%, 01/15/31 (Call 10/15/30)	2,906	2,403,286
3.30%, 06/01/29 (Call 03/01/29)(a)	2,058	1,858,027
5.00%, 02/15/33 (Call 11/15/32)	845	823,998
Boston Properties LP
2.45%, 10/01/33 (Call 07/01/33)(a)	3,605	2,530,908
2.55%, 04/01/32 (Call 01/01/32)(a)	5,480	4,046,818
2.90%, 03/15/30 (Call 12/15/29)	3,791	3,038,389
3.25%, 01/30/31 (Call 10/30/30)	6,783	5,496,505
3.40%, 06/21/29 (Call 03/21/29)	5,714	4,872,265
4.50%, 12/01/28 (Call 09/01/28)	5,329	4,897,342

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Brixmor Operating Partnership LP
2.50%, 08/16/31 (Call 05/16/31)(a)	$2,915	$2,298,553
4.05%, 07/01/30 (Call 04/01/30)(a)	4,425	3,970,595
4.13%, 05/15/29 (Call 02/15/29)	4,278	3,901,745
Broadstone Net Lease LLC, 2.60%, 09/15/31 (Call 06/15/31)(a)	2,202	1,613,343
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)	4,417	3,802,558
3.15%, 07/01/29 (Call 04/01/29)(a)	3,553	3,188,087
Cibanco SA Ibm/PLA Administradora Industrial S de RL de CV, 4.96%, 07/18/29 (Call 04/18/29)(b)	2,300	2,132,580
Corporate Office Properties LP
2.00%, 01/15/29 (Call 11/15/28)	2,210	1,748,751
2.75%, 04/15/31 (Call 01/15/31)	3,361	2,570,135
Crown Castle Inc., 5.10%, 05/01/33 (Call 02/01/33)(a)	4,003	3,827,506
Crown Castle International Corp.
2.10%, 04/01/31 (Call 01/01/31)(a)	5,631	4,423,005
2.25%, 01/15/31 (Call 10/15/30)	5,974	4,780,484
2.50%, 07/15/31 (Call 04/15/31)(a)	4,128	3,318,518
3.10%, 11/15/29 (Call 08/15/29)	3,324	2,888,374
3.30%, 07/01/30 (Call 04/01/30)	4,260	3,698,094
4.30%, 02/15/29 (Call 11/15/28)	3,574	3,347,293
CubeSmart LP
2.00%, 02/15/31 (Call 11/15/30)(a)	1,160	897,937
2.25%, 12/15/28 (Call 10/15/28)	3,093	2,639,158
2.50%, 02/15/32 (Call 11/15/31)	2,610	2,046,820
3.00%, 02/15/30 (Call 11/15/29)(a)	2,056	1,745,751
4.38%, 02/15/29 (Call 11/15/28)(a)	2,035	1,909,226
Digital Realty Trust LP, 3.60%, 07/01/29 (Call 04/01/29)(a)	5,063	4,571,141
EPR Properties
3.60%, 11/15/31 (Call 08/15/31)(a)	1,815	1,409,807
3.75%, 08/15/29 (Call 05/15/29)	2,300	1,922,694
Equinix Inc.
2.15%, 07/15/30 (Call 04/15/30)	5,939	4,829,742
2.50%, 05/15/31 (Call 02/15/31)	5,608	4,562,708
3.20%, 11/18/29 (Call 08/18/29)	6,786	5,994,501
3.90%, 04/15/32 (Call 01/15/32)	7,558	6,701,012
ERP Operating LP
1.85%, 08/01/31 (Call 05/01/31)	3,767	2,953,158
2.50%, 02/15/30 (Call 11/15/29)(a)	2,957	2,520,647
3.00%, 07/01/29 (Call 04/01/29)	1,741	1,551,856
4.15%, 12/01/28 (Call 09/01/28)	3,718	3,539,380
Essex Portfolio LP
1.65%, 01/15/31 (Call 10/15/30)(a)	1,690	1,285,564
2.55%, 06/15/31 (Call 03/15/31)(a)	1,607	1,287,761
2.65%, 03/15/32 (Call 12/15/31)(a)	3,340	2,661,187
3.00%, 01/15/30 (Call 10/15/29)(a)	3,231	2,770,939
4.00%, 03/01/29 (Call 12/01/28)	2,892	2,685,362
Extra Space Storage LP
2.20%, 10/15/30 (Call 07/15/30)	2,556	2,029,944
2.35%, 03/15/32 (Call 12/15/31)	3,200	2,480,198
2.40%, 10/15/31 (Call 07/15/31)(a)	3,189	2,510,371
2.55%, 06/01/31 (Call 03/01/31)	2,545	2,033,797
3.90%, 04/01/29 (Call 02/01/29)(a)	1,975	1,811,789
4.00%, 06/15/29 (Call 03/15/29)	2,124	1,951,165
5.50%, 07/01/30 (Call 05/01/30)	1,725	1,699,092
5.90%, 01/15/31 (Call 11/15/30)	1,150	1,153,620
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Federal Realty Investment Trust
3.20%, 06/15/29 (Call 03/15/29)(a)	$2,285	$2,007,572
3.50%, 06/01/30 (Call 03/01/30)(a)	2,309	2,013,041
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32 (Call 10/15/31)	4,661	3,744,028
4.00%, 01/15/30 (Call 10/17/29)(a)	3,956	3,472,024
4.00%, 01/15/31 (Call 10/15/30)	3,934	3,365,078
5.30%, 01/15/29 (Call 10/15/28)(a)	3,542	3,388,726
6.75%, 12/01/33 (Call 09/01/33)	215	217,100
Goodman U.S. Finance Five LLC, 4.63%, 05/04/32 (Call 02/04/32)(b)	140	126,196
Healthcare Realty Holdings LP
2.00%, 03/15/31 (Call 12/15/30)(a)	4,228	3,264,339
2.05%, 03/15/31 (Call 12/15/30)	1,760	1,302,679
2.40%, 03/15/30 (Call 12/15/29)	1,650	1,300,943
Healthcare Trust of America Holdings LP, 3.10%, 02/15/30 (Call 11/15/29)	3,668	3,112,841
Healthpeak Properties Inc.
2.13%, 12/01/28 (Call 10/01/28)	2,745	2,343,072
2.88%, 01/15/31 (Call 10/15/30)(a)	3,398	2,804,938
3.00%, 01/15/30 (Call 10/15/29)(a)	4,311	3,702,527
3.50%, 07/15/29 (Call 04/15/29)	3,702	3,321,287
Healthpeak Properties Interim Inc., 5.25%, 12/15/32 (Call 09/15/32)(a)	3,981	3,844,806
Highwoods Realty LP
2.60%, 02/01/31 (Call 11/01/30)(a)	2,030	1,504,117
3.05%, 02/15/30 (Call 11/15/29)	2,253	1,772,274
4.20%, 04/15/29 (Call 01/15/29)	1,861	1,623,387
Host Hotels & Resorts LP
Series H, 3.38%, 12/15/29 (Call 09/16/29)	1,780	1,527,941
Series I, 3.50%, 09/15/30 (Call 06/15/30)(a)	5,795	4,940,702
Series J, 2.90%, 12/15/31 (Call 09/15/31)	1,550	1,237,108
Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 10/15/29)(a)	2,225	1,492,489
4.65%, 04/01/29 (Call 01/01/29)(a)	2,747	2,037,118
Invitation Homes Operating Partnership LP
2.00%, 08/15/31 (Call 05/15/31)(a)	3,694	2,792,232
4.15%, 04/15/32 (Call 01/15/32)(a)	3,040	2,658,873
5.45%, 08/15/30 (Call 06/15/30)	2,215	2,138,788
5.50%, 08/15/33 (Call 05/15/33)(a)	3,760	3,591,592
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)(a)	2,690	1,886,581
3.05%, 02/15/30 (Call 11/15/29)	2,476	1,977,350
4.25%, 08/15/29 (Call 05/15/29)(a)	1,526	1,327,165
4.75%, 12/15/28 (Call 09/15/28)(a)	3,010	2,720,598
Kimco Realty Corp.
2.25%, 12/01/31 (Call 09/01/31)	2,842	2,203,680
2.70%, 10/01/30 (Call 07/01/30)	3,747	3,109,329
3.20%, 04/01/32 (Call 01/01/32)(a)	3,060	2,546,025
4.60%, 02/01/33 (Call 11/01/32)(a)	2,880	2,637,431
Kimco Realty OP LLC, 6.40%, 03/01/34 (Call 12/01/33)	1,325	1,377,106
Kite Realty Group Trust, 4.75%, 09/15/30 (Call 06/15/30)	1,835	1,670,632
LXP Industrial Trust
2.38%, 10/01/31 (Call 07/01/31)(a)	2,055	1,565,173
2.70%, 09/15/30 (Call 06/15/30)(a)	2,291	1,827,182
Mid-America Apartments LP
1.70%, 02/15/31 (Call 11/15/30)(a)	2,682	2,095,553
2.75%, 03/15/30 (Call 12/15/29)(a)	1,618	1,379,792
3.95%, 03/15/29 (Call 12/15/28)	3,243	3,052,960

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
National Health Investors Inc., 3.00%, 02/01/31 (Call 11/01/30)	$2,363	$1,803,096
NNN REIT Inc.
2.50%, 04/15/30 (Call 01/15/30)(a)	2,447	2,024,605
5.60%, 10/15/33 (Call 07/15/33)	2,555	2,498,204
Oaktree Specialty Lending Corp., 7.10%,
02/15/29 (Call 01/15/29)	650	648,035
Omega Healthcare Investors Inc.
3.25%, 04/15/33 (Call 01/15/33)(a)	2,767	2,115,557
3.38%, 02/01/31 (Call 11/01/30)	3,950	3,204,382
3.63%, 10/01/29 (Call 07/01/29)	2,970	2,531,243
Phillips Edison Grocery Center Operating Partnership I LP, 2.63%, 11/15/31 (Call 08/15/31)	1,770	1,359,551
Physicians Realty LP, 2.63%, 11/01/31 (Call 08/01/31)	2,625	2,073,536
Piedmont Operating Partnership LP
2.75%, 04/01/32 (Call 01/01/32)	1,310	868,124
3.15%, 08/15/30 (Call 05/15/30)(a)	2,764	2,000,615
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)(a)	4,790	3,693,684
1.63%, 03/15/31 (Call 12/15/30)(a)	1,100	851,440
1.75%, 07/01/30 (Call 04/01/30)(a)	1,601	1,278,894
1.75%, 02/01/31 (Call 11/01/30)(a)	3,259	2,571,367
2.25%, 04/15/30 (Call 01/15/30)	5,392	4,501,348
2.25%, 01/15/32 (Call 10/15/31)(a)	3,431	2,729,620
2.88%, 11/15/29 (Call 08/15/29)	2,047	1,792,410
4.38%, 02/01/29 (Call 11/01/28)(a)	1,572	1,505,014
4.63%, 01/15/33 (Call 10/15/32)(a)	4,315	4,099,708
4.75%, 06/15/33 (Call 03/15/33)	2,975	2,839,984
Public Storage Operating Co.
2.25%, 11/09/31 (Call 08/09/31)(a)	3,035	2,445,970
2.30%, 05/01/31 (Call 02/01/31)	3,318	2,720,007
3.39%, 05/01/29 (Call 02/01/29)(a)	3,120	2,867,331
5.10%, 08/01/33 (Call 05/01/33)(a)	4,010	3,938,275
5.13%, 01/15/29 (Call 12/15/28)(a)	1,650	1,662,135
Rayonier LP, 2.75%, 05/17/31 (Call 02/17/31)	3,170	2,544,391
Realty Income Corp.
1.80%, 03/15/33 (Call 12/15/32)(a)	2,195	1,603,675
2.85%, 12/15/32 (Call 09/15/32)	3,545	2,870,261
3.10%, 12/15/29 (Call 09/15/29)	3,655	3,213,860
3.25%, 06/15/29 (Call 03/15/29)	2,645	2,367,364
3.25%, 01/15/31 (Call 10/15/30)	5,332	4,629,410
4.70%, 12/15/28 (Call 11/15/28)	2,450	2,387,767
4.85%, 03/15/30 (Call 01/15/30)	3,130	3,032,308
4.90%, 07/15/33 (Call 04/15/33)(a)	3,100	2,945,373
5.63%, 10/13/32 (Call 07/13/32)(a)	3,905	3,932,395
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	2,729	2,378,520
3.70%, 06/15/30 (Call 03/15/30)	3,383	3,016,364
Rexford Industrial Realty LP
2.13%, 12/01/30 (Call 09/01/30)(a)	998	779,195
2.15%, 09/01/31 (Call 06/01/31)	4,235	3,233,174
Sabra Health Care LP
3.20%, 12/01/31 (Call 09/01/31)	4,263	3,334,137
3.90%, 10/15/29 (Call 07/15/29)(a)	2,154	1,862,097
Safehold GL Holdings LLC
2.80%, 06/15/31 (Call 03/15/31)(a)	2,352	1,830,100
2.85%, 01/15/32 (Call 10/15/31)(a)	645	494,816
Scentre Group Trust 1/Scentre Group Trust 2,
4.38%, 05/28/30 (Call 02/28/30)(a)(b)	4,514	4,164,422
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Simon Property Group LP
2.20%, 02/01/31 (Call 11/01/30)(a)	$3,756	$3,004,637
2.25%, 01/15/32 (Call 10/15/31)(a)	3,638	2,849,168
2.45%, 09/13/29 (Call 06/13/29)	6,933	5,928,952
2.65%, 07/15/30 (Call 04/15/30)	4,272	3,610,479
2.65%, 02/01/32 (Call 11/01/31)(a)	3,735	3,036,585
5.50%, 03/08/33 (Call 12/08/32)(a)	3,295	3,262,135
6.25%, 01/15/34 (Call 10/15/33)	695	718,081
Spirit Realty LP
2.70%, 02/15/32 (Call 11/15/31)(a)	1,861	1,485,098
3.20%, 02/15/31 (Call 11/15/30)	2,061	1,750,607
3.40%, 01/15/30 (Call 10/15/29)	3,057	2,681,177
4.00%, 07/15/29 (Call 04/15/29)	2,357	2,160,583
STORE Capital Corp.
2.70%, 12/01/31 (Call 09/01/31)	2,073	1,485,252
2.75%, 11/18/30 (Call 08/18/30)	2,049	1,503,152
4.63%, 03/15/29 (Call 12/15/28)	1,895	1,649,677
Sun Communities Operating LP
2.30%, 11/01/28 (Call 09/01/28)	1,670	1,419,931
2.70%, 07/15/31 (Call 04/15/31)	4,192	3,320,257
4.20%, 04/15/32 (Call 01/15/32)	3,305	2,890,014
5.70%, 01/15/33 (Call 10/15/32)	2,155	2,097,467
Tanger Properties LP, 2.75%, 09/01/31 (Call 06/01/31)	2,308	1,765,930
Trust Fibra Uno, 4.87%, 01/15/30 (Call 10/28/29)(b)	3,365	3,012,861
UDR Inc.
1.90%, 03/15/33 (Call 12/15/32)	925	669,679
2.10%, 08/01/32 (Call 05/01/32)(a)	2,050	1,526,942
2.10%, 06/15/33 (Call 03/15/33)(a)	2,590	1,896,647
3.00%, 08/15/31 (Call 05/15/31)(a)	2,477	2,087,748
3.20%, 01/15/30 (Call 10/15/29)(a)	3,548	3,115,041
4.40%, 01/26/29 (Call 10/26/28)	1,840	1,734,162
Ventas Realty LP
2.50%, 09/01/31 (Call 06/01/31)(a)	2,812	2,217,728
3.00%, 01/15/30 (Call 10/15/29)(a)	3,606	3,062,694
4.40%, 01/15/29 (Call 10/15/28)	4,328	4,062,682
4.75%, 11/15/30 (Call 08/15/30)(a)	2,702	2,524,742
VICI Properties LP
4.95%, 02/15/30 (Call 12/15/29)	5,951	5,533,693
5.13%, 05/15/32 (Call 02/15/32)(a)	8,373	7,709,174
VICI Properties LP/VICI Note Co. Inc.
3.88%, 02/15/29 (Call 11/15/28)(b)	3,925	3,495,212
4.13%, 08/15/30 (Call 02/15/25)(b)	5,240	4,565,979
4.63%, 12/01/29 (Call 12/01/24)(b)	5,626	5,091,513
Vornado Realty LP, 3.40%, 06/01/31 (Call 03/01/31)	2,175	1,555,082
WEA Finance LLC, 3.50%, 06/15/29 (Call 03/15/29)(a)(b)	4,298	3,551,257
Welltower Inc.
2.75%, 01/15/32 (Call 10/15/31)	2,320	1,878,451
3.85%, 06/15/32 (Call 03/15/32)(a)	3,200	2,824,341
Welltower OP LLC
2.05%, 01/15/29 (Call 11/15/28)	2,828	2,395,095
2.75%, 01/15/31 (Call 10/15/30)	3,447	2,864,831
2.80%, 06/01/31 (Call 03/01/31)(a)	3,893	3,246,867
3.10%, 01/15/30 (Call 10/15/29)	4,150	3,599,671
4.13%, 03/15/29 (Call 09/15/28)	3,135	2,941,336
Weyerhaeuser Co.
3.38%, 03/09/33 (Call 12/09/32)	2,495	2,120,106
4.00%, 11/15/29 (Call 08/15/29)	4,299	3,965,353

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.00%, 04/15/30 (Call 01/15/30)	$4,223	$3,889,061
7.38%, 03/15/32	3,925	4,348,429
WP Carey Inc.
2.25%, 04/01/33 (Call 01/01/33)(a)	312	230,485
2.40%, 02/01/31 (Call 11/01/30)(a)	2,829	2,285,182
2.45%, 02/01/32 (Call 11/01/31)	2,926	2,258,699
3.85%, 07/15/29 (Call 04/15/29)(a)	2,178	1,969,325
		604,447,473
Retail — 2.6%
7-Eleven Inc., 1.80%, 02/10/31 (Call 11/10/30)(a)(b)	9,961	7,785,696
Advance Auto Parts Inc.
3.50%, 03/15/32 (Call 12/15/31)(a)	2,055	1,587,121
3.90%, 04/15/30 (Call 01/15/30)(a)	2,808	2,344,350
Alimentation Couche-Tard Inc., 2.95%, 01/25/30 (Call 10/25/29)(a)(b)	4,376	3,777,652
AutoNation Inc.
2.40%, 08/01/31 (Call 05/01/31)	2,722	2,073,726
3.85%, 03/01/32 (Call 12/01/31)(a)	4,046	3,413,879
4.75%, 06/01/30 (Call 03/01/30)(a)	2,857	2,650,734
AutoZone Inc.
1.65%, 01/15/31 (Call 10/15/30)(a)	3,393	2,647,767
3.75%, 04/18/29 (Call 01/18/29)	2,040	1,881,281
4.00%, 04/15/30 (Call 01/15/30)	4,510	4,173,354
4.75%, 08/01/32 (Call 05/01/32)	4,110	3,891,378
4.75%, 02/01/33 (Call 11/01/32)	3,100	2,919,258
5.20%, 08/01/33 (Call 05/01/33)	1,825	1,764,181
6.55%, 11/01/33 (Call 08/01/33)	2,070	2,206,725
Best Buy Co. Inc., 1.95%, 10/01/30 (Call 07/01/30)(a)	3,897	3,122,655
Costco Wholesale Corp.
1.60%, 04/20/30 (Call 01/20/30)	9,859	8,202,807
1.75%, 04/20/32 (Call 01/20/32)	5,804	4,628,995
Darden Restaurants Inc., 6.30%, 10/10/33 (Call 07/10/33)(a)	1,500	1,542,492
Dick’s Sporting Goods Inc., 3.15%, 01/15/32 (Call 10/15/31)(a)	4,379	3,555,687
Dollar General Corp.
3.50%, 04/03/30 (Call 01/03/30)(a)	5,861	5,232,873
5.00%, 11/01/32 (Call 08/01/32)(a)	5,514	5,244,737
5.45%, 07/05/33 (Call 04/05/33)(a)	2,900	2,828,950
Dollar Tree Inc., 2.65%, 12/01/31 (Call 09/01/31)(a)	4,656	3,784,703
Genuine Parts Co.
1.88%, 11/01/30 (Call 08/01/30)	3,149	2,437,042
2.75%, 02/01/32 (Call 11/01/31)(a)	2,948	2,350,049
6.88%, 11/01/33 (Call 08/01/33)	2,140	2,272,029
Home Depot Inc. (The)
1.38%, 03/15/31 (Call 12/15/30)	6,932	5,454,162
1.88%, 09/15/31 (Call 06/15/31)	5,577	4,489,388
2.70%, 04/15/30 (Call 01/15/30)	8,314	7,325,950
2.95%, 06/15/29 (Call 03/15/29)	9,466	8,662,195
3.25%, 04/15/32 (Call 01/15/32)(a)	6,943	6,162,488
3.90%, 12/06/28 (Call 09/06/28)	5,296	5,092,327
4.50%, 09/15/32 (Call 06/15/32)(a)	6,982	6,844,460
4.90%, 04/15/29 (Call 03/15/29)	2,675	2,678,567
Lowe’s Companies Inc.
1.70%, 10/15/30 (Call 07/15/30)	6,913	5,514,965
2.63%, 04/01/31 (Call 01/01/31)	8,347	7,013,806
3.65%, 04/05/29 (Call 01/05/29)	7,984	7,455,820
3.75%, 04/01/32 (Call 01/01/32)	8,292	7,419,492
Security	Par (000)	Value

Retail (continued)
4.50%, 04/15/30 (Call 01/15/30)(a)	$6,106	$5,887,466
5.00%, 04/15/33 (Call 01/15/33)(a)	4,197	4,105,931
5.15%, 07/01/33 (Call 04/01/33)	7,015	6,898,859
6.50%, 03/15/29(a)	1,731	1,838,678
McDonald’s Corp.
2.13%, 03/01/30 (Call 12/01/29)	4,277	3,624,269
2.63%, 09/01/29 (Call 06/01/29)(a)	5,710	5,082,365
3.60%, 07/01/30 (Call 04/01/30)(a)	5,636	5,190,894
4.60%, 09/09/32 (Call 06/09/32)	4,298	4,203,808
4.95%, 08/14/33 (Call 05/14/33)(a)	4,030	3,997,737
O’Reilly Automotive Inc.
1.75%, 03/15/31 (Call 12/15/30)	2,398	1,880,832
3.90%, 06/01/29 (Call 03/01/29)	2,742	2,572,973
4.20%, 04/01/30 (Call 01/01/30)	3,065	2,868,711
4.70%, 06/15/32 (Call 03/15/32)(a)	4,770	4,553,864
Ross Stores Inc., 1.88%, 04/15/31 (Call 01/15/31)	3,154	2,478,777
Starbucks Corp.
2.25%, 03/12/30 (Call 12/12/29)(a)	4,265	3,629,307
2.55%, 11/15/30 (Call 08/15/30)(a)	6,929	5,920,032
3.00%, 02/14/32 (Call 11/14/31)	5,674	4,905,111
3.55%, 08/15/29 (Call 05/15/29)	5,409	5,055,856
4.00%, 11/15/28 (Call 08/15/28)	3,163	3,031,363
4.80%, 02/15/33 (Call 11/15/32)(a)	3,130	3,080,072
Target Corp.
2.35%, 02/15/30 (Call 11/15/29)	4,551	3,942,284
2.65%, 09/15/30 (Call 06/15/30)	2,544	2,203,475
3.38%, 04/15/29 (Call 01/15/29)(a)	5,390	5,063,419
4.40%, 01/15/33 (Call 10/15/32)(a)	3,445	3,311,417
4.50%, 09/15/32 (Call 06/15/32)(a)	5,670	5,487,927
6.35%, 11/01/32	495	539,273
TJX Companies Inc. (The)
1.60%, 05/15/31 (Call 02/15/31)(a)	3,352	2,655,288
3.88%, 04/15/30 (Call 01/15/30)(a)	3,158	2,953,318
Tractor Supply Co.
1.75%, 11/01/30 (Call 08/01/30)(a)	3,819	3,023,532
5.25%, 05/15/33 (Call 02/15/33)(a)	4,480	4,384,984
Walgreens Boots Alliance Inc., 3.20%, 04/15/30 (Call 01/15/30)(a)	2,392	1,996,225
Walmart Inc.
2.38%, 09/24/29 (Call 06/24/29)(a)	1,807	1,604,447
3.25%, 07/08/29 (Call 04/08/29)(a)	3,965	3,708,693
4.00%, 04/15/30 (Call 02/15/30)(a)	3,838	3,717,757
4.10%, 04/15/33 (Call 01/15/33)(a)	7,775	7,394,695
4.15%, 09/09/32 (Call 06/09/32)(a)	6,350	6,135,420
7.55%, 02/15/30	1,990	2,311,823
		303,674,623
Savings & Loans — 0.0%
Nationwide Building Society, 3.96%, 07/18/30 (Call 07/18/29), (3-mo. LIBOR US + 1.855%)(b)(c)	4,796	4,321,848

Semiconductors — 2.8%
Advanced Micro Devices Inc., 3.92%, 06/01/32 (Call 03/01/32)(a)	2,928	2,727,646
Analog Devices Inc.
2.10%, 10/01/31 (Call 07/01/31)(a)	5,590	4,559,298
4.25%, 10/01/32 (Call 07/01/32)	200	187,359
Applied Materials Inc., 1.75%, 06/01/30 (Call 03/01/30)	4,606	3,804,487

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
Broadcom Inc.
2.45%, 02/15/31 (Call 11/15/30)(b)	$14,991	$12,325,737
2.60%, 02/15/33 (Call 11/15/32)(b)	9,297	7,320,163
3.42%, 04/15/33 (Call 01/15/33)(b)	12,336	10,366,891
4.00%, 04/15/29 (Call 02/15/29)(b)	3,953	3,702,179
4.15%, 11/15/30 (Call 08/15/30)(a)	10,170	9,427,336
4.15%, 04/15/32 (Call 01/15/32)(b)	6,612	5,986,556
4.30%, 11/15/32 (Call 08/15/32)	10,981	10,088,759
4.75%, 04/15/29 (Call 01/15/29)	9,038	8,806,253
5.00%, 04/15/30 (Call 01/15/30)(a)	3,616	3,560,158
Intel Corp.
2.00%, 08/12/31 (Call 05/12/31)	6,703	5,498,433
2.45%, 11/15/29 (Call 08/15/29)	10,894	9,582,247
3.90%, 03/25/30 (Call 12/25/29)	8,180	7,732,467
4.00%, 08/05/29 (Call 06/05/29)(a)	4,965	4,755,201
4.00%, 12/15/32(a)	4,226	3,946,086
4.15%, 08/05/32 (Call 05/05/32)	6,825	6,468,856
5.13%, 02/10/30 (Call 12/10/29)	6,915	7,005,379
5.20%, 02/10/33 (Call 11/10/32)(a)	12,225	12,394,824
KLA Corp.
4.10%, 03/15/29 (Call 12/15/28)(a)	4,486	4,345,214
4.65%, 07/15/32 (Call 04/15/32)(a)	5,507	5,411,356
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	4,497	3,733,656
4.00%, 03/15/29 (Call 12/15/28)	5,598	5,393,788
Marvell Technology Inc.
2.95%, 04/15/31 (Call 01/15/31)	4,280	3,586,937
5.95%, 09/15/33 (Call 06/15/33)	4,065	4,118,055
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	7,622	6,102,415
4.66%, 02/15/30 (Call 11/15/29)(a)	5,065	4,800,329
5.33%, 02/06/29 (Call 11/06/28)	3,768	3,726,388
5.88%, 02/09/33 (Call 11/09/32)	3,320	3,326,098
5.88%, 09/15/33 (Call 06/15/33)(a)	3,410	3,413,080
6.75%, 11/01/29 (Call 09/01/29)	7,035	7,375,942
NVIDIA Corp.
2.00%, 06/15/31 (Call 03/15/31)(a)	7,077	5,855,700
2.85%, 04/01/30 (Call 01/01/30)	8,450	7,586,850
NXP BV/NXP Funding LLC, 5.55%, 12/01/28 (Call 09/01/28)(a)	2,640	2,647,343
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)	5,627	4,569,254
2.65%, 02/15/32 (Call 11/15/31)	5,488	4,424,593
3.40%, 05/01/30 (Call 02/01/30)	5,776	5,090,476
4.30%, 06/18/29 (Call 03/18/29)(a)	5,573	5,250,023
5.00%, 01/15/33 (Call 10/15/32)	5,570	5,318,162
Qorvo Inc.
3.38%, 04/01/31 (Call 04/01/26)(b)	4,245	3,432,997
4.38%, 10/15/29 (Call 10/15/24)(a)	4,963	4,491,855
QUALCOMM Inc.
1.65%, 05/20/32 (Call 02/20/32)(a)	7,007	5,482,403
2.15%, 05/20/30 (Call 02/20/30)	6,874	5,866,148
4.25%, 05/20/32 (Call 02/20/32)	2,740	2,625,684
5.40%, 05/20/33 (Call 02/20/33)(a)	3,055	3,182,017
SK Hynix Inc.
2.38%, 01/19/31(b)	4,508	3,538,870
6.50%, 01/17/33(a)(b)	4,530	4,625,473
Skyworks Solutions Inc., 3.00%, 06/01/31 (Call 03/01/31)	2,969	2,420,066
Texas Instruments Inc.
1.75%, 05/04/30 (Call 02/04/30)	4,398	3,695,239
Security	Par (000)	Value

Semiconductors (continued)
1.90%, 09/15/31 (Call 06/15/31)	$2,070	$1,700,809
2.25%, 09/04/29 (Call 06/04/29)	4,338	3,797,188
3.65%, 08/16/32 (Call 05/16/32)	2,445	2,227,193
4.90%, 03/14/33 (Call 12/14/32)	2,965	2,962,870
TSMC Arizona Corp.
2.50%, 10/25/31 (Call 07/25/31)	8,209	6,805,913
4.13%, 04/22/29 (Call 02/22/29)(a)	2,875	2,771,465
4.25%, 04/22/32 (Call 01/22/32)(a)	5,125	4,918,795
TSMC Global Ltd.
1.38%, 09/28/30 (Call 06/28/30)(a)(b)	5,888	4,625,033
2.25%, 04/23/31 (Call 01/23/31)(b)	7,895	6,481,211
4.63%, 07/22/32 (Call 04/22/32)(a)(b)	2,110	2,047,015
Xilinx Inc., 2.38%, 06/01/30 (Call 03/01/30)	4,549	3,889,149
		317,909,367
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., 4.20%, 05/01/30 (Call 02/01/30)	2,572	2,366,902

Software — 1.8%
Adobe Inc., 2.30%, 02/01/30 (Call 11/01/29)	7,366	6,400,030
Autodesk Inc.
2.40%, 12/15/31 (Call 09/15/31)	5,742	4,710,027
2.85%, 01/15/30 (Call 10/15/29)	3,086	2,706,938
Broadridge Financial Solutions Inc.
2.60%, 05/01/31 (Call 02/01/31)(a)	5,742	4,729,438
2.90%, 12/01/29 (Call 09/01/29)	4,507	3,903,751
Concentrix Corp., 6.85%, 08/02/33 (Call 05/02/33)	3,185	3,124,429
Electronic Arts Inc., 1.85%, 02/15/31 (Call 11/15/30)(a)	2,873	2,299,779
Fidelity National Information Services Inc.
2.25%, 03/01/31 (Call 12/01/30)(a)	7,029	5,699,621
3.75%, 05/21/29 (Call 02/21/29)(a)	3,572	3,331,711
5.10%, 07/15/32 (Call 04/15/32)(a)	4,248	4,188,116
Fiserv Inc.
2.65%, 06/01/30 (Call 03/01/30)	5,711	4,851,202
3.50%, 07/01/29 (Call 04/01/29)(a)	16,645	15,208,986
5.60%, 03/02/33 (Call 12/02/32)	5,785	5,809,845
5.63%, 08/21/33 (Call 05/21/33)	4,195	4,217,779
Intuit Inc.
1.65%, 07/15/30 (Call 04/15/30)	3,128	2,532,963
5.20%, 09/15/33 (Call 06/15/33)(a)	5,496	5,539,595
Microsoft Corp., 1.35%, 09/15/30 (Call 06/15/30)(a)(b)	1,637	1,322,903
MSCI Inc.
3.25%, 08/15/33 (Call 08/15/27)(a)(b)	1,775	1,418,405
3.63%, 09/01/30 (Call 03/01/25)(b)	5,095	4,433,231
3.63%, 11/01/31 (Call 11/01/26)(a)(b)	3,410	2,902,857
3.88%, 02/15/31 (Call 06/01/25)(a)(b)	5,680	4,956,756
4.00%, 11/15/29 (Call 11/15/24)(a)(b)	5,650	5,083,324
Oracle Corp.
2.88%, 03/25/31 (Call 12/25/30)	17,836	15,267,854
2.95%, 04/01/30 (Call 01/01/30)	17,693	15,503,933
3.25%, 05/15/30 (Call 02/15/30)(a)	2,988	2,662,646
4.65%, 05/06/30 (Call 03/06/30)	4,104	3,959,311
4.90%, 02/06/33 (Call 11/06/32)	8,273	7,959,222
6.15%, 11/09/29 (Call 09/09/29)(a)	7,058	7,405,720
6.25%, 11/09/32 (Call 08/09/32)(a)	12,253	12,903,029
Roper Technologies Inc.
1.75%, 02/15/31 (Call 11/15/30)	5,788	4,567,520
2.00%, 06/30/30 (Call 03/30/30)(a)	3,443	2,826,850

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
2.95%, 09/15/29 (Call 06/15/29)	$4,113	$3,657,058
salesforce.com Inc., 1.95%, 07/15/31 (Call 04/15/31)	8,376	6,874,139
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	8,643	6,873,355
Take-Two Interactive Software Inc., 4.00%, 04/14/32 (Call 01/14/32)(a)	2,520	2,308,424
VMware Inc.
2.20%, 08/15/31 (Call 05/15/31)	8,419	6,654,221
4.70%, 05/15/30 (Call 02/15/30)	4,521	4,307,061
Workday Inc.
3.70%, 04/01/29 (Call 02/01/29)	4,240	3,935,028
3.80%, 04/01/32 (Call 01/01/32)(a)	6,900	6,137,945
		213,175,002
Telecommunications — 4.4%
America Movil SAB de CV
2.88%, 05/07/30 (Call 02/07/30)	5,411	4,666,518
3.63%, 04/22/29 (Call 01/22/29)	5,137	4,723,920
4.70%, 07/21/32 (Call 04/21/32)	3,900	3,680,353
AT&T Inc.
2.25%, 02/01/32 (Call 11/01/31)	13,544	10,734,286
2.75%, 06/01/31 (Call 03/01/31)(a)	15,793	13,280,362
4.30%, 02/15/30 (Call 11/15/29)	18,708	17,700,011
4.35%, 03/01/29 (Call 12/01/28)	15,921	15,296,926
Bell Telephone Co. of Canada or Bell Canada (The)
5.10%, 05/11/33 (Call 02/11/33)(a)	4,555	4,445,056
Series US-5, 2.15%, 02/15/32 (Call 11/15/31)(a)	1,579	1,250,624
Bharti Airtel Ltd., 3.25%, 06/03/31 (Call 03/05/31)(a)(b)	1,585	1,342,967
British Telecommunications PLC
3.25%, 11/08/29 (Call 08/08/29)(b)	6,316	5,599,954
5.13%, 12/04/28 (Call 09/24/28)(a)	3,074	3,024,408
9.63%, 12/15/30	17,458	21,119,080
Deutsche Telekom International Finance BV
8.75%, 06/15/30	23,952	28,275,920
9.25%, 06/01/32	2,970	3,741,898
Empresa Nacional de Telecomunicaciones SA, 3.05%, 09/14/32 (Call 06/14/32)(b)	415	315,400
Juniper Networks Inc.
2.00%, 12/10/30 (Call 09/10/30)	2,424	1,888,182
3.75%, 08/15/29 (Call 05/15/29)(a)	3,002	2,742,507
Koninklijke KPN NV, 8.38%, 10/01/30(a)	5,327	6,099,182
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	5,002	4,062,837
2.75%, 05/24/31 (Call 02/24/31)	4,797	3,948,440
4.60%, 05/23/29 (Call 02/23/29)	4,646	4,506,758
5.60%, 06/01/32 (Call 03/01/32)	3,474	3,440,432
NBN Co. Ltd.
2.50%, 01/08/32 (Call 10/08/31)(a)(b)	7,450	6,027,810
2.63%, 05/05/31 (Call 02/05/31)(b)	10,108	8,371,129
6.00%, 10/06/33 (Call 07/06/33)(b)	5,185	5,368,342
NTT Finance Corp., 2.07%, 04/03/31 (Call 01/03/31)(a)(b)	5,139	4,167,553
Ooredoo International Finance Ltd., 2.63%, 04/08/31(a)(b)	5,040	4,230,314
Orange SA, 9.00%, 03/01/31(a)	17,151	20,733,703
Rogers Communications Inc., 3.80%, 03/15/32 (Call 12/15/31)	10,600	9,226,651
Saudi Telecom Co., 3.89%, 05/13/29(b)	5,615	5,296,022
Security	Par (000)	Value

Telecommunications (continued)
Sprint Capital Corp., 8.75%, 03/15/32	$13,476	$16,105,181
Telefonica Europe BV, 8.25%, 09/15/30(a)	12,931	14,854,118
Telefonica Moviles Chile SA, 3.54%, 11/18/31 (Call 08/18/31)(b)	970	693,788
TELUS Corp., 3.40%, 05/13/32 (Call 02/13/32)(a)	5,044	4,308,508
T-Mobile USA Inc.
2.25%, 11/15/31 (Call 08/15/31)	5,583	4,450,670
2.40%, 03/15/29 (Call 01/15/29)	2,626	2,285,970
2.55%, 02/15/31 (Call 11/15/30)	13,764	11,409,918
2.63%, 02/15/29 (Call 02/15/24)	5,239	4,612,074
2.70%, 03/15/32 (Call 12/15/31)	5,400	4,424,939
2.88%, 02/15/31 (Call 02/15/26)	5,695	4,825,541
3.38%, 04/15/29 (Call 04/15/24)	12,650	11,464,538
3.50%, 04/15/31 (Call 04/15/26)(a)	13,550	11,934,037
3.88%, 04/15/30 (Call 01/15/30)	38,016	34,918,267
5.05%, 07/15/33 (Call 04/15/33)	13,810	13,390,074
5.20%, 01/15/33 (Call 10/15/32)	6,863	6,757,839
Verizon Communications Inc.
1.50%, 09/18/30 (Call 06/18/30)(a)	6,697	5,333,279
1.68%, 10/30/30 (Call 07/30/30)	5,984	4,741,191
1.75%, 01/20/31 (Call 10/20/30)	11,990	9,450,779
2.36%, 03/15/32 (Call 12/15/31)	26,312	20,988,768
2.55%, 03/21/31 (Call 12/21/30)	19,742	16,393,019
3.15%, 03/22/30 (Call 12/22/29)	8,056	7,147,529
3.88%, 02/08/29 (Call 11/08/28)	6,680	6,317,278
4.02%, 12/03/29 (Call 09/03/29)	21,279	19,980,841
4.50%, 08/10/33(a)	4,710	4,403,645
5.05%, 05/09/33 (Call 02/09/33)	11,087	10,910,653
6.40%, 09/15/33(a)	3,340	3,566,902
7.75%, 12/01/30(a)	3,339	3,793,105
Vodafone Group PLC
6.25%, 11/30/32(a)	3,395	3,560,060
7.88%, 02/15/30	7,277	8,141,850
Xiaomi Best Time International Ltd.
2.88%, 07/14/31 (Call 04/14/31)(b)	3,550	2,831,765
3.38%, 04/29/30 (Call 01/29/30)(a)(b)	2,390	2,032,887
		505,336,558
Toys, Games & Hobbies — 0.1%
Hasbro Inc., 3.90%, 11/19/29 (Call 08/19/29)	5,212	4,687,031
Mattel Inc., 3.75%, 04/01/29 (Call 04/01/24)(a)(b)	1,845	1,634,812
		6,321,843
Transportation — 1.1%
AP Moller - Maersk A/S, 4.50%, 06/20/29 (Call 03/20/29)(a)(b)	3,311	3,178,072
AP Moller - Maersk AS, 5.88%, 09/14/33 (Call 06/14/33)(a)(b)	4,013	3,999,922
Burlington Northern Santa Fe LLC, 7.95%, 08/15/30(a)	785	906,399
Canadian National Railway Co.
3.85%, 08/05/32 (Call 05/05/32)	4,530	4,137,089
5.85%, 11/01/33 (Call 08/01/33)(a)	930	981,949
Canadian Pacific Railway Co.
2.05%, 03/05/30 (Call 12/05/29)(a)	3,115	2,583,958
2.45%, 12/02/31 (Call 09/02/31)(a)	8,818	7,994,539
2.88%, 11/15/29 (Call 08/15/29)	2,718	2,380,255
5.75%, 03/15/33(a)	205	206,792
7.13%, 10/15/31(a)	1,582	1,738,700

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)(a)	$2,577	$2,202,685
4.10%, 11/15/32 (Call 08/15/32)(a)	5,373	4,999,547
5.20%, 11/15/33 (Call 08/15/33)(a)	5,005	4,984,897
Empresa de Transporte de Pasajeros Metro SA, 3.65%, 05/07/30 (Call 02/07/30)(b)	2,785	2,475,534
FedEx Corp.
2.40%, 05/15/31 (Call 02/15/31)(a)	5,703	4,746,549
3.10%, 08/05/29 (Call 05/05/29)(a)	5,716	5,142,633
4.25%, 05/15/30 (Call 02/15/30)(a)	4,314	4,093,377
Norfolk Southern Corp.
2.30%, 05/15/31 (Call 02/15/31)(a)	3,498	2,880,326
2.55%, 11/01/29 (Call 08/01/29)	2,586	2,232,222
3.00%, 03/15/32 (Call 12/15/31)(a)	3,478	2,961,796
4.45%, 03/01/33 (Call 12/01/32)(a)	3,238	3,049,567
5.05%, 08/01/30 (Call 06/01/30)(a)	3,840	3,817,811
5.55%, 03/15/34 (Call 12/15/33)	2,675	2,715,042
7.25%, 02/15/31(a)	235	256,788
Ryder System Inc., 6.60%, 12/01/33 (Call 09/01/33)	840	882,411
TTX Co., 5.75%, 11/22/33 (Call 08/22/33)(b)	670	688,179
Union Pacific Corp.
2.38%, 05/20/31 (Call 02/20/31)(a)	5,668	4,730,528
2.40%, 02/05/30 (Call 11/05/29)(a)	4,688	4,036,625
2.80%, 02/14/32 (Call 11/14/31)	6,798	5,755,383
3.70%, 03/01/29 (Call 12/01/28)(a)	5,026	4,774,293
4.50%, 01/20/33 (Call 10/20/32)(a)	5,370	5,170,525
6.63%, 02/01/29(a)	310	335,707
United Parcel Service Inc.
2.50%, 09/01/29 (Call 06/01/29)(a)	2,803	2,460,306
3.40%, 03/15/29 (Call 12/15/28)	4,764	4,473,408
4.45%, 04/01/30 (Call 01/01/30)	4,335	4,257,946
4.88%, 03/03/33 (Call 12/03/32)(a)	5,608	5,580,033
United Parcel Service of America Inc., 7.62%, 04/01/30(a)(e)	476	545,738
Walmart Inc., 1.80%, 09/22/31 (Call 06/22/31)(a)	12,038	9,845,746
		128,203,277
Trucking & Leasing — 0.2%
GATX Corp.
1.90%, 06/01/31 (Call 03/01/31)	2,177	1,641,905
3.50%, 06/01/32 (Call 03/01/32)(a)	2,057	1,708,751
4.00%, 06/30/30 (Call 03/30/30)	2,528	2,260,252
4.70%, 04/01/29 (Call 01/01/29)	2,676	2,554,037
4.90%, 03/15/33 (Call 12/15/32)(a)	1,835	1,717,015
5.45%, 09/15/33 (Call 06/15/33)(a)	1,730	1,655,274
Penske Truck Leasing Co. LP/PTL Finance Corp
3.35%, 11/01/29 (Call 08/01/29)(b)	1,982	1,709,990
6.20%, 06/15/30 (Call 04/15/30)(b)	2,740	2,774,450
SMBC Aviation Capital Finance DAC, 5.70%, 07/25/33 (Call 04/25/33)(b)	4,010	3,862,035
		19,883,709
Water — 0.2%
American Water Capital Corp.
2.30%, 06/01/31 (Call 03/01/31)	2,690	2,204,382
2.80%, 05/01/30 (Call 02/01/30)	3,060	2,649,874
3.45%, 06/01/29 (Call 03/01/29)	2,912	2,672,781
Security	Par (000)	Value

Water (continued)
4.45%, 06/01/32 (Call 03/01/32)(a)	$4,900	$4,663,321
Essential Utilities Inc.
2.40%, 05/01/31 (Call 02/01/31)(a)	3,218	2,570,501
2.70%, 04/15/30 (Call 01/15/30)	2,524	2,131,013
3.57%, 05/01/29 (Call 02/01/29)(a)	1,937	1,778,443
		18,670,315

Total Corporate Bonds & Notes — 98.7%
(Cost: $12,642,365,674)		11,423,800,960

Foreign Government Obligations(f)

South Korea — 0.1%
Korea Gas Corp., 2.00%, 07/13/31(b)	2,485	1,984,803
Korea Housing Finance Corp., 4.63%, 02/24/33(b)	2,535	2,385,549
Korea National Oil Corp.
2.38%, 04/07/31(a)(b)	1,950	1,596,724
2.63%, 04/18/32(b)	3,270	2,656,488
		8,623,564

Total Foreign Government Obligations — 0.1%
(Cost: $9,762,332)		8,623,564

Total Long-Term Investments — 98.8%
(Cost: $12,652,128,006)		11,432,424,524

	Shares

Short-Term Securities

Money Market Funds — 11.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(g)(h)(i)	1,243,645,869	1,244,267,692
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.34%(g)(h)	51,050,000	51,050,000

Total Short-Term Securities — 11.2%
(Cost: $1,294,649,747)		1,295,317,692

Total Investments — 110.0%
(Cost: $13,946,777,753)		12,727,742,216

Liabilities in Excess of Other Assets — (10.0)%		(1,156,064,205)

Net Assets — 100.0%		$11,571,678,011

(a)	All or a portion of this security is on loan.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(d)	Perpetual security with no stated maturity date.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	U.S. dollar denominated security issued by foreign domiciled entity.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
November 30, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,290,306,207	$—		$(45,892,460	)(a)	$(78,883)	$(67,172)	$1,244,267,692	1,243,645,869	$4,403,200	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	19,842,000	31,208,000	(a)	—		—	—	51,050,000	51,050,000	1,922,183		—
						$(78,883)	$(67,172)	$1,295,317,692		$6,325,383		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$11,423,800,960	$—	$11,423,800,960
Foreign Government Obligations	—	8,623,564	—	8,623,564
Short-Term Securities
Money Market Funds	1,295,317,692	—	—	1,295,317,692
	$1,295,317,692	$11,432,424,524	$—	$12,727,742,216

Portfolio Abbreviation

CMT	Constant Maturity Treasury	REIT	Real Estate Investment Trust
JSC	Joint Stock Company	SOFR	Secured Overnight Financing Rate
LIBOR	London Interbank Offered Rate
PJSC	Public Joint Stock Company